UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series® Global Discovery FundSM Investment portfolio March 31, 2013 unaudited

Common stocks 84.34%
		Value
Health care 22.30%	Shares	(000)

Hologic, Inc.[1]	500,000	$11,300
Forest Laboratories, Inc.[1]	200,200	7,616
Gilead Sciences, Inc.[1]	120,000	5,872
Teva Pharmaceutical Industries Ltd. (ADR)	99,000	3,928
Allergan, Inc.	35,000	3,907
Edwards Lifesciences Corp.[1]	45,000	3,697
NuVasive, Inc.[1]	173,000	3,687
Illumina, Inc.[1]	60,000	3,240
Alexion Pharmaceuticals, Inc.[1]	35,000	3,225
QIAGEN NV1	140,929	2,937
Mesoblast Ltd.[1]	370,000	2,370
Merck KGaA	13,924	2,101
Medtronic, Inc.	40,000	1,878
Insulet Corp.[1]	72,000	1,862
UnitedHealth Group Inc.	30,000	1,716
Orthofix International NV1	45,000	1,614
Biogen Idec Inc.[1]	8,100	1,563
UCB SA	19,654	1,254
Integra LifeSciences Holdings Corp.[1]	32,000	1,248
		65,015

Consumer discretionary 21.55%
Netflix, Inc.[1]	75,000	14,205
Comcast Corp., Class A, special nonvoting shares	150,000	5,943
Comcast Corp., Class A	35,000	1,470
Daily Mail and General Trust PLC, Class A, nonvoting	500,000	5,390
Lions Gate Entertainment Corp.[1]	225,000	5,348
Amazon.com, Inc.[1]	20,000	5,330
Paddy Power PLC	55,000	4,963
JCDecaux SA	140,000	3,836
Sky Deutschland AG1	598,928	3,302
Time Warner Inc.	50,000	2,881
Texas Roadhouse, Inc.	115,000	2,322
Reed Elsevier PLC	195,000	2,314
John Wiley & Sons, Inc., Class A	40,000	1,558
Garmin Ltd.	45,000	1,487
Kingfisher PLC	300,000	1,312
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,171
		62,832

Information technology 15.50%
Google Inc., Class A1	14,000	11,116
Baidu, Inc., Class A (ADR)[1]	50,000	4,385
SINA Corp.[1]	80,000	3,887
Adobe Systems Inc.[1]	70,000	3,046
AAC Technologies Holdings Inc.	600,000	2,883
SAP AG	31,500	2,523
Mail.Ru Group Ltd. (GDR)	90,000	2,493
Delta Electronics, Inc.	550,000	2,345
Yahoo! Inc.[1]	95,000	2,235
eBay Inc.[1]	40,000	2,169
Trimble Navigation Ltd.[1]	70,000	2,097
Autodesk, Inc.[1]	50,000	2,062
Intuit Inc.	30,000	1,970
Logitech International SA	210,000	1,464
Avid Technology, Inc.[1]	85,000	533
		45,208

Financials 10.94%
Sampo Oyj, Class A	125,000	4,806
AIA Group Ltd.	750,000	3,285
Aberdeen Asset Management PLC	470,000	3,065
State Street Corp.	50,000	2,955
Assured Guaranty Ltd.	120,000	2,473
Longfor Properties Co. Ltd.	1,400,000	2,316
Marsh & McLennan Companies, Inc.	60,000	2,278
Principal Financial Group, Inc.	65,000	2,212
Fifth Third Bancorp	130,000	2,120
Banco Santander, SA1	302,980	2,036
HSBC Holdings PLC (Hong Kong)	192,000	2,028
Deutsche Bank AG	43,200	1,684
UBS AG	42,538	652
		31,910

Utilities 4.96%
ENN Energy Holdings Ltd.	2,610,000	14,458

Industrials 3.88%
Ryanair Holdings PLC (ADR)	69,400	2,900
JG Summit Holdings, Inc.	2,500,000	2,603
Verisk Analytics, Inc., Class A1	40,000	2,465
Serco Group PLC	205,000	1,953
Waste Management, Inc.	35,800	1,404
		11,325

Telecommunication services 3.42%
SOFTBANK CORP.	86,000	3,964
Crown Castle International Corp.[1]	50,000	3,482
MTN Group Ltd.	90,000	1,578
Millicom International Cellular SA (SDR)	12,200	975
		9,999

Materials 1.22%
Monsanto Co.	24,800	2,620
Ube Industries, Ltd.	475,000	933
		3,553

Energy 0.57%

Schlumberger Ltd.	22,000	$ 1,647
Total common stocks (cost: $177,439,000)	245,947

	Principal amount
Short-term securities 15.46%	(000)

Wal-Mart Stores, Inc. 0.10% due 4/3/2013[2]	$6,600	6,600
PepsiCo Inc. 0.07% due 5/3/2013[2]	6,400	6,399
Freddie Mac 0.08%–0.16% due 4/16–5/3/2013	6,145	6,145
U.S. Treasury Bills 0.091%–0.141% due 4/18–5/9/2013	5,800	5,800
Chevron Corp. 0.10%–0.11% due 4/3/2013[2]	4,500	4,500
Pfizer Inc 0.08% due 4/11/2013[2]	4,300	4,300
John Deere Credit Ltd. 0.11% due 4/9–5/2/2013[2]	3,400	3,400
Fannie Mae 0.10% due 7/1/2013	2,700	2,699
National Rural Utilities Cooperative Finance Corp. 0.13% due 5/1/2013	2,350	2,350
Variable Funding Capital Company LLC 0.16% due 4/25/2013[2]	1,800	1,800
Private Export Funding Corp. 0.26% due 6/18/2013[2]	1,100	1,099

Total short-term securities (cost: $45,091,000)		45,092
Total investment securities (cost: $222,530,000)		291,039
Other assets less liabilities		571
Net assets		$291,610

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,098,000, which represented 9.64% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 75,889
Gross unrealized depreciation on investment securities	(7,798)
Net unrealized appreciation on investment securities	68,091
Cost of investment securities for federal income tax purposes	222,948

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

Global Growth FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 96.15%
		Value
Consumer discretionary 21.02%	Shares	(000)

Amazon.com, Inc.[1]	524,500	$ 139,774
Virgin Media Inc.	2,160,000	105,775
Toyota Motor Corp.	1,492,500	77,042
Home Depot, Inc.	1,050,000	73,269
Honda Motor Co., Ltd.	1,753,800	66,222
Naspers Ltd., Class N	987,500	61,428
Las Vegas Sands Corp.	973,601	54,862
Burberry Group PLC	2,635,000	53,206
priceline.com Inc.[1]	64,500	44,371
adidas AG	422,000	43,779
Hyundai Mobis Co., Ltd.	130,500	36,068
NIKE, Inc., Class B	568,000	33,518
Navitas Ltd.	5,950,000	33,025
Swatch Group Ltd, non-registered shares	54,791	31,841
DIRECTV[1]	550,000	31,136
HUGO BOSS AG	271,200	30,387
Mr Price Group Ltd.	2,232,100	28,356
Arcos Dorados Holdings Inc., Class A	2,055,000	27,126
Industria de Diseño Textil, SA	166,700	22,092
Johnson Controls, Inc.	520,000	18,236
Dongfeng Motor Group Co., Ltd., Class H	11,428,000	16,047
Nikon Corp.	650,000	15,403
Kia Motors Corp.	281,000	14,042
Suzuki Motor Corp.	600,000	13,453
CBS Corp., Class B	275,500	12,863
Publicis Groupe SA	189,672	12,717
Time Warner Inc.	196,000	11,294
Harman International Industries, Inc.	250,000	11,158
Daimler AG	54,000	2,938
Multi Screen Media Private Ltd.[1,2,3]	16,148	1,335
		1,122,763

Financials 16.71%
Moody’s Corp.	2,529,900	134,894
AXA SA	3,836,463	65,940
HSBC Holdings PLC	6,076,728	64,859
AIA Group Ltd.	14,167,700	62,054
Industrial and Commercial Bank of China Ltd., Class H	80,000,000	56,064
Prudential PLC	3,313,747	53,620
Agricultural Bank of China, Class H	85,023,000	40,745
Housing Development Finance Corp. Ltd.	2,600,000	39,526
JPMorgan Chase & Co.	805,000	38,205
Wells Fargo & Co.	900,000	33,291
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,025,300	31,250
BNP Paribas SA	500,000	25,660
ICICI Bank Ltd.	1,325,000	25,481
Goldman Sachs Group, Inc.	165,000	24,280
Sanlam Ltd.	4,680,000	23,977
China Life Insurance Co. Ltd., Class H	8,600,000	22,268
CIMB Group Holdings Bhd.	7,500,000	18,480
East West Bancorp, Inc.	700,000	17,969
Citigroup Inc.	400,000	17,696
BDO Unibank, Inc.[1]	7,553,333	16,612
ACE Ltd.	177,000	15,748
CME Group Inc., Class A	251,700	15,452
Hongkong Land Holdings Ltd.	2,000,000	14,820
Rayonier Inc.[1]	200,000	11,934
Bank of Nova Scotia	170,190	9,900
Allianz SE	43,500	5,907
ORIX Corp.	448,600	5,675
		892,307

Health care 13.67%
Gilead Sciences, Inc.[1]	2,335,000	114,252
Novo Nordisk A/S, Class B	698,200	113,424
UnitedHealth Group Inc.	1,010,000	57,782
Merck & Co., Inc.	1,134,000	50,157
Vertex Pharmaceuticals Inc.[1]	800,000	43,984
Novartis AG	580,000	41,186
Bayer AG	349,300	36,026
Celgene Corp.[1]	268,000	31,064
Sonic Healthcare Ltd.	2,036,407	29,540
Grifols, SA, Class B (ADR)[1]	909,306	26,379
UCB SA	400,020	25,533
Bristol-Myers Squibb Co.	601,300	24,768
AstraZeneca PLC	450,000	22,559
Roche Holding AG	90,000	20,940
Express Scripts Holding Co.[1]	325,000	18,736
Baxter International Inc.	240,000	17,434
Mindray Medical International Ltd., Class A (ADR)	435,000	17,374
Intuitive Surgical, Inc.[1]	31,000	15,227
Regeneron Pharmaceuticals, Inc.[1]	82,200	14,500
Edwards Lifesciences Corp.[1]	115,000	9,448
		730,313

Information technology 13.22%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	78,578
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,000,000	34,380
ASML Holding NV (New York registered)	647,176	44,015
ASML Holding NV	624,897	42,025
Google Inc., Class A1	86,700	68,842
Texas Instruments Inc.	1,630,000	57,832
Nintendo Co., Ltd.	511,000	54,872
TE Connectivity Ltd.	1,266,250	53,094
TDK Corp.	1,334,000	46,332
Oracle Corp.	1,055,000	34,119
ASM Pacific Technology Ltd.	3,000,000	32,966
Baidu, Inc., Class A (ADR)[1]	375,000	32,888
Rackspace Hosting, Inc.[1]	450,000	22,716
ASM International NV	562,000	18,660
Amphenol Corp.,Class A	200,000	14,930
salesforce.com, inc.[1]	70,000	12,518
KLA-Tencor Corp.	235,000	12,394
Microsoft Corp.	400,000	11,444
VeriSign, Inc.[1]	240,000	11,347
Infineon Technologies AG	1,425,000	11,251
Avago Technologies Ltd.	310,000	11,135
		706,338

Consumer staples 9.92%
Anheuser-Busch InBev NV	1,016,325	100,628
Nestlé SA	1,340,000	96,848
Pernod Ricard SA	541,939	67,522
Unilever NV, depository receipts	1,305,000	53,448
Shoprite Holdings Ltd.	2,607,500	51,759
Alimentation Couche-Tard Inc., Class B	566,700	30,707
SABMiller PLC	500,000	26,315
Kimberly-Clark de México, SAB de CV, Class A	6,900,000	24,075
PepsiCo, Inc.	265,000	20,964
Wal-Mart de México, SAB de CV, Series V (ADR)	560,000	18,340
Procter & Gamble Co.	200,000	15,412
Avon Products, Inc.	695,800	14,424
Coca-Cola Hellenic Bottling Co. SA	180,000	4,822
Coca-Cola Co.	115,000	4,651
		529,915

Industrials 6.94%
United Technologies Corp.	775,000	72,408
Geberit AG1	200,000	49,208
Vallourec SA	860,000	41,335
Boeing Co.	415,000	35,628
Qantas Airways Ltd.[1]	14,000,000	26,023
IDEX Corp.	486,700	26,000
Masco Corp.	800,000	16,200
Marubeni Corp.	2,000,000	14,934
Singapore Technologies Engineering Ltd	4,000,000	13,897
Ryanair Holdings PLC (ADR)[1]	313,100	13,081
Siemens AG	100,000	10,770
Intertek Group PLC	205,000	10,568
Komatsu Ltd.	425,700	10,169
Schneider Electric SA	130,000	9,497
Eaton Corp. PLC	150,000	9,187
Union Pacific Corp.	47,000	6,693
Kubota Corp.	340,000	4,832
		370,430

Energy 6.00%

Oil Search Ltd.	6,973,952	53,959
TOTAL SA	713,000	34,137
Royal Dutch Shell PLC, Class B	574,666	19,078
Royal Dutch Shell PLC, Class B (ADR)	220,100	14,707
Canadian Natural Resources, Ltd.	961,400	30,815
Chevron Corp.	250,000	29,705
INPEX CORP.	5,000	26,553
Ophir Energy PLC[1]	2,624,720	18,468
Enbridge Inc.	392,000	18,247
Tourmaline Oil Corp.[1]	450,000	17,395
Peyto Exploration & Development Corp.	500,000	13,256
Transocean Ltd.[1]	225,000	11,691
Schlumberger Ltd.	150,000	11,233
Imperial Oil Ltd.	257,928	10,539
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	6,897
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	200,000	3,314
		319,994

Materials 4.82%
Steel Dynamics, Inc.	3,112,332	49,393
Rio Tinto PLC	910,000	42,653
Sigma-Aldrich Corp.	485,000	37,675
Northam Platinum Ltd.[1]	8,022,449	34,585
Dow Chemical Co.	865,000	27,542
Glencore International PLC	4,000,000	21,642
Akzo Nobel NV	270,600	17,175
FMC Corp.	252,000	14,371
Chr. Hansen Holding A/S	220,000	8,161
Alcoa Inc.	500,000	4,260
		257,457

Telecommunication services 2.16%
SOFTBANK CORP.	1,271,600	58,617
TalkTalk Telecom Group PLC	5,625,000	23,280
Vodafone Group PLC	6,000,000	17,011
MTN Group Ltd.	675,000	11,836
NII Holdings, Inc., Class B1	600,000	2,598
China Telecom Corp. Ltd., Class H	4,281,000	2,156
		115,498

Utilities 0.53%
GDF SUEZ	750,000	14,438
CLP Holdings Ltd.	1,600,000	14,016
		28,454

Miscellaneous 1.16%
Other common stocks in initial period of acquisition		61,801
Total common stocks (cost: $3,636,378,000)	5,135,270

Bonds, notes & other debt instruments 0.28%
	Principal amount	Value
U.S. Treasury bonds & notes 0.28%	(000)	(000)

U.S. Treasury 4.00% 2015	$14,150	$ 15,141
Total bonds, notes & other debt instruments (cost: $15,142,000)	15,141

Short-term securities 3.99%

Freddie Mac 0.16% due 4/16–7/1/2013	38,300	38,290
Province of Ontario 0.13% due 4/15/2013	30,000	29,998
BHP Billiton Finance (USA) Limited 0.12% due 4/4/2013[4]	21,000	21,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 4/4/2013	20,100	20,100
Nordea North America, Inc. 0.195% due 4/11/2013	20,000	19,999
Fannie Mae 0.15% due 9/3/2013	20,000	19,989
Federal Home Loan Bank 0.152% due 4/1/2013	17,100	17,100
Commonwealth Bank of Australia 0.20% due 4/8/2013[4]	15,000	14,999
Bank of Nova Scotia 0.08%–0.175% due 4/1–4/26/2013	12,800	12,799
Toyota Credit Canada Inc. 0.14% due 4/15/2013	10,000	9,999
Thunder Bay Funding, LLC 0.19% due 4/24/2013[4]	8,800	8,799

Total short-term securities (cost: $213,065,000)		213,072
Total investment securities (cost: $3,864,585,000)		5,363,483
Other assets less liabilities		(22,238)
Net assets		$5,341,245

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	4/8/2013	JPMorgan Chase	$72,000	¥6,754,500	$254

1 Security did not produce income during the last 12 months.

2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,335,000, which represented .02% of the net assets of the fund.

3 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,798,000, which represented .84% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,613,586
Gross unrealized depreciation on investment securities	(130,584)
Net unrealized appreciation on investment securities	1,483,002
Cost of investment securities for federal income tax purposes	3,880,481

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

Global Small Capitalization FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 91.87%
		Value
Consumer discretionary 20.35%	Shares	(000)

Netflix, Inc.[1]	543,600	$102,963
Lions Gate Entertainment Corp.[1]	3,657,467	86,938
Melco Crown Entertainment Ltd. (ADR)[1]	3,027,763	70,668
Penske Automotive Group, Inc.	1,205,000	40,199
Paddy Power PLC	372,500	33,611
Minth Group Ltd.	16,792,000	24,747
Wendy’s Co.	4,095,000	23,219
Tesla Motors, Inc.[1]	570,000	21,597
PT Global Mediacom Tbk	78,882,000	18,873
zooplus AG, non-registered shares[1,2]	357,716	18,741
Hankook Tire Co., Ltd.	418,940	18,112
Galaxy Entertainment Group Ltd.[1]	4,318,000	18,023
Chow Sang Sang Holdings International Ltd.	5,838,300	17,223
Entertainment One Ltd.[1]	5,685,300	16,088
CTC Media, Inc.	1,285,372	15,155
Hyundai Home Shopping Co., Ltd.	116,022	14,443
Bloomberry Resorts Corp.[1]	41,294,500	14,409
REXLot Holdings Ltd.	162,500,000	14,235
Home Inns & Hotels Management Inc. (ADR)[1]	475,250	14,158
Bloomin’ Brands, Inc.[1]	699,100	12,493
Group 1 Automotive, Inc.	200,000	12,014
Betfair Group PLC	1,105,000	11,836
Brinker International, Inc.	295,000	11,107
Five Below, Inc.[1]	271,200	10,276
Melco International Development Ltd.	5,916,000	10,243
John Wiley & Sons, Inc., Class A	240,596	9,374
Cheil Worldwide Inc.[1]	413,500	8,938
Parkson Retail Asia Ltd.	6,212,000	8,211
Mando Corp.	76,100	8,003
Rightmove PLC	293,665	7,946
Toll Brothers, Inc.[1]	225,000	7,704
Brunswick Corp.	210,000	7,186
Inchcape PLC	865,300	6,606
China Lodging Group, Ltd. (ADR)[1]	379,000	6,238
Mood Media Corp.[1]	2,694,000	2,731
Mood Media Corp.[1,3]	2,125,000	2,154
Mood Media Corp. (CDI)[1,3]	1,335,000	1,353
CDON Group AB1	1,023,288	5,810
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	5,228
Intercontinental Hotels Group PLC	161,991	4,940
Eros International PLC[1]	1,370,000	4,808
Ekornes ASA	293,100	4,716
Zhongsheng Group Holdings Ltd.	3,667,500	4,441
Delticom AG	83,000	3,812
CJ Home Shopping Co., Ltd.	13,700	3,680
Mothercare PLC[1]	750,000	3,589
POLYTEC Holding AG, non-registered shares	364,350	2,998
Golden Eagle Retail Group Ltd.	1,652,000	2,979
Minor International PCL	3,560,800	2,955
American Axle & Manufacturing Holdings, Inc.[1]	202,000	2,757
HT Media Ltd.	1,417,000	2,646
Stella International Holdings Ltd.	781,500	2,346
Parkson Retail Group Ltd.	3,635,500	2,164
Halfords Group PLC	419,300	2,056
Talwalkars Better Value Fitness Ltd.	650,000	1,705
Café de Coral Holdings Ltd.	508,000	1,548
China Zenix Auto International Ltd. (ADR)[1]	428,500	1,320
Phorm Corp. Ltd.[1,2,3]	5,260,000	440
Five Star Travel Corp.[1,3,4]	219,739	69
Ten Alps PLC[1]	2,600,000	54
CEC Unet PLC[1,4]	14,911,148	—
		794,876

Industrials 13.45%
International Container Terminal Services, Inc.	34,610,000	78,108
Intertek Group PLC	1,220,000	62,893
Polypore International, Inc.[1]	928,000	37,287
Moog Inc., Class A1	547,100	25,074
ITT Corp.	774,000	22,005
JVM Co., Ltd.[1,2]	411,500	20,638
AirAsia Bhd.	22,400,000	20,472
Cebu Air, Inc.	11,450,000	19,079
Goodpack Ltd.	11,478,000	17,347
PT AKR Corporindo Tbk	32,680,000	16,815
Clean Harbors, Inc.[1]	278,656	16,187
Herman Miller, Inc.	575,000	15,910
Blount International, Inc.[1]	1,125,000	15,052
Alliance Global Group, Inc.	23,370,000	12,112
KEYW Holding Corp.[1]	750,000	12,097
Thermon Group Holdings, Inc.[1]	410,000	9,106
Frigoglass SAIC[1]	1,626,030	9,066
Northgate PLC	1,838,270	8,735
Carborundum Universal Ltd.	3,858,942	8,410
BELIMO Holding AG	3,450	7,954
Globaltrans Investment PLC (GDR)[3]	270,600	4,270
Globaltrans Investment PLC (GDR)	194,400	3,068
Waste Connections, Inc.	194,600	7,002
NORMA Group AG, non-registered shares	204,500	6,444
Harsco Corp.	250,500	6,205
Dynasty Ceramic PCL	2,710,400	5,761
Hays PLC	3,180,000	4,660
J. Kumar Infraprojects Ltd.	1,300,000	4,640
Uponor Oyj	303,000	4,117
Geberit AG	16,500	4,060
Gujarat Pipavav Port Ltd.[1]	4,050,000	3,707
Go-Ahead Group PLC	165,000	3,688
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	3,529
Houston Wire & Cable Co.	267,600	3,465
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	205,400	3,312
MISUMI Group Inc.	119,800	3,301
ITE Group PLC	760,000	3,151
SATS Ltd.	1,250,000	3,063
Johnson Electric Holdings Ltd.	3,040,000	2,263
American Science and Engineering, Inc.	34,200	2,086
Boer Power Holdings Ltd.	3,194,000	1,852
Leoch International Technology Ltd.	12,455,000	1,653
TD Power Systems Ltd.	343,200	1,594
Beacon Roofing Supply, Inc.[1]	40,120	1,551
Praj Industries Ltd.	2,050,000	1,379
Amara Raja Batteries Ltd.	135,712	685
Aker Philadelphia Shipyard ASA[1]	74,338	342
Pursuit Dynamics PLC[1]	4,102,637	101
Securitas AB, Class B	5,390	51
		525,347

Health care 11.62%
Synageva BioPharma Corp.[1]	1,233,100	67,722
BioMarin Pharmaceutical Inc.[1]	869,800	54,154
Illumina, Inc.[1]	706,400	38,146
athenahealth, Inc.[1]	389,798	37,826
Hikma Pharmaceuticals PLC	1,491,000	23,424
Hill-Rom Holdings, Inc.	628,771	22,145
VCA Antech, Inc.[1]	665,000	15,621
Orexigen Therapeutics, Inc.[1]	2,445,000	15,281
JSC Pharmstandard (GDR)[1]	706,865	14,597
Orthofix International NV1	401,600	14,405
Volcano Corp.[1]	602,278	13,407
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	13,203
Fleury SA, ordinary nominative	1,238,000	11,695
MD Medical Group Investments PLC (GDR)[1,3]	470,900	8,274
MD Medical Group Investments PLC (GDR)[1]	124,100	2,180
GN Store Nord AS	563,000	10,017
Mauna Kea Technologies SA1	555,400	8,820
Medidata Solutions, Inc.[1]	144,934	8,403
ArthroCare Corp.[1]	204,639	7,113
NuVasive, Inc.[1]	304,800	6,495
Exelixis, Inc.[1]	1,400,000	6,468
Endo Health Solutions Inc.[1]	187,700	5,774
Teleflex Inc.	60,200	5,087
QRxPharma Ltd.[1]	4,129,927	5,032
Fisher & Paykel Healthcare Corp. Ltd.	2,115,000	4,637
Merck Ltd.	370,857	4,307
Luminex Corp.[1]	257,397	4,252
Tsumura & Co.	105,000	3,876
Cadence Pharmaceuticals, Inc.[1]	549,500	3,676
CFR Pharmaceuticals SA	12,870,000	3,316
Hologic, Inc.[1]	140,000	3,164
Amplifon SpA	545,000	2,850
Myriad Genetics, Inc.[1]	91,800	2,332
EOS imaging SA1	380,000	2,328
St.Shine Optical Co. Ltd.	105,000	2,100
STENTYS SA1	126,040	1,818
Savient Pharmaceuticals, Inc.[1]	162,997	130
		454,075

Information technology 9.47%

AAC Technologies Holdings Inc.	11,687,100	$ 56,158
Hittite Microwave Corp.[1]	849,700	51,458
Itron, Inc.[1]	458,500	21,274
OpenTable, Inc.[1]	292,789	18,440
Semtech Corp.[1]	471,000	16,669
Liquidity Services, Inc.[1]	542,949	16,185
Hamamatsu Photonics KK	331,000	13,324
Spectris PLC	340,000	12,687
Kingboard Laminates Holdings Ltd.	27,934,100	12,307
SINA Corp.[1]	250,000	12,148
Cognex Corp.	250,000	10,538
Youku Inc., Class A (ADR)[1]	600,000	10,062
Demand Media, Inc.[1]	1,137,900	9,820
Hana Microelectronics PCL	11,370,000	9,706
Delta Electronics (Thailand) PCL	7,332,800	9,452
Immersion Corp.[1]	743,300	8,726
OBIC Co., Ltd.	29,230	6,740
Cardtronics, Inc.[1]	230,000	6,316
PChome Online Inc.	1,441,702	6,220
Power Integrations, Inc.	142,900	6,203
ExlService Holdings, Inc.[1]	184,000	6,050
Monster Worldwide, Inc.[1]	1,186,000	6,013
Halma PLC	682,500	5,371
Agilysys, Inc.[1]	501,500	4,985
SciQuest, Inc.[1]	200,000	4,808
Kingdee International Software Group Co. Ltd.[1]	26,670,400	4,398
Splunk Inc.[1]	98,700	3,951
Angie’s List, Inc.[1]	178,280	3,523
VTech Holdings Ltd.	230,000	2,804
Playtech Ltd.	285,000	2,737
Tangoe, Inc.[1]	220,000	2,726
AOL Inc.[1]	64,909	2,498
RealPage, Inc.[1]	118,700	2,458
Dialog Semiconductor PLC[1]	128,424	1,704
China High Precision Automation Group Ltd.[4]	19,890,000	1,025
Remark Media, Inc.[1]	190,216	335
Remark Media, Inc.[1,3,4]	67,431	85
		369,904

Financials 8.61%
Ocwen Financial Corp.[1]	1,269,000	48,120
Home Loan Servicing Solutions, Ltd.	1,281,000	29,886
Old Republic International Corp.	2,150,000	27,326
Siam Future Development PCL[1]	35,332,700	12,186
Siam Future Development PCL, nonvoting depository receipt[1]	27,579,000	9,512
Kemper Corp.	595,000	19,403
SVB Financial Group[1]	257,600	18,274
Starwood Property Trust, Inc.	655,000	18,183
K. Wah International Holdings Ltd.	29,119,368	16,355
National Financial Partners Corp.[1]	661,800	14,844
GT Capital Holdings, Inc.	683,000	12,268
Altisource Portfolio Solutions SA1	167,000	11,648
ARA Asset Management Ltd.	5,948,360	9,206
Crédito Real, SAB de CV1	4,193,330	7,246
Primerica, Inc.	200,000	6,556
Fibra Uno Administración, SA de CV	1,869,300	6,165
Tune Ins Holdings Bhd.[1]	13,112,000	5,929
Airesis SA1,2	3,294,151	5,896
PT Agung Podomoro Land Tbk	108,989,000	5,720
Assured Guaranty Ltd.	275,000	5,668
Banco ABC Brasil SA, preferred nominative	616,551	4,986
Hemaraj Land and Development PCL, nonvoting depositary receipt	27,875,000	4,055
Banco Pine SA, preferred nominative	542,192	3,872
Lai Sun Development Co. Ltd.[1]	118,000,000	3,770
Leucadia National Corp.	134,460	3,688
East West Bancorp, Inc.	142,500	3,658
Mahindra Lifespace Developers Ltd.	518,356	3,614
Supalai PCL	4,030,000	2,821
ING Vysya Bank Ltd.	260,000	2,665
Punjab & Sind Bank	2,425,000	2,599
Globe Trade Center SA1	1,062,766	2,495
Altisource Asset Management Corp.[1]	16,398	2,214
Paraná Banco SA, preferred nominative	301,380	2,113
First Southern Bancorp, Inc.[1,4,5]	232,830	1,222
Bao Viet Holdings	462,777	1,096
Altisource Residential Corp., Class B1	52,327	1,046
		336,305

Energy 7.85%
InterOil Corp.[1]	1,339,035	101,914
Ophir Energy PLC[1]	6,226,220	43,809
Ultra Petroleum Corp.[1]	1,245,000	25,024
Providence Resources PLC[1]	2,490,250	24,215
Amerisur Resources PLC[1]	27,117,360	22,866
Comstock Resources, Inc.[1]	727,000	11,814
Oasis Petroleum Inc.[1]	224,000	8,528
Exillon Energy PLC[1]	3,546,000	8,243
Victoria Oil & Gas PLC[1,2]	278,662,420	8,002
Tethys Petroleum Ltd.[1]	8,112,100	6,147
Tethys Petroleum Ltd. (GBP denominated)[1]	763,450	606
BPZ Resources, Inc.[1]	2,923,450	6,636
Circle Oil PLC[1]	22,687,000	5,515
Carrizo Oil & Gas, Inc.[1]	210,000	5,412
African Petroleum Corp. Ltd.[1]	13,550,909	3,528
HollyFrontier Corp.	68,200	3,509
Canadian Overseas Petroleum Ltd.[1,2,3]	8,000,000	1,889
Canadian Overseas Petroleum Ltd.[1,2]	6,720,000	1,587
International Petroleum Ltd.[1]	54,894,353	3,430
Gulf Keystone Petroleum Ltd.[1,3]	1,250,000	3,314
Goodrich Petroleum Corp.[1]	210,000	3,287
Prosafe SE	240,000	2,321
Borders & Southern Petroleum PLC[1]	7,028,100	1,895
Wildhorse Energy Ltd.[1,2]	16,227,016	1,217
Wildhorse Energy Ltd. (CDI) (GBP denominated)[1,2]	7,225,777	563
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	1,894,000	927
LNG Energy Ltd.[1,3]	16,500,000	568
0915988 B.C. Ltd.[1,4,5]	98,500	2
		306,768

Materials 5.86%

PolyOne Corp.	995,168	$ 24,292
Kenmare Resources PLC[1]	54,706,150	24,104
AptarGroup, Inc.	345,500	19,814
Yingde Gases Group Co. Ltd.	15,300,000	17,049
Tiangong International Co. Ltd.	54,890,000	15,981
African Minerals Ltd.[1]	3,987,000	13,963
Ube Industries, Ltd.	5,275,000	10,365
CPMC Holdings Ltd.	12,800,000	10,190
Symrise AG	250,000	9,904
Time Technoplast Ltd.[2]	11,888,000	9,504
FUCHS PETROLUB AG	123,000	9,459
Arkema SA	75,000	6,822
Sirius Minerals PLC[1]	18,934,910	5,754
Cheil Industries Inc.	69,500	5,485
Cape Lambert Resources Ltd.[1]	25,000,000	4,816
J.K. Cement Ltd.	907,767	4,434
Duluth Metals Ltd.[1]	2,299,700	4,391
Boral Ltd.	760,000	3,886
Indochine Mining Ltd.[1]	38,874,166	3,765
Sika AG, non-registered shares	1,450	3,520
Mwana Africa PLC[1,3]	45,892,101	3,225
Mwana Africa PLC[1]	192,500	14
SOL SpA	520,000	3,064
Hummingbird Resources PLC[1,2]	3,475,000	2,693
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	2,564
Engro Corp. Ltd.[1]	1,467,180	1,924
Valspar Corp.	26,800	1,668
United Phosphorus Ltd.	710,000	1,534
China Forestry Holdings Co., Ltd.[1,4]	26,858,000	1,384
Huntsman Corp.	68,600	1,275
Rusoro Mining Ltd.[1]	25,530,432	1,256
Gold Road Resources Ltd.[1]	4,180,000	392
Ausgold Ltd.[1]	5,000,000	302
Orsu Metals Corp.[1]	588,231	55
		228,848

Consumer staples 5.16%
Green Mountain Coffee Roasters, Inc.[1]	787,000	44,670
Puregold Price Club, Inc.	37,418,000	36,721
Super Group Ltd.	6,420,000	20,182
Wumart Stores, Inc., Class H	8,963,000	16,211
Hypermarcas SA, ordinary nominative[1]	1,853,800	14,568
Marfrig Alimentos SA, ordinary nominative[1]	2,995,000	12,502
Kernel Holding SA1	572,000	10,374
O’Key Group SA (GDR)	776,500	8,852
Petra Foods Ltd.	2,630,000	8,819
Mandom Corp.	231,500	8,114
Coca-Cola Icecek AS, Class C	260,000	7,505
HITEJINRO CO., LTD.	162,854	4,955
Sundrug Co., Ltd.	97,500	4,324
PT Sumber Alfaria Trijaya Tbk	3,601,000	2,409
McBride PLC[1]	693,188	1,251
		201,457

Utilities 3.95%
ENN Energy Holdings Ltd.	22,239,700	$ 123,194
Glow Energy PCL	3,930,000	10,333
APR Energy PLC	685,199	8,797
Ratchaburi Electricity Generating Holding PCL	2,300,000	4,673
Greenko Group PLC[1]	1,850,000	3,753
Energy World Corp. Ltd.[1]	8,882,994	3,423
		154,173

Telecommunication services 0.61%
tw telecom inc.[1]	250,000	6,297
Total Access Communication PCL	1,602,200	5,348
Telephone and Data Systems, Inc.	192,830	4,063
Leap Wireless International, Inc.[1]	671,293	3,954
MetroPCS Communications, Inc.[1]	226,700	2,471
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,200,000	1,583
		23,716

Miscellaneous 4.94%
Other common stocks in initial period of acquisition		193,136
Total common stocks (cost: $2,707,977,000)	3,588,605

Preferred securities 0.15%

Financials 0.15%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	223,160	5,769
Total preferred securities (cost: $4,898,000)		5,769

Rights & warrants 0.00%

Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2013[1,2,3,4]	4,000,000	67
Leni Gas & Oil PLC, warrants, expire 2013[1,3,4]	12,750,000	—
		67
Materials 0.00%
Duluth Exploration Ltd., warrants, expire 2013[1,4]	24,060	—
Total rights & warrants (cost: $1,084,000)		67

Convertible securities 0.29%
Health care 0.27%
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[2,4,5]	1,904,544	5,274
bluebird bio, Inc., Series D, convertible preferred[1,4,5]	7,125,914	5,099
		10,373

Financials 0.02%
First Southern Bancorp, Inc., Series C, convertible preferred[1,4,5]	398	806
Total convertible securities (cost: $8,825,000)		11,179

Bonds, notes & other debt instruments 0.16%
	Principal amount	Value
U.S. Treasury bonds & notes 0.16%	(000)	(000)

U.S. Treasury 0.25% 2014	$ 3,000	$ 3,003
U.S. Treasury 4.00% 2015	3,100	3,317
Total bonds, notes & other debt instruments (cost: $6,318,000)		6,320

Short-term securities 7.88%

Federal Home Loan Bank 0.082%–0.12% due 4/10–5/3/2013	67,000	66,997
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16% due 4/30/2013	18,700	18,697
Gotham Funding Corp. 0.17%–0.21% due 4/5–4/16/2013[3]	26,674	26,673
Old Line Funding, LLC 0.19% due 4/16/2013[3]	22,600	22,599
Thunder Bay Funding, LLC 0.19% due 4/24/2013[3]	18,400	18,398
Regents of the University of California 0.15% due 5/13/2013	30,196	30,191
International Bank for Reconstruction and Development 0.12% due 5/1/2013	27,800	27,797
Freddie Mac 0.115%–0.13% due 4/16–8/7/2013	27,700	27,692
Mizuho Funding LLC 0.255% due 5/22/2013[3]	20,000	19,994
United Parcel Service Inc. 0.10% due 4/2/2013[3]	15,700	15,700
Toronto-Dominion Holdings USA Inc. 0.18% due 4/22/2013[3]	13,300	13,299
Chariot Funding, LLC 0.18% due 6/6/2013[3]	12,000	11,997
National Rural Utilities Cooperative Finance Corp. 0.15% due 5/14/2013	5,000	4,999
Bank of Nova Scotia 0.08% due 4/1/2013	2,800	2,800

Total short-term securities (cost: $307,828,000)		307,833
Total investment securities (cost: $3,036,930,000)		3,919,773
Other assets less liabilities		(13,586)
Net assets		$3,906,187

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	4/12/2013	Barclays Bank PLC	$1,837	A$1,800	$(35)
British pounds	4/26/2013	UBS AG	$25,797	£16,960	32
					$ (3)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2013, appear below.

						Value of
						affiliates
					Dividend income	at 3/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

JVM Co., Ltd.[1]	411,500	—	—	411,500	$—	$20,638
zooplus AG, non-registered shares[1]	357,716	—	—	357,716	—	18,741
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	9,504
Victoria Oil & Gas PLC[1]	—	278,662,420	—	278,662,420	—	8,002
Airesis SA1	3,294,151	—	—	3,294,151	—	5,896
Ultragenyx Pharmaceutical Inc., Series B,
convertible preferred[4,5]	1,904,544	—	—	1,904,544	—	5,274
Canadian Overseas Petroleum Ltd.[1,3]	8,000,000	—	—	8,000,000	—	1,889
Canadian Overseas Petroleum Ltd.[1]	6,720,000	—	—	6,720,000	—	1,587
Canadian Overseas Petroleum Ltd.,
warrants, expire 2013[1,3,4]	4,000,000	—	—	4,000,000	—	67
Hummingbird Resources PLC[1]	3,475,000	—	—	3,475,000	—	2,693
Sylvania Platinum Ltd. (CDI)[1]	15,000,000	—	—	15,000,000	—	2,564
Wildhorse Energy Ltd.[1]	16,227,016	—	—	16,227,016	—	1,217
Wildhorse Energy Ltd. (CDI)
(GBP denominated)[1]	7,225,777	—	—	7,225,777	—	563
Phorm Corp. Ltd.[1,3]	5,260,000	—	—	5,260,000	—	440
					$—	$79,075

1 Security did not produce income during the last 12 months.

2 Represents an affiliated company as defined under the Investment Company Act of 1940.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $154,368,000, which represented 3.95% of the net assets of the fund.

4 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $15,490,000, which represented .40% of the net assets of the fund.

5 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	12/17/2012	$ 5,274	$ 5,274.14%
bluebird bio, Inc., Series D, convertible preferred	7/20/2012	3,551	5,099.13
First Southern Bancorp, Inc.	12/17/2009	3,821	1,222.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	806.02
0915988 B.C. Ltd.	4/23/2012	5	2.00
Total restricted securities		$12,651	$12,403.32%

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,139,503
Gross unrealized depreciation on investment securities	(324,128)
Net unrealized appreciation on investment securities	815,375
Cost of investment securities for federal income tax purposes	3,104,398

Key to abbreviations and symbols

ADR = American Depositary Receipts	A$ = Australian dollars
CDI = CREST Depository Interest	GBP/£ = British pounds
GDR = Global Depositary Receipts

Growth FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 95.32%
		Value
Consumer discretionary 19.24%	Shares	(000)

Amazon.com, Inc.[1]	2,766,800	$ 737,325
Home Depot, Inc.	8,925,000	622,786
Wynn Macau, Ltd.[1]	138,313,600	367,050
lululemon athletica inc.[1]	4,850,000	302,397
Johnson Controls, Inc.	5,599,100	196,360
NIKE, Inc., Class B	2,690,000	158,737
Las Vegas Sands Corp.	2,719,900	153,266
Tiffany & Co.	2,135,000	148,468
Time Warner Inc.	2,333,333	134,447
Comcast Corp., Class A	3,180,000	133,592
Starbucks Corp.	2,000,000	113,920
CarMax, Inc.[1]	2,500,000	104,250
Marriott International, Inc., Class A	2,395,123	101,146
DIRECTV[1]	1,620,000	91,708
Hyatt Hotels Corp., Class A1	2,110,000	91,215
Wynn Resorts, Ltd.	688,200	86,135
Lowe’s Companies, Inc.	2,246,000	85,168
Liberty Media Corp., Class A1	753,361	84,098
L’Occitane International SA	23,700,000	72,053
Sturm, Ruger & Co., Inc.[2]	1,245,000	63,159
Shaw Communications Inc., Class B, nonvoting	2,218,000	54,829
Expedia, Inc.	830,000	49,808
Industria de Diseño Textil, SA	363,000	48,108
Toyota Motor Corp.	765,000	39,489
News Corp., Class A	1,080,000	32,962
CBS Corp., Class B	695,000	32,450
Time Warner Cable Inc.	290,000	27,857
Swatch Group Ltd, non-registered shares	47,000	27,314
Nikon Corp.	1,099,200	26,047
Luxottica Group SpA	504,564	25,292
Ford Motor Co.	1,400,000	18,410
Burberry Group PLC	675,000	13,630
		4,243,476

Financials 17.90%
Wells Fargo & Co.	15,798,396	584,383
Berkshire Hathaway Inc., Class A1	2,555	399,295
Goldman Sachs Group, Inc.	2,184,400	321,434
American Express Co.	4,000,000	269,840
Bank of America Corp.	20,000,000	243,600
Citigroup Inc.	4,444,000	196,603
Onex Corp.	3,945,500	188,082
JPMorgan Chase & Co.	3,553,920	168,669
XL Group PLC	4,500,000	136,350
YES BANK Ltd.	16,465,000	129,933
Agricultural Bank of China, Class H	261,494,000	125,313
Legal & General Group PLC	46,658,246	122,427
ACE Ltd.	1,278,000	113,704
American International Group, Inc.[1]	2,833,300	109,989
Arch Capital Group Ltd.[1]	1,800,000	94,626
Aon PLC, Class A	1,430,000	87,945
American Tower Corp.	985,000	75,766
Morgan Stanley	3,000,000	65,940
Capital One Financial Corp.	1,130,000	62,093
ICICI Bank Ltd. (ADR)	1,130,000	48,477
CME Group Inc., Class A	771,300	47,350
AMP Ltd.	8,486,711	46,044
Leucadia National Corp.	1,589,740	43,607
Charles Schwab Corp.	2,400,000	42,456
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	2,360,000	36,415
HDFC Bank Ltd. (ADR)	790,000	29,562
Bond Street Holdings LLC, Class A1,3,4	1,625,000	29,315
W. R. Berkley Corp.	655,000	29,062
Toronto-Dominion Bank	325,000	27,052
First Republic Bank	690,000	26,648
Sterling Financial Corp.[5]	1,221,592	26,496
MB Financial, Inc.	826,500	19,977
		3,948,453

Health care 14.14%
Intuitive Surgical, Inc.[1]	1,082,300	531,615
Gilead Sciences, Inc.[1]	9,490,000	464,346
Grifols, SA, Class A1	5,695,000	211,132
Grifols, SA, Class B1	1,215,850	34,876
Regeneron Pharmaceuticals, Inc.[1]	1,266,400	223,393
UnitedHealth Group Inc.	3,510,000	200,807
Incyte Corp.[1,2]	7,755,000	181,545
Vertex Pharmaceuticals Inc.[1]	2,755,000	151,469
Celgene Corp.[1]	1,150,000	133,296
Allergan, Inc.	1,155,000	128,933
Express Scripts Holding Co.[1]	2,172,500	125,245
Edwards Lifesciences Corp.[1]	1,500,000	123,240
Pharmacyclics, Inc.[1]	1,395,593	112,220
Baxter International Inc.	1,282,100	93,132
Hologic, Inc.[1]	3,550,000	80,230
Roche Holding AG	284,400	66,171
Humana Inc.	947,000	65,447
Zoetis Inc., Class A1	1,634,979	54,608
Arena Pharmaceuticals, Inc.[1]	5,000,000	41,050
Bristol-Myers Squibb Co.	675,000	27,803
Merck & Co., Inc.	485,000	21,451
BioMarin Pharmaceutical Inc.[1]	315,000	19,612
InnovaCare Inc.[1,3,5]	2,843,000	18,316
Biogen Idec Inc.[1]	52,500	10,128
		3,120,065

Information technology 13.49%
Google Inc., Class A1	803,500	$ 638,003
ASML Holding NV	2,190,184	147,292
ASML Holding NV (New York registered)	2,036,100	138,475
salesforce.com, inc.[1]	1,460,000	261,092
Taiwan Semiconductor Manufacturing Co. Ltd.	67,583,000	227,141
Apple Inc.	450,000	199,184
Texas Instruments Inc.	3,805,000	135,001
Rackspace Hosting, Inc.[1]	2,390,000	120,647
Concur Technologies, Inc.[1]	1,700,000	116,722
LinkedIn Corp., Class A1	635,000	111,798
Arm Holdings PLC	7,960,000	111,386
International Business Machines Corp.	450,000	95,985
Cymer, Inc.[1]	933,271	89,687
Oracle Corp.	2,515,000	81,335
Facebook, Inc., Class A1	2,844,500	72,762
Dolby Laboratories, Inc., Class A	2,166,221	72,698
Linear Technology Corp.	1,775,000	68,107
Avago Technologies Ltd.	1,810,000	65,015
Autodesk, Inc.[1]	1,445,000	59,592
Broadcom Corp., Class A	1,585,000	54,952
Amphenol Corp.	570,000	42,551
TE Connectivity Ltd.	920,000	38,576
Hon Hai Precision Industry Co., Ltd.	6,050,000	16,854
Mail.Ru Group Ltd. (GDR)[5]	266,416	7,380
Mail.Ru Group Ltd. (GDR)	86,584	2,398
		2,974,633

Energy 11.18%
Suncor Energy Inc.	8,652,093	259,184
Concho Resources Inc.[1]	2,615,000	254,779
Pacific Rubiales Energy Corp.	9,813,900	207,066
Noble Energy, Inc.	1,745,000	201,827
Core Laboratories NV	1,450,000	199,984
Cobalt International Energy, Inc.[1]	6,490,000	183,018
FMC Technologies, Inc.[1]	3,000,000	163,170
Denbury Resources Inc.[1]	6,755,800	125,996
Pioneer Natural Resources Co.	975,000	121,144
Peyto Exploration & Development Corp.	4,370,000	115,857
Murphy Oil Corp.	1,556,000	99,164
Cabot Oil & Gas Corp., Class A	1,096,900	74,161
Oil States International, Inc.[1]	870,000	70,966
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	66,820
Ophir Energy PLC[1]	7,518,000	52,897
Laricina Energy Ltd.[1,3,4]	1,403,000	38,660
Enbridge Inc.	824,900	38,398
Rosetta Resources Inc.[1]	618,611	29,433
Paramount Resources Ltd.[1]	780,000	28,785
Southwestern Energy Co.[1]	750,000	27,945
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	26,512
Cimarex Energy Co.	328,600	24,789
MEG Energy Corp.[1]	720,000	23,106
Canadian Natural Resources, Ltd.	530,000	16,988
EOG Resources, Inc.	78,700	10,079
Apache Corp.	70,000	5,401
		2,466,129

Industrials 8.26%
Union Pacific Corp.	2,150,000	306,182
Boeing Co.	3,150,000	270,428
Rockwell Collins, Inc.	2,636,900	166,441
Oshkosh Corp.[1]	2,847,734	121,000
Fastenal Co.	1,850,000	94,997
European Aeronautic Defence and Space Co. EADS NV	1,750,000	89,046
MTU Aero Engines Holding AG	917,696	86,981
Meggitt PLC	11,157,789	83,237
Cummins Inc.	575,000	66,591
United Continental Holdings, Inc.[1]	1,945,600	62,279
C.H. Robinson Worldwide, Inc.	1,000,000	59,460
Iron Mountain Inc.	1,622,308	58,906
General Electric Co.	2,500,000	57,800
W.W. Grainger, Inc.	250,000	56,245
Grafton Group PLC, units	7,866,000	51,528
Caterpillar Inc.	550,000	47,834
General Dynamics Corp.	660,000	46,537
Precision Castparts Corp.	220,000	41,716
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	38,048
Graco Inc.	275,000	15,958
		1,821,214

Consumer staples 4.78%
Costco Wholesale Corp.	2,645,000	280,661
PepsiCo, Inc.	2,465,000	195,006
Philip Morris International Inc.	1,780,000	165,024
Kerry Group PLC, Class A	2,000,000	119,160
Estée Lauder Companies Inc., Class A	1,370,000	87,721
Herbalife Ltd.	2,000,000	74,900
Raia Drogasil SA, ordinary nominative	4,000,000	42,632
Glanbia PLC	3,314,077	39,337
CVS/Caremark Corp.	615,000	33,819
Avon Products, Inc.	800,000	16,584
		1,054,844

Materials 4.61%
Potash Corp. of Saskatchewan Inc.	4,000,000	157,000
FMC Corp.	2,500,000	142,575
James Hardie Industries PLC (CDI)	11,969,998	124,774
Praxair, Inc.	1,005,800	112,187
Dow Chemical Co.	3,174,900	101,089
Smurfit Kappa PLC, Class A	5,000,000	82,670
Newmont Mining Corp.	1,500,000	62,835
Rio Tinto PLC	1,220,000	57,184
Sigma-Aldrich Corp.	705,000	54,764
Schweitzer-Mauduit International, Inc.	1,316,000	50,969
Barrick Gold Corp.	1,000,000	29,400
HudBay Minerals Inc.	3,000,000	28,844
Cliffs Natural Resources Inc.	660,000	12,546
		1,016,837

Telecommunication services 1.21%

CenturyLink, Inc.	4,160,000	146,141
Crown Castle International Corp.[1]	1,745,000	121,522
		267,663

Utilities 0.12%
Exelon Corp.	675,000	23,275
KGen Power Corp.[2,3,4]	3,166,128	3,229
		26,504

Miscellaneous 0.39%
Other common stocks in initial period of acquisition		85,789
Total common stocks (cost: $13,122,155,000)		21,025,607

Rights & warrants 0.10%

Energy 0.10%
Kinder Morgan, Inc., warrants, expire 2017[1]	4,088,400	21,014
Total rights & warrants (cost: $17,736,000)		21,014

	Principal amount
Short-term securities 4.87%	(000)

Fannie Mae 0.10%–0.16% due 4/4–10/25/2013	$357,709	357,539
Federal Home Loan Bank 0.10%–0.21% due 4/1–7/24/2013	242,800	242,735
Freddie Mac 0.11%–0.17% due 4/16–11/5/2013	158,000	157,924
Abbott Laboratories 0.11%–0.13% due 4/16–5/16/2013[5]	84,100	84,094
U.S. Treasury Bills 0.091%–0.151% due 4/18–6/6/2013	60,600	60,595
Procter & Gamble Co. 0.14%–0.15% due 5/23–6/3/2013[5]	42,000	41,994
Chariot Funding, LLC 0.18% due 5/28/2013[5]	20,000	19,996
JPMorgan Chase & Co. 0.16% due 5/8/2013	16,100	16,098
Regents of the University of California 0.15%–0.16% due 5/6–5/13/2013	30,800	30,794
Google Inc. 0.09% due 4/11/2013[5]	23,400	23,399
John Deere Credit Ltd. 0.14% due 4/10/2013[5]	20,000	19,999
Variable Funding Capital Company LLC 0.16% due 4/26/2013[5]	20,000	19,997

Total short-term securities (cost: $1,075,105,000)		1,075,164
Total investment securities (cost: $14,214,996,000)		22,121,785
Other assets less liabilities		(63,166)
Net assets		$22,058,619

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2013, appear below.

						Value of
						affiliates
					Dividend income	at 3/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Incyte Corp.[1]	7,910,000	—	155,000	7,755,000	$ —	$181,545
Sturm, Ruger & Co., Inc.	1,245,000	—	—	1,245,000	503	63,159
KGen Power Corp.[3,4]	3,166,128	—	—	3,166,128	—	3,229
					$503	$247,933

1 Security did not produce income during the last 12 months.

2 Represents an affiliated company as defined under the Investment Company Act of 1940.

3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $89,520,000, which represented .41% of the net assets of the fund.

4 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

Laricina Energy Ltd.	6/21/2011	$61,323	$38,660.18%
Bond Street Holdings LLC, Class A	8/6/2010	34,125	29,315.13
KGen Power Corp.	12/19/2006	1,266	3,229.01
Total restricted securities		$96,714	$71,204.32%

5 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $261,671,000, which represented 1.19% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,979,979
Gross unrealized depreciation on investment securities	(244,446)
Net unrealized appreciation on investment securities	7,735,533
Cost of investment securities for federal income tax purposes	14,386,252

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

CDI = CREST Depository Interest

International FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 96.06%
		Value
Health care 15.07%	Shares	(000)

Novartis AG	5,675,613	$ 403,032
Bayer AG	2,786,423	287,387
Teva Pharmaceutical Industries Ltd. (ADR)	4,182,000	165,942
JSC Pharmstandard (GDR)[1]	3,564,800	73,613
JSC Pharmstandard (GDR)[1,2]	307,300	6,346
Novo Nordisk A/S, Class B	462,000	75,053
Fresenius SE & Co. KGaA	585,602	72,272
Merck KGaA	477,931	72,099
Mindray Medical International Ltd., Class A (ADR)	1,280,000	51,123
William Demant Holding A/S1	577,709	48,395
Fresenius Medical Care AG & Co. KGaA	537,000	36,238
UCB SA	500,000	31,914
Sinopharm Group Co. Ltd., Class H	9,010,000	29,075
Richter Gedeon Nyrt	137,000	19,160
		1,371,649

Consumer discretionary 14.80%
Sands China Ltd.	21,522,000	111,594
Rakuten, Inc.	10,419,000	105,905
Hyundai Motor Co.	451,700	90,941
Tata Motors Ltd.	16,727,871	82,839
Daimler AG	1,268,000	68,981
Li & Fung Ltd.	46,726,000	64,407
Volkswagen AG, nonvoting preferred	312,800	62,142
adidas AG	580,000	60,170
Melco Crown Entertainment Ltd. (ADR)[1]	2,505,000	58,467
Nissan Motor Co., Ltd.	5,900,000	56,713
Bayerische Motoren Werke AG	622,300	53,687
PT Astra International Tbk	63,600,000	51,705
British Sky Broadcasting Group PLC	3,465,800	46,497
Techtronic Industries Co. Ltd.	19,019,000	46,305
Galaxy Entertainment Group Ltd.[1]	10,673,000	44,548
Shangri-La Asia Ltd.	22,024,000	43,125
Belle International Holdings Ltd.	25,700,000	42,709
Mahindra & Mahindra Ltd.	2,000,000	31,695
Cie. Générale des Établissements Michelin	321,934	26,924
Kia Motors Corp.	534,000	26,686
WPP PLC	1,590,000	25,341
Renault SA	376,248	23,569
SEGA SAMMY HOLDINGS INC.	1,020,000	20,703
Maruti Suzuki India Ltd.	854,545	20,144
Marks and Spencer Group PLC	2,557,000	15,151
Hyundai Mobis Co., Ltd.	54,500	15,063
Sky Deutschland AG1	2,477,619	13,658
H & M Hennes & Mauritz AB, Class B	330,000	11,800
Kingfisher PLC	2,368,921	10,359
Reed Elsevier PLC	706,000	8,377
Multi Screen Media Private Ltd.[1,3,4]	82,217	6,802
		1,347,007

Financials 14.43%
AIA Group Ltd.	41,324,700	181,001
Sberbank of Russia (ADR)	8,194,000	105,047
Sberbank of Russia (GDR)[2]	1,604,711	20,572
Barclays PLC	26,465,900	117,074
Prudential PLC	6,570,265	106,314
Housing Development Finance Corp. Ltd.	6,004,000	91,275
Credit Suisse Group AG1	2,811,063	73,721
Bank of China Ltd., Class H	152,733,000	70,832
BNP Paribas SA	1,315,001	67,485
Siam Commercial Bank PCL	8,515,000	52,337
UniCredit SpA[1]	9,270,336	39,566
Resona Holdings, Inc.	6,980,000	36,179
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,982,921	35,296
UBS AG	1,947,941	29,839
HSBC Holdings PLC (United Kingdom)	2,500,000	26,409
Chongqing Rural Commercial Bank Co., Ltd., Class H	44,950,000	24,031
China Pacific Insurance (Group) Co., Ltd., Class H	6,959,800	22,908
Agricultural Bank of China, Class H	47,650,000	22,835
ICICI Bank Ltd.	1,162,090	22,348
Deutsche Bank AG	530,295	20,672
China Construction Bank Corp., Class H	20,132,050	16,442
Link Real Estate Investment Trust	2,942,614	16,035
HDFC Bank Ltd.	1,365,000	15,706
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	13,995
Samsung Card Co., Ltd.	383,660	13,638
Société Générale[1]	382,375	12,561
Investor AB, Class B	407,632	11,773
AXA SA	683,312	11,744
Sampo Oyj, Class A	298,500	11,478
Henderson Land Development Co. Ltd.	1,281,892	8,769
Sun Hung Kai Properties Ltd.	630,339	8,494
Kotak Mahindra Bank Ltd.	548,916	6,595
		1,312,971

Industrials 10.79%
SMC Corp.	693,900	133,989
Legrand SA	1,824,500	79,555
Jardine Matheson Holdings Ltd.	1,206,800	78,563
ASSA ABLOY AB, Class B	1,865,000	76,160
Bureau Veritas SA	552,129	68,714
European Aeronautic Defence and Space Co. EADS NV	1,200,514	61,086
Marubeni Corp.	7,675,000	57,308
Deutsche Lufthansa AG	2,653,500	51,814
Schneider Electric SA	688,150	50,274
Hutchison Whampoa Ltd.	3,912,000	40,770
KONE Oyj, Class B	504,700	39,686
Ryanair Holdings PLC (ADR)	933,700	39,010
Serco Group PLC	3,754,816	35,770
Rolls-Royce Holdings PLC[1]	1,503,986	25,821
Siemens AG	180,000	19,386
Samsung Engineering Co., Ltd.	151,000	17,711
China Merchants Holdings (International) Co., Ltd.	4,529,089	14,849
VINCI SA	326,200	14,694
Fiat Industrial SpA	1,300,000	14,613
Aggreko PLC	450,428	12,195
SGS SA	3,700	9,068
Geberit AG	36,100	8,882
Qantas Airways Ltd.[1]	4,600,000	8,551
Atlas Copco AB, Class B	277,800	7,017
Komatsu Ltd.	260,000	6,211
Kühne + Nagel International AG	55,000	5,993
Jardine Strategic Holdings Ltd.	116,000	4,591
		982,281

Information technology 10.37%
Samsung Electronics Co. Ltd.	309,350	424,571
Murata Manufacturing Co., Ltd.	1,761,000	131,116
NetEase, Inc. (ADR)	2,014,735	110,347
Baidu, Inc., Class A (ADR)[1]	898,000	78,755
SAP AG	619,000	49,586
Tencent Holdings Ltd.	1,227,000	39,011
ASML Holding NV	475,571	31,982
ZTE Corp., Class H	14,620,000	25,238
Delta Electronics, Inc.	3,284,623	14,005
Infineon Technologies AG	1,754,000	13,848
Mail.Ru Group Ltd. (GDR)	280,000	7,756
Mail.Ru Group Ltd. (GDR)[2]	120,000	3,324
Keyence Corp.	26,400	8,028
Nokia Corp.	2,000,000	6,470
		944,037

Consumer staples 8.32%
Nestlé SA	2,117,900	153,070
Anheuser-Busch InBev NV	1,400,000	138,616
Pernod Ricard SA	754,960	94,064
Charoen Pokphand Foods PCL	68,475,000	76,577
L’Oréal SA, non-registered shares	306,000	48,515
Koninklijke Ahold NV	2,768,000	42,413
Danone SA	537,400	37,387
ITC Ltd.	6,071,931	34,572
China Resources Enterprise, Ltd.	11,532,000	34,168
British American Tobacco PLC	612,000	32,796
SABMiller PLC	379,600	19,978
PT Indofood Sukses Makmur Tbk	24,400,000	18,706
Wesfarmers Ltd.	430,304	18,014
Wilmar International Ltd.	2,263,000	6,293
Treasury Wine Estates Ltd.	419,506	2,486
		757,655

Telecommunication services 5.96%
SOFTBANK CORP.	5,380,300	$248,014
MTN Group Ltd.	6,531,648	114,533
Philippine Long Distance Telephone Co.	689,500	50,483
Hellenic Telecommunications Organization SA1	5,502,000	33,285
Axiata Group Bhd.	13,700,000	29,201
PT XL Axiata Tbk	49,991,500	27,009
OJSC Mobile TeleSystems (ADR)	1,199,100	24,869
Vodafone Group PLC	3,726,250	10,564
Bharti Airtel Ltd.	787,800	4,229
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		542,187

Materials 5.24%
Nitto Denko Corp.	1,433,800	84,825
Syngenta AG	170,200	70,958
PT Semen Indonesia (Persero) Tbk	30,896,000	56,276
Linde AG	302,000	56,145
BASF SE	453,300	39,693
ArcelorMittal	2,750,000	35,423
Grasim Industries Ltd.	436,239	22,581
Grasim Industries Ltd. (GDR)[3]	80,035	4,143
Givaudan SA	19,832	24,345
Rio Tinto PLC	449,628	21,075
LG Chem, Ltd.	58,000	13,971
Amcor Ltd.	1,400,000	13,529
Vicat S.A.	192,000	11,968
CRH PLC	418,484	9,236
POSCO	24,900	7,296
Akzo Nobel NV	93,000	5,903
		477,367

Energy 4.60%
BP PLC	25,297,111	176,763
Royal Dutch Shell PLC, Class B	1,730,000	57,432
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,645,000	48,007
Canadian Natural Resources, Ltd.	1,300,500	41,684
OJSC Gazprom (ADR)	3,309,000	28,292
BG Group PLC	1,220,000	20,927
INPEX CORP.	3,245	17,233
Eni SpA	718,000	16,132
Woodside Petroleum Ltd.	193,450	7,216
EnCana Corp.	260,000	5,060
		418,746

Utilities 2.48%
Power Grid Corp. of India Ltd.	61,651,640	120,014
ENN Energy Holdings Ltd.	6,264,000	34,699
SSE PLC	1,021,800	23,039
GDF SUEZ	1,092,015	21,022
PT Perusahaan Gas Negara (Persero) Tbk	25,650,000	15,705
Centrica PLC	2,055,000	11,481
		225,960

Miscellaneous 4.00%

Other common stocks in initial period of acquisition		363,225
Total common stocks (cost: $6,696,060,000)		8,743,085

Bonds, notes & other debt instruments 0.81%
	Principal amount
U.S. Treasury bonds & notes 0.75%	(000)

U.S. Treasury 4.75% 2014	$65,000	68,325

Financials 0.06%
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[5]	£2,535	5,209
Total bonds, notes & other debt instruments (cost: $72,454,000)		73,534

Short-term securities 2.63%

Mitsubishi UFJ Trust and Banking Corp. 0.16% due 4/16/2013[2]	$40,000	39,997
Gotham Funding Corp. 0.17% due 4/16/2013[2]	40,000	39,997
Sumitomo Mitsui Banking Corp. 0.17%–0.18% due 4/1–4/16/2013[2]	70,400	70,396
Scotiabank Inc. 0.125% due 4/16/2013[2]	20,000	19,999
Bank of Nova Scotia 0.08%–0.12% due 4/1–4/16/2013	24,000	23,999
Thunder Bay Funding, LLC 0.17% due 4/25/2013[2]	25,022	25,019
Freddie Mac 0.07%–0.14% due 4/9–4/16/2013	9,975	9,975
Federal Home Loan Bank 0.09% due 4/5/2013	7,300	7,300
U.S. Treasury Bills 0.111% due 5/23/2013	2,600	2,599

Total short-term securities (cost: $239,281,000)		239,281
Total investment securities (cost: $7,007,795,000)		9,055,900
Other assets less liabilities		45,519
Net assets		$9,101,419

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	4/15/2013	UBS AG	$11,324	A$11,000	$ (116)
Euros	4/12/2013	UBS AG	$193,408	€149,000	2,418
					$2,302

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $225,650,000 which represented 2.48% of the net assets of the fund.

3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $10,945,000, which represented .12% of the net assets of the fund.

4 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

		Cost	Value	Percent of
	Acquisition dates	(000)	(000)	net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$6,802.07%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	34	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	104	—	.00
Total restricted securities		$32,657	$6,802.07%

5Coupon rate may change periodically.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,275,438
Gross unrealized depreciation on investment securities	(305,849)
Net unrealized appreciation on investment securities	1,969,589
Cost of investment securities for federal income tax purposes	7,086,311

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

€ = Euros

£ = British pounds

New World Fund®

Investment portfolio

March 31, 2013

unaudited

Common stocks 82.53%
		Value
Consumer staples 13.33%	Shares	(000)

Shoprite Holdings Ltd.	3,004,500	$ 59,640
Nestlé SA	590,000	42,642
Anheuser-Busch InBev NV	383,700	37,991
Pernod Ricard SA	213,600	26,613
OJSC Magnit (GDR)	517,600	23,370
OJSC Magnit (GDR)[1]	64,500	2,912
SABMiller PLC	343,500	18,078
British American Tobacco PLC	293,000	15,701
Unilever NV, depository receipts	354,500	14,519
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	13,608
PepsiCo, Inc.	150,000	11,866
Grupo Nutresa SA	827,458	11,785
United Breweries Ltd.	874,904	11,262
Casino, Guichard-Perrachon SA	69,193	7,270
Japan Tobacco Inc.	208,000	6,628
ITC Ltd.	1,000,000	5,694
CP ALL PCL	3,160,000	4,991
Coca-Cola Icecek AS, Class C	165,000	4,763
Procter & Gamble Co.	60,000	4,623
Olam International Ltd.	3,018,124	4,184
Danone SA	51,872	3,609
Wal-Mart de México, SAB de CV, Series V	570,000	1,864
Wal-Mart de México, SAB de CV, Series V (ADR)	43,000	1,408
Coca-Cola Co.	79,000	3,195
		338,216

Consumer discretionary 13.09%
Naspers Ltd., Class N	631,000	39,252
Toyota Motor Corp.	695,000	35,876
Arcos Dorados Holdings Inc., Class A	2,550,352	33,665
Hyundai Mobis Co., Ltd.	86,400	23,879
Truworths International Ltd.	2,255,000	22,080
Bayerische Motoren Werke AG	240,000	20,705
Honda Motor Co., Ltd.	525,000	19,823
Wynn Macau, Ltd.[2]	6,849,200	18,176
Swatch Group Ltd	106,600	10,813
Swatch Group Ltd, non-registered shares	10,450	6,073
Ctrip.com International, Ltd. (ADR)[2]	718,500	15,362
L’Occitane International SA	4,591,250	13,958
Mr Price Group Ltd.	810,420	10,295
Hero MotoCorp Ltd.	336,000	9,533
Golden Eagle Retail Group Ltd.	5,000,000	9,018
Tata Motors Ltd.	1,512,926	7,492
Kia Motors Corp.	136,000	6,796
Publicis Groupe SA	86,600	5,806
Mazda Motor Corp.[2]	1,820,000	5,432
Las Vegas Sands Corp.	90,000	5,072
Nikon Corp.	209,800	4,971
MGM China Holdings Ltd.	1,582,800	3,385
Li & Fung Ltd.	2,373,200	3,271
Dongfeng Motor Group Co., Ltd., Class H	1,011,000	1,420
		332,153

Financials 10.05%
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[2]	1,980,000	30,551
Agricultural Bank of China, Class H	51,628,000	24,741
Bank of the Philippine Islands	8,185,412	22,063
Housing Development Finance Corp. Ltd.	1,353,000	20,569
PT Bank Rakyat Indonesia (Persero) Tbk	21,990,000	19,801
Industrial and Commercial Bank of China Ltd., Class H	26,736,700	18,737
Kotak Mahindra Bank Ltd.	1,373,886	16,507
American Tower Corp.	190,000	14,615
Citigroup Inc.	260,000	11,502
Türkiye Garanti Bankasi AS	2,018,765	10,774
BDO Unibank, Inc.[2]	4,669,333	10,269
Sberbank of Russia (ADR)	682,500	8,702
Metropolitan Bank & Trust Co.	2,835,000	8,128
FirstRand Ltd.	1,915,127	6,696
AIA Group Ltd.	1,391,600	6,095
Banco Santander (Brasil) SA, units	745,000	5,383
Itaúsa — Investimentos Itaú SA, preferred nominative	990,000	5,166
CITIC Securities Co. Ltd., Class H	1,589,000	3,435
Prudential PLC	207,320	3,355
Bank Pekao SA	60,000	2,891
ICICI Bank Ltd.	140,000	2,692
Banco Industrial e Comercial SA, preferred nominative	512,900	1,522
MMI Holdings Ltd.	323,208	815
Ayala Land, Inc.[2,3]	15,000,000	37
China Construction Bank Corp., Class H	535	—
		255,046

Energy 8.71%
Pacific Rubiales Energy Corp.	1,497,000	31,586
Oil Search Ltd.	3,738,085	28,923
Ophir Energy PLC[2]	3,978,800	27,996
Royal Dutch Shell PLC, Class B	600,000	19,919
Royal Dutch Shell PLC, Class B (ADR)	95,000	6,348
Cobalt International Energy, Inc.[2]	869,800	24,528
Africa Oil Corp.[2,3,4]	1,502,675	10,405
Africa Oil Corp.[2]	1,187,324	8,389
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	818,520	13,563
Noble Energy, Inc.	100,000	11,566
Repsol, SA, non-registered shares	481,700	9,786
YPF Sociedad Anónima, Class D (ADR)	660,000	9,431
Oil and Gas Development Co. Ltd.	4,000,000	8,290
TOTAL SA	120,000	5,745
TOTAL SA (ADR)	32,500	1,559
Chevron Corp.	24,700	2,935
		220,969

Health care 8.69%
Novartis AG	429,500	30,499
Novartis AG (ADR)	76,000	5,414
Novo Nordisk A/S, Class B	219,120	35,597
Cochlear Ltd.	340,000	24,094
CSL Ltd.	370,000	22,821
Krka, dd, Novo mesto	353,049	20,983
Baxter International Inc.	255,000	18,523
JSC Pharmstandard (GDR)[2]	842,000	17,387
PT Kalbe Farma Tbk	119,550,000	15,255
Waters Corp.[2]	117,000	10,988
Grifols, SA, Class A2	258,094	9,568
Grifols, SA, Class B2	46,473	1,333
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	7,936
		220,398

Information technology 7.62%
Google Inc., Class A2	48,600	38,590
Mail.Ru Group Ltd. (GDR)	750,461	20,788
Mail.Ru Group Ltd. (GDR)[1]	432,264	11,974
Taiwan Semiconductor Manufacturing Co. Ltd.	5,262,000	17,685
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	540,000	9,283
Baidu, Inc., Class A (ADR)[2]	217,700	19,092
Quanta Computer Inc.	8,396,465	18,673
ASM Pacific Technology Ltd.	1,141,800	12,547
TDK Corp.	286,000	9,933
Oracle Corp.	300,000	9,702
AAC Technologies Holdings Inc.	1,394,000	6,698
Broadcom Corp., Class A	145,000	5,027
STMicroelectronics NV	625,000	4,806
Hexagon AB, Class B	126,000	3,432
Tencent Holdings Ltd.	95,000	3,021
SINA Corp.[2]	41,200	2,002
		193,253

Industrials 5.93%
Cummins Inc.	192,500	22,293
Intertek Group PLC	428,200	22,074
European Aeronautic Defence and Space Co. EADS NV	399,035	20,304
United Technologies Corp.	148,000	13,828
CCR SA, ordinary nominative	1,220,700	12,400
DKSH Holding AG2	118,916	10,642
Experian PLC	598,000	10,358
Siemens AG	95,000	10,232
Vallourec SA	150,000	7,210
Schneider Electric SA	63,668	4,651
China Railway Construction Corp. Ltd., Class H	4,759,500	4,513
Chart Industries, Inc.[2]	56,094	4,488
Aggreko PLC	141,921	3,842
Weichai Power Co., Ltd., Class H	755,000	2,514
Kubota Corp.	66,000	938
		150,287

Telecommunication services 4.98%
SOFTBANK CORP.	722,700	33,314
América Móvil, SAB de CV, Series L (ADR)	814,750	17,077
MTN Group Ltd.	925,000	16,220
OJSC MegaFon (GDR)[1,2]	401,300	12,440
OJSC Megafon (GDR)[2]	56,200	1,742
Vodafone Group PLC	4,547,953	12,894
PT XL Axiata Tbk	23,300,000	12,588
NII Holdings, Inc.[2]	1,506,000	6,521
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	6,158
Hellenic Telecommunications Organization SA2	763,000	4,616
China Telecom Corp. Ltd., Class H	5,320,000	2,680
		126,250

Materials 4.77%
First Quantum Minerals Ltd.	1,123,400	21,359
Linde AG	109,000	20,264
Northam Platinum Ltd.[2]	2,760,000	11,899
Ambuja Cements Ltd.	3,358,000	10,763
Vedanta Resources PLC	572,000	8,734
Aquarius Platinum Ltd. (GBP denominated)[2]	8,756,342	6,320
Aquarius Platinum Ltd.[2]	2,151,226	1,613
Holcim Ltd	92,000	7,327
Sigma-Aldrich Corp.	90,000	6,991
Sinofert Holdings Ltd.	20,500,000	5,203
Impala Platinum Holdings Ltd.	305,000	4,491
PT Semen Indonesia (Persero) Tbk	2,341,000	4,264
UltraTech Cement Ltd.	98,992	3,404
Praxair, Inc.	30,000	3,346
PT Indocement Tunggal Prakarsa Tbk	1,388,500	3,329
Cliffs Natural Resources Inc.	94,000	1,787
		121,094

Utilities 1.09%
Cheung Kong Infrastructure Holdings Ltd.	2,070,000	14,200
CLP Holdings Ltd.	1,000,000	8,760
ENN Energy Holdings Ltd.	824,000	4,564
		27,524

Miscellaneous 4.27%
Other common stocks in initial period of acquisition		108,371
Total common stocks (cost: $1,656,016,000)		2,093,561

Bonds, notes & other debt instruments 10.47%
	Principal amount
Bonds & notes of governments outside the U.S. 8.04%	(000)
United Mexican States Government Global 5.875% 2014	$550	573
United Mexican States Government, Series M10, 8.00% 2015	MXN152,300	13,458
United Mexican States Government, Series M, 5.00% 2017	7,900	650
United Mexican States Government Global, Series A, 5.625% 2017	$2,000	2,310
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	917
United Mexican States Government 3.50% 2017[5]	34,108	3,120
United Mexican States Government 4.00% 2019[5]	17,054	1,651
United Mexican States Government Global, Series A, 5.125% 2020	$1,584	1,863
United Mexican States Government, Series M, 6.50% 2021	MXN44,400	4,000
United Mexican States Government Global, Series A, 3.625% 2022	$1,500	1,598
United Mexican States Government, Series M20, 10.00% 2024	MXN23,500	2,740
United Mexican States Government Global, Series A, 6.05% 2040	$670	832
United Mexican States Government 4.00% 2040[5]	MXN6,822	764
United Mexican States Government Global, Series A, 5.75% 2110	$530	584
Philippines (Republic of), Series 751, 5.00% 2018	PHP 37,000	1,002
Philippines (Republic of) 5.875% 2018	276,000	7,669
Philippines (Republic of) 9.875% 2019	$3,100	4,394
Philippines (Republic of) 4.95% 2021	PHP129,000	3,620
Philippines (Republic of) 6.375% 2022	29,500	916
Philippines (Republic of) 5.50% 2026	$1,000	1,225
Philippines (Republic of) 7.75% 2031	2,235	3,241
Philippines (Republic of) 6.25% 2036	PHP50,000	1,637
Turkey (Republic of) 7.00% 2016	$1,000	1,153
Turkey (Republic of) 9.00% 2016	TRY1,000	591
Turkey (Republic of) 7.50% 2017	$1,500	1,794
Turkey (Republic of) 6.75% 2018	1,500	1,777
Turkey (Republic of) 7.00% 2019	800	969
Turkey (Republic of) 10.50% 2020	TRY4,975	3,315
Turkey (Republic of) 3.00% 2021[5]	2,325	1,478
Turkey (Republic of) 5.625% 2021	$2,400	2,749
Turkey (Republic of) 9.50% 2022	TRY4,700	3,025
Turkey (Republic of) 6.875% 2036	$ 600	742
Turkey (Republic of) 6.75% 2040	500	619
Turkey (Republic of) 6.00% 2041	2,000	2,247
Colombia (Republic of) Global 12.00% 2015	COP4,716,000	3,119
Colombia (Republic of) Global 7.375% 2017	$3,075	3,764
Colombia (Republic of) Global 11.75% 2020	315	494
Colombia (Republic of) Global 4.375% 2021	930	1,043
Colombia (Republic of) Global 8.125% 2024	635	917
Colombia (Republic of) Global 9.85% 2027	COP3,132,000	2,653
Colombia (Republic of) Global 7.375% 2037	$1,194	1,716
Colombia (Republic of) Global 6.125% 2041	1,000	1,263
Peru (Republic of) 8.375% 2016	1,706	2,086
Peru (Republic of) 7.84% 2020	PEN2,105	1,026
Peru (Republic of) 5.20% 2023	1,185	499
Peru (Republic of) 7.35% 2025	$3,425	4,852
Peru (Republic of) 8.20% 2026	PEN710	384
Peru (Republic of) 8.75% 2033	$2,064	3,385
Peru (Republic of) 6.55% 2037[6]	782	1,064
Chilean Government 3.875% 2020	3,880	4,276
Chilean Government 5.50% 2020	CLP2,080,000	4,781
Chilean Government 3.00% 2020[5]	34,280	75
Chilean Government 3.25% 2021	$1,235	1,302
Chilean Government 6.00% 2021	CLP960,000	2,104
Chilean Government 3.00% 2022[5]	45,674	101
Chilean Government 3.00% 2022[5]	57,096	126
Chilean Government 3.00% 2023[5]	68,568	151
Brazil (Federal Republic of) 6.00% 2020[5]	BRL2,587	1,474
Brazil (Federal Republic of) 6.00% 2022[5]	3,250	1,890
Brazil (Federal Republic of) Global 8.50% 2024	1,850	979
Brazil (Federal Republic of) Global 10.25% 2028	750	447
Brazil (Federal Republic of) Global 11.00% 2040	$3,090	3,801
Brazil (Federal Republic of) 6.00% 2045[5]	BRL4,730	3,109
Indonesia (Republic of) 6.875% 2018	$ 500	592
Indonesia (Republic of) 5.875% 2020	3,100	3,596
Indonesia (Republic of) 4.875% 2021[1]	3,000	3,296
Indonesia (Republic of) 4.875% 2021	1,125	1,236
Indonesia (Republic of) 3.75% 2022	200	204
Indonesia (Republic of) 6.625% 2037	750	930
Indonesia (Republic of) 7.75% 2038	765	1,071
Indonesia (Republic of) 5.25% 2042	535	573
Russian Federation 3.25% 2017[1]	800	839
Russian Federation 6.20% 2018	RUB82,200	2,649
Russian Federation 5.00% 2020	$1,200	1,360
Russian Federation 7.50% 2030[6]	2,674	3,317
Russian Federation 7.50% 2030[1,6]	2,640	3,275
Hungarian Government 4.125% 2018	1,000	952
Hungarian Government 6.25% 2020	4,575	4,695
Hungarian Government, Series 20A, 7.50% 2020	HUF160,300	737
Hungarian Government 6.375% 2021	$1,550	1,604
Hungarian Government, Series 22A, 7.00% 2022	HUF150,000	664
Hungarian Government 5.375% 2023	$ 890	839
Hungarian Government 7.625% 2041	810	830
Venezuela (Republic of) 5.75% 2016	1,600	1,516
Venezuela (Republic of) 9.25% 2027	5,740	5,677
Venezuela (Republic of) 9.25% 2028	750	722
Croatian Government 6.75% 2019[1]	2,200	2,420
Croatian Government 6.625% 2020	880	961
Croatian Government 6.625% 2020[1]	500	546
Croatian Government 6.375% 2021[1]	1,450	1,567
Croatian Government 5.50% 2023[1]	200	200
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR12,000	1,390
South Africa (Republic of), Series R-209, 6.25% 2036	14,095	1,229
South Africa (Republic of), Series R-214, 6.50% 2041	29,705	2,622
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,398
Polish Government 3.00% 2016[5]	2,929	941
Polish Government, Series 1021, 5.75% 2021	5,825	2,043
Polish Government 5.00% 2022	$400	458
Polish Government 2.75% 2023[5]	PLN1,152	384
Panama (Republic of) Global 7.125% 2026	$ 890	1,203
Panama (Republic of) Global 8.875% 2027	300	465
Panama (Republic of) Global 9.375% 2029	1,148	1,873
Panama (Republic of) Global 6.70% 2036[6]	859	1,149
Uruguay (Republic of) 5.00% 2018[5]	UYU12,002	754
Uruguay (Republic of) 4.375% 2028[5,6]	32,721	2,236
Dominican Republic 9.04% 2018[6]	$ 437	489
Dominican Republic 7.50% 2021[6]	100	113
Dominican Republic 8.625% 2027[1,6]	1,150	1,415
Argentina (Republic of) 7.00% 2015	315	269
Argentina (Republic of) 8.28% 2033[6,7]	2,455	1,338
Argentina (Republic of) GDP-Linked 2035	6,653	383
Bahrain Government 5.50% 2020	1,350	1,481
Nigeria (Republic of) 6.75% 2021[1]	910	1,061
Morocco Government 4.25% 2022[1]	250	256
		203,922

U.S. Treasury bonds & notes 0.66%
U.S. Treasury 4.75% 2014	1,650	1,734
U.S. Treasury 4.00% 2015	14,100	15,088
		16,822

Energy 0.63%
Gazprom OJSC 5.092% 2015[1]	1,275	1,363
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,160
Gazprom OJSC 6.51% 2022[1]	600	696
Gazprom OJSC 4.95% 2028[1]	1,675	1,658
Gazprom OJSC 7.288% 2037	1,200	1,458
Petróleos Mexicanos 4.875% 2022	1,300	1,443
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,164
Petróleos Mexicanos 6.50% 2041	220	260
Petrobras International Finance Co. 5.375% 2021	2,695	2,923
PTT Exploration & Production Ltd. 5.692% 2021[1]	1,000	1,155
Reliance Holdings Ltd. 4.50% 2020[1]	1,020	1,072
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,6]	558	624
		15,976

Financials 0.44%
BBVA Bancomer SA, junior subordinated 7.25% 2020[1]	3,725	4,246
BBVA Bancomer SA 6.50% 2021[1]	1,075	1,226
VEB Finance Ltd. 6.902% 2020[1]	1,085	1,265
VEB Finance Ltd. 6.902% 2020	600	700
HSBK (Europe) BV 7.25% 2021[1]	1,840	1,959
Development Bank of Kazakhstan 5.50% 2015[1]	871	941
Bank of India, 3.625% 2018[1]	700	704
Banco de Crédito del Perú 5.375% 2020[1]	100	110
		11,151

Utilities 0.24%
Eskom Holdings Ltd. 5.75% 2021[1]	2,985	3,246
AES Panamá, SA 6.35% 2016[1]	1,100	1,221
CEZ, a s 4.25% 2022[1]	945	1,007
Enersis SA 7.375% 2014	650	681
		6,155

Telecommunication services 0.15%
Digicel Group Ltd. 8.25% 2020[1]	2,350	2,503
Digicel Group Ltd. 6.00% 2021[1]	550	549
NII Capital Corp. 8.875% 2019	975	738
		3,790

Materials 0.12%
CEMEX Finance LLC 9.50% 2016[1]	600	653
CEMEX, SAB de CV 9.00% 2018[1]	1,190	1,324
CEMEX España, SA 9.25% 2020[1]	1,063	1,185
		3,162

Consumer staples 0.11%
BFF International Ltd. 7.25% 2020[1]	1,200	1,428
Olam International Ltd. 6.75% 2018	945	903
Marfrig Holdings (Europe) BV 9.875% 2017[1]	300	293
Marfrig Overseas Ltd. 9.50% 2020	200	190
		2,814

Industrials 0.05%
Brunswick Rail Finance Ltd. 6.50% 2017	600	634
Brunswick Rail Finance Ltd. 6.50% 2017[1]	550	582
		1,216

Information technology 0.03%
Samsung Electronics America, Inc. 1.75% 2017[1]	700	711
Total bonds, notes & other debt instruments (cost: $241,175,000)		265,719

Short-term securities 6.44%
Gotham Funding Corp. 0.17% due 4/2/2013[1]	25,300	25,300
Victory Receivables Corp. 0.20% due 4/3/2013[1]	10,000	10,000
Toronto-Dominion Holdings USA Inc. 0.17% due 4/15/2013[1]	31,500	31,498
Bank of Nova Scotia 0.08%–0.175% due 4/1–4/26/2013	24,500	24,499
Old Line Funding, LLC 0.19% due 4/16/2013[1]	24,000	23,999
International Bank for Reconstruction and Development 0.12% due 4/29/2013	15,000	14,999
American Honda Finance Corp. 0.15% due 6/18/2013	15,000	14,993
Sumitomo Mitsui Banking Corp. 0.17% due 4/9/2013[1]	9,700	9,699
Private Export Funding Corp. 0.26% due 6/18/2013[1]	8,400	8,397

Total short-term securities (cost: $163,382,000)		163,384
Total investment securities (cost: $2,060,573,000)		2,522,664
Other assets less liabilities		14,094
Net assets		$2,536,758

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	4/8/2013	Citibank	$905	BRL1,800	$ 16
Brazilian reais	4/12/2013	JPMorgan Chase	$2,301	BRL4,500	79
Brazilian reais	4/12/2013	Citibank	$1,763	BRL3,450	59
Brazilian reais	4/12/2013	Citibank	$527	BRL1,030	18
Colombian pesos	4/5/2013	Citibank	$2,685	COP4,891,660	7
Colombian pesos	4/5/2013	Citibank	$935	COP1,700,000	4
Hungarian forints	4/22/2013	JPMorgan Chase	$1,037	HUF247,000	—[8]
Mexican pesos	4/8/2013	HSBC Bank	$1,715	MXN22,000	(64)
Mexican pesos	4/8/2013	Barclays Bank PLC	$5,084	MXN65,200	(189)
Turkish lira	4/5/2013	HSBC Bank	$857	TRY1,550	1
Turkish lira	4/5/2013	Barclays Bank PLC	$2,531	TRY4,570	7
Turkish lira	4/19/2013	HSBC Bank	$3,157	TRY5,750	(12)
Polish zloty	4/8/2013	Barclays Bank PLC	$2,565	PLN8,195	52
Polish zloty	4/19/2013	Barclays Bank PLC	$1,114	PLN3,545	28
Polish zloty	4/22/2013	Citibank	$434	PLN1,400	6
Russian rubles	4/22/2013	JPMorgan Chase	$2,052	RUB64,000	2
South African rand	4/22/2013	HSBC Bank	$1,213	ZAR11,200	1
South African rand	4/22/2013	Barclays Bank PLC	$736	ZAR6,875	(8)
					$ 7

1 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $182,815,000, which represented 7.21% of the net assets of the fund.

2 Security did not produce income during the last 12 months.

3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,442,000, which represented .41% of the net assets of the fund.

4 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/3/2012 at a cost of $11,705,000) may be subject to legal or contractual restrictions on resale.

5 Index-linked bond whose principal amount moves with a government price index.

6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8 Amount less than one thousand.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 575,349
Gross unrealized depreciation on investment securities	(130,384)
Net unrealized appreciation on investment securities	444,965
Cost of investment securities for federal income tax purposes	2,077,699

Key to abbreviations

ADR = American Depositary Receipts	PEN = Peruvian nuevos soles
GDR = Global Depositary Receipts	PHP = Philippine pesos
BRL = Brazilian reais	PLN = Polish zloty
CLP = Chilean pesos	RUB = Russian rubles
COP = Colombian pesos	TRY = Turkish lira
GBP = British pounds	UYU = Uruguayan pesos
HUF = Hungarian forints	ZAR = South African rand
MXN = Mexican pesos

Blue Chip Income and Growth FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 92.20%
		Value
Health care 15.58%	Shares	(000)

Amgen Inc.	2,520,000	$258,325
Gilead Sciences, Inc.[1]	4,268,000	208,833
Zimmer Holdings, Inc.	750,000	56,415
AbbVie Inc.	1,375,000	56,073
Aetna Inc.	960,000	49,075
Abbott Laboratories	1,375,000	48,565
Novartis AG (ADR)	650,500	46,342
Bristol-Myers Squibb Co.	1,125,000	46,339
St. Jude Medical, Inc.	1,060,000	42,866
Humana Inc.	500,000	34,555
Merck & Co., Inc.	500,000	22,115
Medtronic, Inc.	450,000	21,132
Cardinal Health, Inc.	400,000	16,648
		907,283

Information technology 12.67%
Hewlett-Packard Co.	8,606,152	205,171
Microsoft Corp.	6,744,000	192,946
Oracle Corp.	3,250,000	105,105
Texas Instruments Inc.	2,130,000	75,572
International Business Machines Corp.	330,000	70,389
Google Inc., Class A1	44,260	35,144
Maxim Integrated Products, Inc.	843,600	27,543
Intel Corp.	1,200,000	26,220
		738,090

Industrials 12.15%
General Dynamics Corp.	1,130,000	79,676
CSX Corp.	3,200,000	78,816
United Parcel Service, Inc., Class B	850,000	73,015
United Technologies Corp.	760,000	71,007
Norfolk Southern Corp.	842,800	64,963
Union Pacific Corp.	375,000	53,404
Illinois Tool Works Inc.	650,000	39,611
Rockwell Automation	450,000	38,858
Eaton Corp. PLC	600,000	36,750
Textron Inc.	1,163,000	34,669
Masco Corp.	1,637,500	33,159
General Electric Co.	1,300,000	30,056
PACCAR Inc	500,000	25,280
Waste Management, Inc.	600,000	23,526
Emerson Electric Co.	400,000	22,348
Pitney Bowes Inc.	150,000	2,229
		707,367

Energy 11.20%
Chevron Corp.	1,070,000	$127,137
Royal Dutch Shell PLC, Class B (ADR)	1,150,000	76,843
Royal Dutch Shell PLC, Class A (ADR)	635,000	41,376
ConocoPhillips	1,500,000	90,150
Kinder Morgan, Inc.	1,720,000	66,530
Apache Corp.	735,000	56,713
Baker Hughes Inc.	1,051,000	48,777
Schlumberger Ltd.	600,000	44,934
BP PLC (ADR)	900,000	38,115
EOG Resources, Inc.	255,000	32,658
Exxon Mobil Corp.	200,000	18,022
Marathon Oil Corp.	332,700	11,219
		652,474

Consumer staples 11.13%
Altria Group, Inc.	4,155,000	142,890
Philip Morris International Inc.	1,250,000	115,887
CVS/Caremark Corp.	2,000,000	109,980
Kimberly-Clark Corp.	500,000	48,990
Mondelez International, Inc.	1,580,000	48,364
ConAgra Foods, Inc.	1,200,000	42,972
Kellogg Co.	592,000	38,143
Kraft Foods Group, Inc.	676,666	34,869
Lorillard, Inc.	847,000	34,176
PepsiCo, Inc.	400,000	31,644
		647,915

Telecommunication services 9.36%
AT&T Inc.	4,455,000	163,454
Verizon Communications Inc.	2,985,000	146,713
CenturyLink, Inc.	3,482,000	122,322
Vodafone Group PLC (ADR)	2,785,000	79,122
Sprint Nextel Corp., Series 1[1]	5,385,000	33,441
		545,052

Consumer discretionary 5.98%
Johnson Controls, Inc.	2,419,500	84,852
General Motors Co.[1]	2,000,000	55,640
YUM! Brands, Inc.	742,300	53,401
Home Depot, Inc.	590,000	41,170
Las Vegas Sands Corp.	650,000	36,628
Harley-Davidson, Inc.	680,000	36,244
Wynn Resorts, Ltd.	190,000	23,780
Royal Caribbean Cruises Ltd.	500,000	16,610
		348,325

Utilities 4.42%
FirstEnergy Corp.	2,630,000	110,986
Exelon Corp.	2,904,000	100,130
Southern Co.	750,000	35,190
Xcel Energy Inc.	250,000	7,425
NextEra Energy, Inc.	50,000	3,884
		257,615

Financials 4.32%
JPMorgan Chase & Co.	1,690,000	80,207
Capital One Financial Corp.	1,450,000	79,678
Banco Bilbao Vizcaya Argentaria, SA (ADR)	3,710,300	32,539
Citigroup Inc.	500,000	22,120
American Express Co.	300,000	20,238
HSBC Holdings PLC (ADR)	318,749	17,002
		251,784

Materials 2.06%
Dow Chemical Co.	2,075,000	66,068
Praxair, Inc.	300,000	33,462
Celanese Corp., Series A	350,000	15,417
International Flavors & Fragrances Inc.	65,000	4,984
		119,931

Miscellaneous 3.33%
Other common stocks in initial period of acquisition		193,740
Total common stocks (cost: $4,044,056,000)		5,369,576

Convertible securities 1.14%

Consumer discretionary 1.14%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,544,000	66,299
Total convertible securities (cost: $67,874,000)		66,299

	Principal amount
Short-term securities 6.74%	(000)

Fannie Mae 0.11%–0.13% due 7/25–10/1/2013	$99,500	99,445
U.S. Treasury Bills 0.098%–0.107% due 7/18–8/8/2013	86,700	86,676
Freddie Mac 0.08%–0.16% due 5/3–7/15/2013	68,600	68,578
Procter & Gamble Co. 0.14% due 6/10/2013[2]	40,000	39,994
Variable Funding Capital Company LLC 0.16%–0.17% due 4/15–4/25/2013[2]	37,300	37,297
Private Export Funding Corp. 0.26% due 6/18/2013[2]	13,800	13,795
Pfizer Inc 0.08% due 4/11/2013[2]	13,000	13,000
National Rural Utilities Cooperative Finance Corp. 0.14% due 4/5/2013	12,600	12,600
Chevron Corp. 0.10% due 5/6/2013[2]	12,600	12,599
Regents of the University of California 0.16% due 5/6/2013	8,400	8,399

Total short-term securities (cost: $392,370,000)		392,383
Total investment securities (cost: $4,504,300,000)		5,828,258
Other assets less liabilities		(4,449)
Net assets		$5,823,809

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $116,685,000, which represented 2.00% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,340,737
Gross unrealized depreciation on investment securities	(26,633)
Net unrealized appreciation on investment securities	1,314,104
Cost of investment securities for federal income tax purposes	4,514,154

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 93.74%
		Value
Financials 21.12%	Shares	(000)

AXA SA	2,171,935	$ 37,330
Marsh & McLennan Companies, Inc.	800,000	30,376
CME Group Inc., Class A	491,387	30,166
Agricultural Bank of China, Class H	62,500,000	29,951
Hospitality Properties Trust	815,000	22,364
JPMorgan Chase & Co.	408,200	19,373
Industrial and Commercial Bank of China Ltd., Class H	25,986,165	18,211
Shinsei Bank, Ltd.	8,060,000	18,149
Macquarie International Infrastructure Fund Ltd.	36,200,164	16,778
Prudential PLC	1,000,000	16,181
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	1,025,000	15,816
Rayonier Inc.[1]	260,000	15,514
McGraw-Hill Companies, Inc.	280,500	14,608
Oaktree Capital Group, LLC	285,000	14,541
Wells Fargo & Co.	335,000	12,392
KeyCorp	1,205,000	12,002
Metropolitan Bank & Trust Co.	4,115,000	11,797
BNP Paribas SA	194,031	9,958
Westfield Group	766,000	8,655
Suncorp Group Ltd.	680,191	8,372
Mapletree Greater China Commercial Trust[1]	9,971,000	8,358
Sun Hung Kai Properties Ltd.	612,852	8,258
Goldman Sachs Group, Inc.	55,200	8,123
American Express Co.	115,000	7,758
Fairfax Financial Holdings Ltd.	19,000	7,417
Toronto-Dominion Bank	80,000	6,659
China Life Insurance Co. Ltd., Class H	2,400,000	6,214
ICICI Bank Ltd. (ADR)	115,000	4,934
Simon Property Group, Inc.	30,000	4,757
HSBC Holdings PLC (United Kingdom)	400,000	4,269
Citigroup Inc.	95,000	4,203
Bank of China Ltd., Class H	4,840,000	2,245
First Southern Bancorp, Inc.[1,2,3]	122,265	642
		436,371

Consumer discretionary 16.03%
Home Depot, Inc.	1,108,000	77,316
Comcast Corp., Class A	745,000	31,298
Honda Motor Co., Ltd.	710,000	26,809
D.R. Horton, Inc.	1,000,000	24,300
News Corp., Class A	720,000	21,974
Amazon.com, Inc.[1]	68,000	18,121
HUGO BOSS AG	150,000	16,807
Bayerische Motoren Werke AG	170,000	14,666
Toyota Motor Corp.	246,000	12,699
Time Warner Inc.	200,000	11,524
Las Vegas Sands Corp.	198,312	11,175
Carnival Corp., units	325,000	11,148
Coway Co., Ltd.	200,000	8,799
adidas AG	82,700	8,579
Toll Brothers, Inc.[1]	250,000	8,560
ProSiebenSAT.1 Media AG, nonvoting preferred	222,500	7,942
Virgin Media Inc.	160,000	7,835
SES SA, Class A (FDR)	150,000	4,701
Wynn Resorts, Ltd.	30,000	3,755
Fast Retailing Co., Ltd.	9,800	3,190
		331,198

Industrials 9.76%
United Continental Holdings, Inc.[1]	900,000	28,809
Meggitt PLC	3,480,500	25,965
Lockheed Martin Corp.	200,000	19,304
Kubota Corp.	1,090,000	15,490
Geberit AG	60,000	14,762
United Technologies Corp.	140,000	13,080
Delta Air Lines, Inc.[1]	670,000	11,062
Parker-Hannifin Corp.	110,000	10,074
Iron Mountain Inc.	268,595	9,753
ASSA ABLOY AB, Class B	228,000	9,311
European Aeronautic Defence and Space Co. EADS NV	170,000	8,650
Vallourec SA	160,000	7,690
Rickmers Maritime[4]	27,420,000	7,625
Ryanair Holdings PLC (ADR)	145,000	6,058
General Electric Co.	255,000	5,896
Schneider Electric SA	70,000	5,114
Abertis Infraestructuras, SA, Class A	176,000	2,957
		201,600

Information technology 9.52%
Taiwan Semiconductor Manufacturing Co. Ltd.	18,557,000	62,369
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	6,876
Google Inc., Class A1	37,650	29,895
STMicroelectronics NV	2,950,000	22,686
TE Connectivity Ltd.	300,000	12,579
Quanta Computer Inc.	5,140,910	11,433
International Business Machines Corp.	50,000	10,665
ASM Pacific Technology Ltd.	737,000	8,099
Avago Technologies Ltd.	222,000	7,974
Nintendo Co., Ltd.	60,000	6,443
salesforce.com, inc.[1]	34,000	6,080
Microsoft Corp.	150,000	4,292
Rackspace Hosting, Inc.[1]	80,000	4,038
Oracle Corp.	100,000	3,234
		196,663

Health care 8.81%
Merck & Co., Inc.	1,669,544	73,844
Novartis AG	303,000	21,516
Takeda Pharmaceutical Co. Ltd.	300,000	16,028
Vertex Pharmaceuticals Inc.[1]	238,877	13,133
Sonic Healthcare Ltd.	824,618	11,962
Eli Lilly and Co.	200,000	11,358
Novo Nordisk A/S, Class B	58,000	9,422
AstraZeneca PLC (United Kingdom)	170,000	8,522
UnitedHealth Group Inc.	115,000	6,579
Pfizer Inc	200,000	5,772
Quest Diagnostics Inc.	70,000	3,952
		182,088

Consumer staples 8.51%
Unilever NV, depository receipts	705,000	28,874
Mondelez International, Inc.	550,000	16,836
Pernod Ricard SA	112,200	13,979
Anheuser-Busch InBev NV	130,000	12,871
Philip Morris International Inc.	125,000	11,589
PepsiCo, Inc.	145,000	11,471
Coca-Cola Amatil Ltd.	729,801	11,080
British American Tobacco PLC	206,500	11,066
Nestlé SA	150,000	10,841
Kimberly-Clark Corp.	110,000	10,778
Kraft Foods Group, Inc.	183,333	9,447
Alimentation Couche-Tard Inc., Class B	155,000	8,399
Altria Group, Inc.	150,000	5,159
Shoprite Holdings Ltd.	259,400	5,149
Coca-Cola Hellenic Bottling Co. SA	165,000	4,420
Avon Products, Inc.	190,000	3,939
		175,898

Energy 5.86%
Kinder Morgan, Inc.	550,000	21,274
Royal Dutch Shell PLC, Class B (ADR)	150,000	10,023
Royal Dutch Shell PLC, Class A (ADR)	145,000	9,448
Peyto Exploration & Development Corp.	620,000	16,437
Coal India Ltd.	2,300,000	13,081
Chevron Corp.	107,300	12,749
Crescent Point Energy Corp.	291,000	10,982
TOTAL SA	225,000	10,773
Enbridge Inc.	151,062	7,032
Oil Search Ltd.	762,137	5,897
Transocean Ltd.[1]	65,000	3,377
		121,073

Materials 4.95%
Yamana Gold Inc.	1,000,000	15,401
Dow Chemical Co.	445,000	14,169
PT Semen Indonesia (Persero) Tbk	6,991,000	12,734
Newmont Mining Corp.	300,000	12,567
Nucor Corp.	270,000	12,461
Impala Platinum Holdings Ltd.	685,648	10,096
BASF SE	86,000	7,531
Cliffs Natural Resources Inc.	385,154	7,322
Fletcher Building Ltd.	550,000	3,944
Praxair, Inc.	30,000	3,346
Ambuja Cements Ltd.	830,000	2,660
		102,231

Telecommunication services 4.85%
MTN Group Ltd.	1,630,000	28,582
TalkTalk Telecom Group PLC	5,691,100	23,554
AT&T Inc.	525,000	19,262
Vodafone Group PLC	5,880,000	16,670
HKT Trust, units	5,750,000	5,756
Verizon Communications Inc.	75,000	3,686
Taiwan Mobile Co., Ltd.	800,000	2,716
		100,226

Utilities 4.07%
Power Assets Holdings Ltd.	2,250,000	21,232
National Grid PLC	1,789,680	20,801
Exelon Corp.	500,000	17,240
DUET Group	4,698,650	11,253
GDF SUEZ	500,000	9,626
PG&E Corp.	90,500	4,030
		84,182

Miscellaneous 0.26%
Other common stocks in initial period of acquisition		5,297
Total common stocks (cost: $1,545,682,000)		1,936,827

Convertible securities 0.69%	Shares or
Materials 0.40%	principal amount
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	8,310

Consumer staples 0.22%
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR33,944,500	4,580

Consumer discretionary 0.05%
MGM Resorts International 4.25% convertible notes 2015	$939,000	1,022

Financials 0.02%
First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3]	209	423
Total convertible securities (cost: $11,466,000)		14,335

Bonds, notes & other debt instruments 1.42%
	Principal amount
Financials 0.56%	(000)
Zions Bancorporation 5.65% 2014	$1,310	1,361
Zions Bancorporation 5.50% 2015	5,880	6,081
Zions Bancorporation 6.00% 2015	3,955	4,171
		11,613

Telecommunication services 0.56%
Digicel Group Ltd. 12.00% 2014[5]	8,225	8,739
NII Capital Corp. 8.875% 2019	575	435
NII Capital Corp. 7.625% 2021	3,150	2,284
		11,458

Consumer discretionary 0.30%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,260
Total bonds, notes & other debt instruments (cost: $24,614,000)		29,331

Short-term securities 3.78%

U.S. Treasury Bill 0.111% due 5/23/2013	22,200	22,198
Bank of Nova Scotia 0.08% due 4/1/2013	16,700	16,700
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.15% due 4/10/2013	16,700	16,699
Federal Home Loan Bank 0.115% due 6/5/2013	13,200	13,198
Freddie Mac 0.14% due 4/16/2013	5,700	5,700
Nordea North America, Inc. 0.15% due 4/4/2013	3,500	3,500

Total short-term securities (cost: $77,993,000)		77,995
Total investment securities (cost: $1,659,755,000)		2,058,488
Other assets less liabilities		7,641
Net assets		$2,066,129

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2013, appear below.

						Value
						of affiliate
					Dividend income	at 3/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime	27,420,000	—	—	27,420,000	$165	$7,625

1 Security did not produce income during the last 12 months.

2 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date	(000)	(000)	net assets

First Southern Bancorp, Inc.	12/17/2009	$2,006	$ 642.03%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	423.02
Total restricted securities		$2,006	$1,065.05%

3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,065,000, which represented .05% of the net assets of the fund.

4 Represents an affiliated company as defined under the Investment Company Act of 1940.

5 Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,739,000, which represented .42% of the net assets of the fund.

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities $ 451,438

Gross unrealized depreciation on investment securities (61,410)

Net unrealized appreciation on investment securities 390,028

Cost of investment securities for federal income tax purposes 1,668,460

Key to abbreviations

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

ZAR = South African rand

Growth-Income FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 94.09%
		Value
Health care 16.20%	Shares	(000)

Gilead Sciences, Inc.[1]	14,902,000	$ 729,155
Amgen Inc.	4,540,400	465,436
Alexion Pharmaceuticals, Inc.[1]	2,340,000	215,608
Edwards Lifesciences Corp.[1]	2,437,500	200,265
Illumina, Inc.[1]	3,384,400	182,758
Biogen Idec Inc.[1]	911,000	175,741
Merck & Co., Inc.	3,553,090	157,153
AbbVie Inc.	3,220,000	131,312
Hologic, Inc.[1]	5,661,300	127,945
UnitedHealth Group Inc.	2,150,000	123,002
Medtronic, Inc.	2,315,000	108,712
Allergan, Inc.	885,000	98,793
Pfizer Inc	3,255,000	93,939
Merck KGaA	619,726	93,490
Forest Laboratories, Inc.[1]	2,400,000	91,296
Cardinal Health, Inc.	1,800,000	74,916
Aetna Inc.	1,462,000	74,737
BioMarin Pharmaceutical Inc.[1]	1,146,000	71,350
Abbott Laboratories	2,000,000	70,640
Stryker Corp.	1,049,551	68,473
GlaxoSmithKline PLC	2,850,000	66,619
Thermo Fisher Scientific Inc.	851,000	65,093
Express Scripts Holding Co.[1]	1,022,500	58,947
Zimmer Holdings, Inc.	622,200	46,802
Bayer AG	350,000	36,098
Novartis AG	365,000	25,919
Boston Scientific Corp.[1]	2,900,000	22,649
Johnson & Johnson	200,000	16,306
		3,693,154

Information technology 14.58%
Microsoft Corp.	19,650,000	562,186
Google Inc., Class A1	502,700	399,159
Texas Instruments Inc.	11,083,559	393,245
Oracle Corp.	12,135,000	392,446
Apple Inc.	514,700	227,822
Yahoo! Inc.[1]	9,260,000	217,888
Accenture PLC, Class A	1,925,000	146,242
Intuit Inc.	1,915,000	125,720
Autodesk, Inc.[1]	2,500,000	103,100
Linear Technology Corp.	2,350,000	90,169
Xilinx, Inc.	2,197,400	83,875
Computer Sciences Corp.	1,695,000	83,445
SAP AG	869,500	69,652
KLA-Tencor Corp.	1,250,000	65,925
Intel Corp.	2,975,000	65,004
Motorola Solutions, Inc.	994,642	63,687
Automatic Data Processing, Inc.	955,000	62,094
Adobe Systems Inc.[1]	1,370,000	59,609
Maxim Integrated Products, Inc.	1,120,000	36,568
Nokia Corp.	7,105,000	22,985
HOYA Corp.	1,000,000	18,608
Quanta Computer Inc.	7,140,000	15,878
Nintendo Co., Ltd.	75,000	8,054
Western Union Co.	400,000	6,016
First Solar, Inc.[1]	170,000	4,583
		3,323,960

Consumer discretionary 13.32%
Comcast Corp., Class A	7,417,507	311,609
Comcast Corp., Class A, special nonvoting shares	1,000,000	39,620
Home Depot, Inc.	5,000,000	348,900
Amazon.com, Inc.[1]	1,305,000	347,769
Time Warner Inc.	5,131,667	295,687
News Corp., Class A	9,462,700	288,802
General Motors Co.[1]	7,796,330	216,894
Mattel, Inc.	4,495,000	196,836
Time Warner Cable Inc.	1,897,671	182,290
Royal Caribbean Cruises Ltd.	3,758,400	124,854
Melco Crown Entertainment Ltd. (ADR)[1]	4,500,000	105,030
Carnival Corp., units	3,030,000	103,929
Garmin Ltd.	2,400,000	79,296
DIRECTV[1]	1,310,000	74,159
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	68,991
Newell Rubbermaid Inc.	2,475,000	64,598
Fiat SpA[1]	12,000,000	63,829
NIKE, Inc., Class B	808,360	47,701
Nordstrom, Inc.	600,000	33,138
WPP PLC	1,735,000	27,652
British Sky Broadcasting Group PLC	1,155,000	15,495
		3,037,079

Industrials 11.85%
CSX Corp.	13,555,000	333,859
United Technologies Corp.	2,606,400	243,516
Precision Castparts Corp.	1,055,000	200,049
General Dynamics Corp.	2,807,000	197,922
Waste Management, Inc.	4,744,200	186,020
3M Co.	1,706,000	181,365
United Parcel Service, Inc., Class B	1,946,400	167,196
Union Pacific Corp.	885,600	126,118
Emerson Electric Co.	1,930,000	107,829
Avery Dennison Corp.	2,225,000	95,831
General Electric Co.	4,000,000	92,480
Rockwell Automation	1,030,000	88,940
Norfolk Southern Corp.	1,109,687	85,535
Schneider Electric SA	1,100,000	80,363
Verisk Analytics, Inc., Class A1	1,200,000	73,956
Dover Corp.	1,000,000	72,880
Iron Mountain Inc.	1,835,742	66,656
Textron Inc.	1,970,100	58,729
Republic Services, Inc.	1,680,000	55,440
United Continental Holdings, Inc.[1]	1,635,000	52,336
Southwest Airlines Co.	3,860,000	52,033
European Aeronautic Defence and Space Co. EADS NV	875,000	44,523
Lockheed Martin Corp.	400,000	38,608
		2,702,184

Energy 10.25%
Schlumberger Ltd.	4,670,000	349,736
Royal Dutch Shell PLC, Class A (ADR)	3,250,000	211,770
Royal Dutch Shell PLC, Class B (ADR)	750,000	50,115
Royal Dutch Shell PLC, Class B	1,066,588	35,408
EOG Resources, Inc.	2,313,353	296,271
Chevron Corp.	2,151,200	255,606
Apache Corp.	2,907,000	224,304
FMC Technologies, Inc.[1]	3,827,300	208,167
Baker Hughes Inc.	4,000,000	185,640
ConocoPhillips	2,723,360	163,674
Devon Energy Corp.	1,693,000	95,519
BP PLC	13,619,409	95,165
Southwestern Energy Co.[1]	1,375,000	51,233
Eni SpA	1,967,000	44,195
OJSC Gazprom (ADR)	4,534,200	38,767
Canadian Natural Resources, Ltd.	990,000	31,732
		2,337,302

Consumer staples 7.25%
Philip Morris International Inc.	6,594,500	611,376
Coca-Cola Co.	5,635,400	227,896
CVS/Caremark Corp.	3,000,000	164,970
Altria Group, Inc.	3,815,000	131,198
Green Mountain Coffee Roasters, Inc.[1]	2,261,434	128,359
L’Oréal SA, non-registered shares	645,000	102,262
PepsiCo, Inc.	1,098,419	86,896
Asahi Group Holdings, Ltd.	3,400,000	81,217
Molson Coors Brewing Co., Class B	1,033,600	50,574
Mondelez International, Inc.	1,304,100	39,918
Avon Products, Inc.	1,335,000	27,675
		1,652,341

Materials 6.33%
Dow Chemical Co.	12,009,100	382,370
Celanese Corp., Series A	4,630,400	203,969
Air Products and Chemicals, Inc.	1,680,000	146,362
International Flavors & Fragrances Inc.	1,255,000	96,221
Monsanto Co.	900,000	95,067
Valspar Corp.	1,433,600	89,242
Sealed Air Corp.	3,200,000	77,152
Freeport-McMoRan Copper & Gold Inc.	2,200,000	72,820
Mosaic Co.	1,202,000	71,651
Praxair, Inc.	499,624	55,728
Newmont Mining Corp.	850,000	35,606
CRH PLC	1,600,000	35,313
ArcelorMittal	2,540,000	32,718
SSAB Svenskt Stål AB, Class A1	3,276,684	24,972
Barrick Gold Corp.	800,000	23,520
		1,442,711

Financials 6.04%
HSBC Holdings PLC (ADR)	1,538,570	82,067
HSBC Holdings PLC (Hong Kong)	7,176,000	75,804
Citigroup Inc.	3,485,820	154,213
State Street Corp.	2,430,000	143,589
Prudential Financial, Inc.	2,100,000	123,879
Weyerhaeuser Co.[1]	3,784,541	118,759
Aon PLC, Class A	1,735,500	106,733
Marsh & McLennan Companies, Inc.	2,789,100	105,902
JPMorgan Chase & Co.	2,000,000	94,920
Willis Group Holdings PLC	1,946,400	76,863
Principal Financial Group, Inc.	2,200,000	74,866
NYSE Euronext	1,860,000	71,870
Wells Fargo & Co.	1,500,000	55,485
UBS AG	3,058,666	46,853
Moody’s Corp.	447,458	23,859
Bank of New York Mellon Corp.	805,000	22,532
WMI Holdings Corp.[1]	46,987	33
		1,378,227

Telecommunication services 3.64%
Verizon Communications Inc.	5,153,900	253,314
Crown Castle International Corp.[1]	1,998,600	139,183
Sprint Nextel Corp., Series 1[1]	21,690,000	134,695
AT&T Inc.	3,154,000	115,720
Telephone and Data Systems, Inc.	4,871,390	102,640
CenturyLink, Inc.	2,428,775	85,323
		830,875

Utilities 0.73%
PG&E Corp.	2,364,000	105,269
FirstEnergy Corp.	1,430,000	60,346
		165,615

Miscellaneous 3.90%
Other common stocks in initial period of acquisition		888,859
Total common stocks (cost: $14,723,367,000)		21,452,307

Preferred securities 0.07%

Financials 0.07%
First Niagara Financial Group, Inc., Series B, 8.625%	538,271	$ 15,810
Total preferred securities (cost: $13,457,000)		15,810

Rights & warrants 0.01%
Consumer discretionary 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	79,175	1,466
General Motors Co., Series B, warrants, expire 2019[1]	79,175	933
Total rights & warrants (cost: $3,907,000)		2,399

Convertible securities 0.41%
Industrials 0.28%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$8,610,000	32,105
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	32,287
		64,392

Consumer discretionary 0.09%
General Motors Co., Series B, 4.75% convertible preferred 2013	465,095	19,971

Financials 0.04%
Oriental Financial Group Inc., Series C, 8.75% noncumulative convertible preferred[2]	6,000	9,173
Total convertible securities (cost: $63,785,000)	93,536

Bonds, notes & other debt instruments 0.37%
Financials 0.15%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[3]	$ 29,049	33,423

Telecommunication services 0.12%
Sprint Nextel Corp. 9.125% 2017	13,000	15,438
Sprint Nextel Corp. 11.50% 2021	8,325	11,686
		27,124

Federal agency bonds & notes 0.10%
Fannie Mae 1.00% 2013	12,750	12,802
Freddie Mac 0.375% 2013	11,000	11,012
		23,814
Total bonds, notes & other debt instruments (cost: $75,143,000)		84,361

Short-term securities 4.77%
Fannie Mae 0.10%–0.17% due 4/2–12/16/2013	317,700	317,587
Freddie Mac 0.08%–0.19% due 4/1–11/6/2013	274,100	273,973
Federal Home Loan Bank 0.105%–0.165% due 5/8–7/31/2013	134,550	134,521
Jupiter Securitization Co., LLC 0.17%–0.18% due 4/30–6/26/2013[4]	66,100	66,082
Chariot Funding, LLC 0.17%–0.19% due 4/24–5/2/2013[4]	60,100	60,092
Procter & Gamble Co. 0.13%–0.14% due 5/20–5/21/2013[4]	72,389	72,378
Variable Funding Capital Company LLC 0.14%–0.15% due 4/1–4/26/2013[4]	45,528	45,526
Private Export Funding Corp. 0.26%–0.27% due 4/19–7/15/2013[4]	45,050	45,042
National Rural Utilities Cooperative Finance Corp. 0.14% due 4/4/2013	26,000	26,000
Federal Farm Credit Banks 0.17%–0.20% due 5/6–6/25/2013	16,100	16,097
U.S. Treasury Bills 0.109%–0.127% due 4/4–5/16/2013	13,500	13,499
Coca-Cola Co. 0.14% due 7/16/2013[4]	7,200	7,198
Walt Disney Co. 0.12% due 6/27/2013[4]	5,500	5,498
John Deere Credit Ltd. 0.14% due 4/10/2013[4]	5,000	5,000

Total short-term securities (cost: $1,088,441,000)		1,088,493
Total investment securities (cost: $15,968,100,000)		22,736,906
Other assets less liabilities		62,771
Net assets		$22,799,677

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 6/28/2012 at a cost of $6,000,000) may be subject to legal or contractual restrictions on resale.

3 Coupon rate may change periodically.

4 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $306,816,000, which represented 1.35% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,239,306
Gross unrealized depreciation on investment securities	(479,508)
Net unrealized appreciation on investment securities	6,759,798
Cost of investment securities for federal income tax purposes	15,977,108

Key to abbreviation

ADR = American Depositary Receipts

International Growth and
Income FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 90.11%
		Value
Financials 18.70%	Shares	(000)

Prudential PLC	755,374	$ 12,223
BNP Paribas SA	233,700	11,993
Aviva PLC	2,525,000	11,363
Japan Real Estate Investment Corp.	716	9,803
Sberbank of Russia (ADR)	580,500	7,442
Sberbank of Russia (GDR)[1]	116,832	1,498
Barclays PLC	1,960,100	8,671
Chongqing Rural Commercial Bank Co., Ltd., Class H	16,208,000	8,665
BankMuscat (SAOG)	5,262,000	8,419
Banco Bilbao Vizcaya Argentaria, SA	600,000	5,201
Banco Bilbao Vizcaya Argentaria, SA (ADR)	303,000	2,657
Deutsche Bank AG	192,400	7,500
Credit Suisse Group AG	234,500	6,150
Link Real Estate Investment Trust	1,032,000	5,624
Nordea Bank AB	477,000	5,402
Assicurazioni Generali SpA	340,000	5,290
Axis Bank Ltd.	211,901	5,071
Mitsui Fudosan Co., Ltd.	172,000	4,821
Banco Santander, SA2	709,711	4,768
PT Bank Rakyat Indonesia (Persero) Tbk	4,084,000	3,678
Canadian Imperial Bank of Commerce (CIBC)	39,000	3,058
Sun Life Financial Inc.	111,700	3,047
Royal Bank of Canada	48,700	2,933
Investor AB, Class B	93,600	2,703
Westfield Group	232,500	2,627
Bank of China Ltd., Class H	5,636,000	2,614
CapitaMall Trust	1,504,000	2,534
Siam Commercial Bank PCL	352,000	2,164
Sampo Oyj, Class A	49,700	1,911
Henderson Land Development Co. Ltd.	215,000	1,471
Bank of Ireland[2]	4,606,401	903
		162,204

Consumer staples 13.96%
Philip Morris International Inc.	346,340	32,109
British American Tobacco PLC	338,600	18,145
Pernod Ricard SA	121,815	15,177
Anheuser-Busch InBev NV	76,300	7,555
PT Indofood Sukses Makmur Tbk	7,925,000	6,076
CALBEE, Inc.	71,100	5,762
Nestlé SA	79,150	5,721
Danone SA	76,400	5,315
Charoen Pokphand Foods PCL	4,563,800	5,104
Japan Tobacco Inc.	138,300	4,407
Koninklijke Ahold NV	260,400	3,990
SABMiller PLC	71,600	3,768
Orion Corp.	3,000	2,920
Treasury Wine Estates Ltd.	465,766	2,760
Wesfarmers Ltd.	53,250	2,229
		121,038

Consumer discretionary 12.19%
H & M Hennes & Mauritz AB, Class B	247,200	8,839
Genting Singapore PLC	7,083,000	8,535
Crown Ltd.	564,000	7,224
Volkswagen AG, nonvoting preferred	34,180	6,790
ProSiebenSAT.1 Media AG, nonvoting preferred	175,000	6,247
Whitbread PLC	146,200	5,704
William Hill PLC	994,000	5,586
Burberry Group PLC	262,700	5,305
Hyundai Motor Co.	25,760	5,186
adidas AG	46,000	4,772
WPP PLC	292,700	4,665
Bayerische Motoren Werke AG	45,250	3,904
Swatch Group Ltd, non-registered shares	6,550	3,807
Cie. Financière Richemont SA, Class A, non-registered shares	47,100	3,694
Li & Fung Ltd.	2,309,000	3,183
Isuzu Motors Ltd.	525,000	3,095
Pearson PLC	170,000	3,058
Daily Mail and General Trust PLC, Class A, nonvoting	283,600	3,057
Sands China Ltd.	486,000	2,520
Galaxy Entertainment Group Ltd.[2]	550,000	2,296
Renault SA	35,408	2,218
Nissan Motor Co., Ltd.	213,000	2,047
Golden Eagle Retail Group Ltd.	837,000	1,510
Daimler AG	24,700	1,344
Toyota Motor Corp.	19,100	986
Fiat SpA[2]	37,500	199
		105,771

Utilities 9.43%
EDP — Energias de Portugal, SA	6,717,137	20,679
National Grid PLC	1,395,265	16,217
Power Assets Holdings Ltd.	1,168,000	11,022
PT Perusahaan Gas Negara (Persero) Tbk	17,051,500	10,441
SSE PLC	350,350	7,899
GDF SUEZ	357,099	6,875
ENN Energy Holdings Ltd.	858,000	4,753
RWE AG	105,000	3,913
		81,799

Telecommunication services 8.91%
Ziggo NV	503,783	17,714
SOFTBANK CORP.	244,000	11,248
Singapore Telecommunications Ltd.	2,772,000	8,021
Vodafone Group PLC	2,323,600	6,588
TeliaSonera AB	811,000	5,791
Shin Corp. PCL, nonvoting depository receipt	1,983,000	5,485
OJSC Mobile TeleSystems (ADR)	264,100	5,477
Telefónica Deutschland Holding AG2	706,000	5,404
China Communications Services Corp. Ltd., Class H	7,054,800	4,553
PT XL Axiata Tbk	4,167,500	2,252
Advanced Info Service PCL	230,000	1,885
TDC A/S	179,169	1,377
Philippine Long Distance Telephone Co.	12,200	893
Türk Telekomünikasyon AS, Class D	134,000	597
		77,285

Industrials 7.74%
ASSA ABLOY AB, Class B	281,904	11,512
Jardine Matheson Holdings Ltd.	174,100	11,334
VINCI SA	220,700	9,941
Rolls-Royce Holdings PLC[2]	525,000	9,014
BAE Systems PLC	647,000	3,876
AB Volvo, Class B	249,800	3,632
Hutchison Whampoa Ltd.	347,000	3,616
Bunzl PLC	170,752	3,360
Schneider Electric SA	34,628	2,530
Capita PLC	183,000	2,500
Legrand SA	55,000	2,398
Rexel SA	109,766	2,395
Hutchison Port Holdings Trust	668,000	568
Fiat Industrial SpA	37,500	421
		67,097

Health care 6.84%
Novartis AG	323,870	22,998
Teva Pharmaceutical Industries Ltd. (ADR)	236,000	9,364
Sonic Healthcare Ltd.	428,775	6,220
GlaxoSmithKline PLC	211,800	4,951
Fresenius SE & Co. KGaA	37,000	4,567
Orion Oyj, Class B	166,600	4,375
Fresenius Medical Care AG & Co. KGaA	43,100	2,908
Novo Nordisk A/S, Class B	12,500	2,031
Getinge AB, Class B	62,700	1,915
		59,329

Energy 4.74%
BP PLC	2,853,651	19,940
BG Group PLC	612,400	10,505
WorleyParsons Ltd.	196,400	5,049
Husky Energy Inc.	110,300	3,165
Royal Dutch Shell PLC, Class B	75,000	2,490
		41,149

Information technology 3.40%
Delta Electronics, Inc.	1,380,760	5,887
TPK Holding Co., Ltd.	288,000	5,721
Samsung Electronics Co. Ltd.	4,105	5,634
Baidu, Inc., Class A (ADR)[2]	39,650	3,477
NetEase, Inc. (ADR)	52,920	2,899
Pegatron Corp.[2]	1,560,000	2,410
Quanta Computer Inc.	986,240	2,193
Mail.Ru Group Ltd. (GDR)	45,000	1,247
		29,468

Materials 2.90%
Syngenta AG	12,080	5,036
Nitto Denko Corp.	80,900	4,786
Rio Tinto PLC	101,600	4,762
BASF SE	31,200	2,732
Amcor Ltd.	282,000	2,725
Formosa Chemicals & Fibre Corp.	924,000	2,126
Akzo Nobel NV	26,300	1,669
Ube Industries, Ltd.	647,000	1,272
		25,108

Miscellaneous 1.30%
Other common stocks in initial period of acquisition		11,298
Total common stocks (cost: $727,962,000)		781,546

Rights & warrants 0.05%
Consumer discretionary 0.05%
William Hill PLC, rights, expire 2013[2]	220,888	416
Total rights & warrants (cost: $0)		416

Convertible securities 0.32%
	Principal amount
Financials 0.32%	(000)
Bank of Ireland 10.00% 2016	€1,950	2,574
BankMuscat (SAOG) 4.50% convertible notes 2016[3]	OMR789	205
Total convertible securities (cost: $2,780,000)	2,779

Bonds, notes & other debt instruments 1.69%

Telecommunication services 0.58%
MTS International Funding Ltd. 8.625% 2020	$2,105	2,684
MTS International Funding Ltd. 8.625% 2020[1]	119	152
América Móvil, SAB de CV 6.45% 2022	MXN5,930	508
América Móvil, SAB de CV 8.46% 2036	18,100	1,686
		5,030

Bonds & notes of governments outside the U.S. 0.40%
United Mexican States Government, Series M30, 10.00% 2036	23,600	2,930
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	545
		3,475

Energy 0.39%
Gazprom OJSC 4.95% 2022[1]	$ 1,650	1,724
Gazprom OJSC, Series 9, 6.51% 2022	270	313
Gazprom OJSC 7.288% 2037	1,100	1,337
		3,374

Consumer staples 0.30%
Marfrig Holdings (Europe) BV 8.375% 2018	2,000	1,815
Marfrig Overseas Ltd. 9.50% 2020[1]	812	771
		2,586

Financials 0.02%
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[1,4]	200	232
Total bonds, notes & other debt instruments (cost: $13,147,000)		14,697
Short-term securities 7.19%

Federal Home Loan Bank 0.10%–0.11% due 4/3–5/15/2013	41,500	41,497
Walt Disney Co. 0.10% due 5/17/2013[1]	12,500	12,498
BHP Billiton Finance (USA) Limited 0.12% due 4/10/2013[1]	5,000	5,000
Freddie Mac 0.15% due 5/21/2013	3,400	3,400

Total short-term securities (cost: $62,395,000)		62,395
Total investment securities (cost: $806,284,000)		861,833
Other assets less liabilities		5,514
Net assets		$867,347

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,875,000, which represented 2.52% of the net assets of the fund.

2 Security did not produce income during the last 12 months.

3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $205,000, which represented .02% of the net assets of the fund.

4 Coupon rate may change periodically.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 76,502
Gross unrealized depreciation on investment securities	(23,599)
Net unrealized appreciation on investment securities	52,903
Cost of investment securities for federal income tax purposes	808,930

Key to abbreviations and symbol

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

€ = Euros

HUF = Hungarian forints

MXN = Mexican pesos

OMR = Omani rials

Asset Allocation FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 72.16%
		Value
Financials 11.24%	Shares	(000)
ACE Ltd.	2,420,000	$ 215,307
Goldman Sachs Group, Inc.	1,350,000	198,653
American Express Co.	2,600,000	175,396
American Tower Corp.	1,700,000	130,764
Citigroup Inc.	2,750,000	121,660
JPMorgan Chase & Co.	2,500,000	118,650
Bank of America Corp.	8,000,000	97,440
Allstate Corp.	1,900,000	93,233
Progressive Corp.	2,950,000	74,547
Marsh & McLennan Companies, Inc.	1,740,000	66,068
Moody’s Corp.	1,200,000	63,984
First Republic Bank	1,600,000	61,792
HDFC Bank Ltd. (ADR)	1,500,000	56,130
T. Rowe Price Group, Inc.	550,000	41,178
		1,514,802

Consumer discretionary 9.97%
Comcast Corp., Class A	7,250,000	304,573
Home Depot, Inc.	3,700,000	258,186
VF Corp.	700,000	117,425
DIRECTV[1]	1,850,000	104,728
General Motors Co.[1]	3,500,000	97,370
Amazon.com, Inc.[1]	350,000	93,271
Toyota Motor Corp.	1,400,000	72,268
Naspers Ltd., Class N	1,100,000	68,426
Gentex Corp.	3,200,000	64,032
Johnson Controls, Inc.	1,750,000	61,372
NIKE, Inc., Class B	1,040,000	61,370
SES SA, Class A (FDR)	1,163,353	36,457
Cooper-Standard Holdings Inc.[1]	123,234	5,127
		1,344,605

Health care 9.46%
Gilead Sciences, Inc.[1]	5,794,600	283,530
Merck & Co., Inc.	6,000,000	265,380
Johnson & Johnson	2,175,000	177,328
Bristol-Myers Squibb Co.	3,600,000	148,284
Baxter International Inc.	1,500,000	108,960
Cardinal Health, Inc.	2,202,689	91,676
UnitedHealth Group Inc.	1,500,000	85,815
Incyte Corp.[1]	2,160,000	50,566
Teva Pharmaceutical Industries Ltd. (ADR)	1,170,000	46,425
Humana Inc.	250,000	17,277
		1,275,241

Energy 9.20%
Kinder Morgan, Inc.	7,140,000	$ 276,175
Chevron Corp.	1,825,000	216,847
Transocean Ltd.[1]	1,900,000	98,724
Noble Energy, Inc.	800,000	92,528
Technip SA	850,000	87,134
Concho Resources Inc.[1]	795,000	77,457
Denbury Resources Inc.[1]	4,000,000	74,600
Core Laboratories NV	500,000	68,960
Suncor Energy Inc.	2,150,000	64,406
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	3,500,000	57,995
Cabot Oil & Gas Corp.	800,000	54,088
Royal Dutch Shell PLC, Class B (ADR)	760,000	50,783
Rosetta Resources Inc.[1]	440,300	20,949
		1,240,646

Information technology 7.90%
Oracle Corp.	6,800,000	219,912
Microsoft Corp.	6,700,000	191,687
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,770,000	167,946
ASML Holding NV (New York registered)	2,000,000	136,020
Texas Instruments Inc.	3,500,000	124,180
VeriSign, Inc.[1]	2,000,000	94,560
Autodesk, Inc.[1]	2,000,000	82,480
Google Inc., Class A1	60,000	47,642
		1,064,427

Industrials 7.23%
Boeing Co.	2,400,000	206,040
Lockheed Martin Corp.	1,815,000	175,184
General Electric Co.	5,300,000	122,536
Parker-Hannifin Corp.	1,000,000	91,580
Danaher Corp.	1,220,000	75,823
Rockwell Collins, Inc.	1,180,000	74,481
Emerson Electric Co.	1,200,000	67,044
Canadian Pacific Railway Ltd.	500,000	65,217
C.H. Robinson Worldwide, Inc.	710,000	42,216
Cummins Inc.	330,000	38,217
Beech Holdings, LLC[1,2,3]	2,338,907	15,998
Nortek, Inc.[1]	11,850	846
Atrium Corp.[1,2,4]	535	19
		975,201

Consumer staples 5.01%
Nestlé SA (ADR)	1,250,000	90,587
Nestlé SA	830,000	59,988
Unilever NV (New York registered)	3,445,000	141,245
Wal-Mart Stores, Inc.	1,725,000	129,082
Coca-Cola Co.	2,000,000	80,880
Procter & Gamble Co.	770,000	59,336
Kimberly-Clark Corp.	605,000	59,278
Colgate-Palmolive Co.	460,000	54,294
		674,690

Materials 5.00%
FMC Corp.	2,500,000	142,575
Sealed Air Corp.	5,000,000	120,550
Monsanto Co.	800,000	84,504
Dow Chemical Co.	2,500,000	79,600
Sigma-Aldrich Corp.	840,000	65,251
LyondellBasell Industries NV, Class A	1,000,000	63,290
Nucor Corp.	1,250,000	57,687
Potash Corp. of Saskatchewan Inc.	1,000,000	39,250
Barrick Gold Corp.	660,000	19,404
NewPage Holdings Inc.[1,2,3]	21,920	2,383
		674,494

Utilities 2.54%
Edison International	1,980,000	99,634
PG&E Corp.	1,910,000	85,052
Exelon Corp.	2,120,000	73,098
FirstEnergy Corp.	1,065,000	44,943
Duke Energy Corp.	540,000	39,198
		341,925

Telecommunication services 1.59%
SOFTBANK CORP.	3,250,000	149,814
AT&T Inc.	1,750,000	64,208
		214,022

Miscellaneous 3.02%
Other common stocks in initial period of acquisition		407,623
Total common stocks (cost: $6,941,041,000)		9,727,676

Rights & warrants 0.00%
Consumer discretionary 0.00%
Cooper-Standard Holdings Inc., warrants, expire 2017[1]	38,220	630
Revel Holdings, Inc., warrants, expire 2021[1,2,4]	3,475	—
Total rights & warrants (cost: $432,000)		630

Convertible securities 0.03%
Consumer discretionary 0.03%
Cooper-Standard Holdings Inc. 7.00% convertible preferred[2,4]	19,937	3,580
Total convertible securities (cost: $1,973,000)		3,580

Bonds, notes & other debt instruments 20.61%
U.S. Treasury bonds & notes 7.99%	Principal amount
U.S. Treasury 7.30%	(000)
U.S. Treasury 1.375% 2013	$ 12,000	12,019
U.S. Treasury 1.50% 2013	40,000	40,406
U.S. Treasury 2.75% 2013	3,190	3,238
U.S. Treasury 0.25% 2014	200,000	200,164
U.S. Treasury 1.875% 2014	54,845	55,849
U.S. Treasury 1.875% 2014	50,000	50,780
U.S. Treasury 2.625% 2014	30,000	30,971
U.S. Treasury 2.625% 2014	7,625	7,856
U.S. Treasury 1.50% 2016	68,000	70,398
U.S. Treasury 1.75% 2016	22,500	23,462
U.S. Treasury 2.00% 2016	110,500	115,651
U.S. Treasury 2.375% 2016	74,000	78,439
U.S. Treasury 7.25% 2016	2,000	2,425
U.S. Treasury 2.625% 2018	43,500	47,502
U.S. Treasury 3.50% 2018	52,630	59,595
U.S. Treasury 6.25% 2023	44,235	62,676
U.S. Treasury 6.625% 2027	35,000	52,976
U.S. Treasury 3.75% 2041	30,000	34,006
U.S. Treasury 4.75% 2041	27,000	35,931
		984,344

U.S. Treasury inflation-protected securities[5] 0.69%
U.S. Treasury Inflation-Protected Security 1.875% 2013	8,325	8,492
U.S. Treasury Inflation-Protected Security 1.875% 2015	28,855	31,665
U.S. Treasury Inflation-Protected Security 0.125% 2017	10,138	10,942
U.S. Treasury Inflation-Protected Security 0.125% 2022	19,024	20,770
U.S. Treasury Inflation-Protected Security 0.125% 2023	14,963	16,171
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,076	4,273
		92,313
Total U.S. Treasury bonds & notes		1,076,657

Mortgage-backed obligations[6] 4.85%
Fannie Mae 6.00% 2021	131	146
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022	4,500	4,444
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7]	2,145	2,128
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022	5,242	5,324
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022	4,000	4,150
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	99	99
Fannie Mae 3.50% 2025	8,924	9,466
Fannie Mae 6.00% 2026	1,177	1,307
Fannie Mae 2.50% 2028	47,000	48,667
Fannie Mae 3.00% 2028	21,500	22,578
Fannie Mae 3.50% 2028	12,000	12,724
Fannie Mae 5.50% 2033	2,128	2,347
Fannie Mae 5.50% 2033	1,427	1,573
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	403	366
Fannie Mae 5.50% 2036	2,594	2,862
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,143	1,293
Fannie Mae 5.50% 2037	1,195	1,317
Fannie Mae 5.50% 2037	967	1,055
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	254	286
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	139	153
Fannie Mae 6.00% 2037	9,076	9,971
Fannie Mae 6.00% 2037	163	179
Fannie Mae 6.00% 2038	25,280	27,738
Fannie Mae 6.00% 2038	7,177	7,874
Fannie Mae 6.00% 2038	6,192	6,794
Fannie Mae 6.00% 2038	613	672
Fannie Mae 6.00% 2038	325	357
Fannie Mae 6.00% 2038	317	348
Fannie Mae 6.00% 2039	8	8
Fannie Mae 3.50% 2040	14,852	15,697
Fannie Mae 4.00% 2040	5,555	6,060
Fannie Mae 4.186% 2040[7]	1,077	1,149
Fannie Mae 4.50% 2040	20,090	21,681
Fannie Mae 4.50% 2040	1,539	1,661
Fannie Mae 3.50% 2041	7,469	7,894
Fannie Mae 4.00% 2041	14,357	15,318
Fannie Mae 4.00% 2041	11,862	12,655
Fannie Mae 4.50% 2041	16,706	18,039
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	372	432
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	91	109
Fannie Mae 3.00% 2042	63,443	65,509
Fannie Mae 3.50% 2043	40,483	42,659
Fannie Mae 4.50% 2043	70,000	75,523
Fannie Mae 5.50% 2043	4,530	4,941
Fannie Mae 6.00% 2043	45,158	49,483
Fannie Mae 7.00% 2047	686	767
Fannie Mae 7.00% 2047	413	462
Fannie Mae 7.00% 2047	18	20
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	5,000	5,081
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	3,837	3,938
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	2,820	2,930
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022	4,000	4,024
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	4,500	4,500
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	3,680	3,711
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022	4,000	4,111
Freddie Mac 5.00% 2023	818	878
Freddie Mac 6.00% 2026	3,104	3,446
Freddie Mac 4.50% 2029	843	907
Freddie Mac 4.50% 2029	836	899
Freddie Mac 4.50% 2029	780	839
Freddie Mac, Series T-041, Class 3-A, 6.742% 2032[7]	562	640
Freddie Mac, Series 3233, Class PA, 6.00% 2036	2,558	2,842
Freddie Mac, Series 3312, Class PA, 5.50% 2037	2,522	2,766
Freddie Mac 5.00% 2038	6,478	6,963
Freddie Mac 6.50% 2038	1,027	1,168
Freddie Mac 4.50% 2039	838	897
Freddie Mac 5.00% 2040	7,167	7,777
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[7]	2,275	2,309
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4]	5,625	6,004
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	7,000	7,572
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.714% 2049[7]	8,543	9,909
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	2,000	2,331
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.866% 2038[7]	3,000	3,396
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,441
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.623% 2049[7]	9,100	10,459
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.306% 2045[7]	4,893	4,912
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7]	2,320	2,694
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	927	958
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	3,000	3,413
National Australia Bank 1.25% 2018[4]	3,000	3,001
Commonwealth Bank of Australia 0.75% 2016[4]	3,000	2,999
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[7]	2,250	2,465
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,246	2,378
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	2,000	2,162
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	889	890
		653,895

Health care 1.17%
inVentiv Health Inc. 9.00% 2018[4]	3,350	3,526
inVentiv Health Inc. 10.75% 2018[4]	11,260	9,740
inVentiv Health Inc. 11.00% 2018[4]	4,802	4,154
Kinetic Concepts, Inc. 10.50% 2018	6,330	6,884
Kinetic Concepts, Inc. 12.50% 2019	4,600	4,577
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	6,861
GlaxoSmithKline Capital Inc. 1.50% 2017	4,000	4,074
Quintiles, Term Loan B-2, 4.50% 2018[6,7,8]	10,401	10,537
PTS Acquisition Corp. 9.50% 2015[9]	3,053	3,053
PTS Acquisition Corp. 9.75% 2017	€5,495	7,296
Rotech Healthcare Inc. 10.75% 2015	$5,190	5,216
Rotech Healthcare Inc. 10.50% 2018	6,675	3,605
VPI Escrow Corp. 6.375% 2020[4]	6,675	7,067
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[4]	5,925	6,947
Bausch & Lomb Inc. 9.875% 2015	6,677	6,944
Novartis Capital Corp. 2.90% 2015	6,000	6,296
Surgical Care Affiliates, Inc. 8.875% 2015[4]	5,870	5,987
Surgical Care Affiliates, Inc. 10.00% 2017[4]	135	141
Express Scripts Inc. 3.125% 2016	5,000	5,286
Cardinal Health, Inc. 5.80% 2016	4,500	5,193
AbbVie Inc. 4.40% 2042[4]	4,930	5,000
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	4,778	4,862
Gilead Sciences, Inc. 3.05% 2016	4,300	4,607
VWR Funding, Inc. 7.25% 2017[4]	4,175	4,441
Centene Corp. 5.75% 2017	3,945	4,251
Symbion Inc. 8.00% 2016	4,000	4,250
Grifols Inc. 8.25% 2018	3,260	3,602
Boston Scientific Corp. 6.00% 2020	3,000	3,513
Multiplan Inc. 9.875% 2018[4]	2,930	3,271
Merge Healthcare Inc 11.75% 2015	3,020	3,226
Amgen Inc. 2.50% 2016	2,475	2,600
INC Research LLC 11.50% 2019[4]	445	479
		157,486

Telecommunication services 1.17%
Wind Acquisition SA 11.75% 2017[4]	11,740	12,503
Wind Acquisition SA 11.75% 2017	€4,250	5,774
Wind Acquisition SA 7.25% 2018[4]	$3,875	4,054
Wind Acquisition SA 7.25% 2018[4]	3,600	3,758
Wind Acquisition SA 7.375% 2018	€2,835	3,765
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[4]	$12,895	13,935
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[4]	5,210	5,630
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[4]	7,055	8,290
Cricket Communications, Inc. 7.75% 2016	8,115	8,480
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[6,7,8]	8,100	8,162
Cricket Communications, Inc. 7.75% 2020	5,150	5,163
Sprint Nextel Corp. 8.375% 2017	1,250	1,461
Sprint Nextel Corp. 9.125% 2017	2,750	3,266
Sprint Nextel Corp. 7.00% 2020	4,000	4,420
Sprint Nextel Corp. 11.50% 2021	3,700	5,194
MetroPCS Wireless, Inc. 6.25% 2021[4]	5,325	5,438
MetroPCS Wireless, Inc. 6.625% 2023[4]	5,350	5,477
Vodafone Group PLC, Term Loan B, 6.875% 2015[6,8,9]	5,981	6,175
Vodafone Group PLC, Term Loan B, 6.25% 2016[6,8,9]	2,191	2,246
Trilogy International Partners, LLC, 10.25% 2016[4]	8,000	7,880
LightSquared, Term Loan B, 12.00% 2014[6,8,9,10]	8,325	7,841
Deutsche Telekom International Finance BV 9.25% 2032	3,870	5,937
Deutsche Telekom International Finance BV 4.875% 2042[4]	200	202
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,246
Telecom Italia Capital SA 6.999% 2018	1,000	1,134
Telecom Italia Capital SA 7.175% 2019	2,000	2,286
France Télécom 4.125% 2021	5,000	5,376
SBC Communications Inc. 5.10% 2014	1,125	1,197
AT&T Inc. 4.30% 2042[4]	3,065	2,872
NII Capital Corp. 8.875% 2019	175	133
NII Capital Corp. 7.625% 2021	3,320	2,407
Verizon Communications Inc. 4.75% 2041	1,275	1,270
Verizon Communications Inc. 6.00% 2041	975	1,140
Telefónica Emisiones, SAU 5.134% 2020	2,075	2,191
		157,303

Industrials 1.08%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	15,570	16,699
Ply Gem Industries, Inc. 9.375% 2017	2,400	2,652
Ply Gem Industries, Inc. 8.25% 2018	11,180	12,228
CEVA Group PLC 11.625% 2016[4]	450	470
CEVA Group PLC 8.375% 2017[4]	1,400	1,449
CEVA Group PLC 11.50% 2018[2,4]	12,355	8,770
CEVA Group PLC 12.75% 2020[2,4]	8,135	3,675
Nortek Inc. 10.00% 2018	4,800	5,400
Nortek Inc. 8.50% 2021	4,945	5,514
General Electric Capital Corp. 3.10% 2023	8,000	7,943
General Electric Co. 4.125% 2042	2,500	2,522
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,370	4,367
Navios Maritime Holdings Inc. 8.875% 2017	1,065	1,093
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,060	3,695
JELD-WEN Escrow Corp. 12.25% 2017[4]	6,000	7,080
Euramax International, Inc. 9.50% 2016	6,965	6,861
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,047
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,218
Burlington Northern Santa Fe LLC 3.00% 2023	2,500	2,526
HD Supply, Inc. 11.50% 2020	4,985	5,920
DAE Aviation Holdings, Inc. 11.25% 2015[4]	5,677	5,854
R.R. Donnelley & Sons Co. 7.25% 2018	2,650	2,799
R.R. Donnelley & Sons Co. 7.875% 2021	2,585	2,708
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	5,235	5,268
Union Pacific Corp. 5.75% 2017	830	992
Union Pacific Corp. 5.70% 2018	3,205	3,874
US Investigations Services, Inc. 10.50% 2015[4]	3,600	3,222
US Investigations Services, Inc. 11.75% 2016[4]	1,735	1,232
Norfolk Southern Corp. 5.75% 2016	2,255	2,548
Norfolk Southern Corp. 5.75% 2018	1,075	1,290
Norfolk Southern Corp. 4.837% 2041	67	73
Atlas Copco AB 5.60% 2017[4]	2,750	3,175
Volvo Treasury AB 5.95% 2015[4]	2,205	2,396
United Technologies Corp. 1.80% 2017	2,110	2,180
Northwest Airlines, Inc., Term Loan B, 3.79% 2013[6,7,8]	293	289
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[6,7,8]	1,546	1,453
Watco Companies 6.375% 2023[4]	1,275	1,318
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	108	112
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[6]	10	11
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,6]	52	53
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	692	745
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.204% 2014[6,7,8]	554	302
		145,023

Financials 0.99%
Springleaf Finance Corp., Term Loan B, 5.50% 2017[6,7,8]	12,905	13,012
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	826	828
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	11,083	11,252
International Lease Finance Corp. 4.875% 2015	10,735	11,299
CIT Group Inc., Series C, 4.75% 2015[4]	4,570	4,798
CIT Group Inc. 5.00% 2017	5,700	6,142
Hospitality Properties Trust 6.30% 2016	3,000	3,335
Hospitality Properties Trust 6.70% 2018	4,415	5,063
Bank of America Corp. 5.75% 2017	3,100	3,591
Bank of America Corp. 5.00% 2021	3,000	3,370
Kimco Realty Corp. 6.875% 2019	5,375	6,825
American International Group, Inc. 3.00% 2015	6,500	6,747
JPMorgan Chase & Co. 3.45% 2016	3,500	3,724
JPMorgan Chase & Co. 3.20% 2023	3,000	3,004
Prologis, Inc. 7.375% 2019	5,055	6,342
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	1,025	1,093
Westfield Group 5.70% 2016[4]	3,700	4,234
Goldman Sachs Group, Inc. 2.375% 2018	5,000	5,076
Morgan Stanley 1.75% 2016	4,000	4,034
Monumental Global Funding III 0.504% 2014[4,7]	4,000	4,002
American Tower Corp. 4.625% 2015	3,595	3,835
BNP Paribas 5.00% 2021	3,250	3,673
Bank of Nova Scotia 2.55% 2017	3,000	3,147
Toronto-Dominion Bank 2.375% 2016	3,000	3,142
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,975
Lazard Group LLC 7.125% 2015	2,585	2,861
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,615
Barclays Bank PLC 5.125% 2020	2,000	2,305
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,490
		133,814

Consumer discretionary 0.76%
MGM Resorts International 5.875% 2014	7,310	7,634
MGM Resorts International 8.625% 2019	7,975	9,331
MGM Resorts International 6.625% 2021	1,325	1,391
Caesars Entertainment Operating Co. 11.25% 2017	6,420	6,861
Caesars Entertainment Operating Co. 9.00% 2020[4]	2,900	2,933
Caesars Entertainment Operating Co. 9.00% 2020[4]	2,370	2,397
Caesars Entertainment Operating Co. 9.00% 2020[4]	900	910
Boyd Gaming Corp. 6.75% 2014	1,960	1,961
Boyd Gaming Corp. 7.125% 2016	3,570	3,610
Boyd Gaming Corp. 9.125% 2018	5,945	6,335
Comcast Corp. 5.65% 2035	1,750	2,038
Comcast Corp. 6.95% 2037	5,125	6,847
Time Warner Cable Inc. 6.75% 2018	3,345	4,123
Time Warner Cable Inc. 8.75% 2019	180	238
Time Warner Cable Inc. 5.00% 2020	3,000	3,421
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	7,000	7,551
Toys “R” Us-Delaware, Inc. 7.375% 2016[4]	6,640	6,831
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	6,000	6,205
Revel Entertainment, Term Loan B, 9.00% 2017[6,7,8,10]	10,913	5,202
Revel AC, Inc. 12.00% 2018[9]	8,851	836
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,188
Time Warner Inc. 6.25% 2041	2,500	2,971
Staples, Inc. 9.75% 2014	2,500	2,672
Univision Communications Inc., Term Loan B, 4.454% 2017[6,7,8]	2,502	2,518
Thomson Reuters Corp. 5.95% 2013	1,575	1,600
Thomson Reuters Corp. 6.50% 2018	140	172
Virgin Media Secured Finance PLC 5.375% 2021[4]	1,160	1,212
		102,988

Energy 0.65%
Enterprise Products Operating LLC 5.20% 2020	3,500	4,113
Enterprise Products Operating LLC 3.35% 2023	3,000	3,064
StatoilHydro ASA 1.80% 2016	4,000	4,138
Statoil ASA 4.25% 2041	2,000	2,094
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,270
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,299
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,542
Alpha Natural Resources, Inc. 9.75% 2018	4,115	4,434
Alpha Natural Resources, Inc. 6.00% 2019	675	626
Alpha Natural Resources, Inc. 6.25% 2021	875	792
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,765
Transocean Inc. 5.05% 2016	4,500	5,005
NGPL PipeCo LLC 9.625% 2019[4]	4,390	4,939
Apache Corp. 2.625% 2023	5,000	4,877
Kinder Morgan Energy Partners, LP 6.00% 2017	3,120	3,631
Kinder Morgan Energy Partners, LP 3.45% 2023	1,000	1,013
Cenovus Energy Inc. 4.50% 2014	4,000	4,213
CONSOL Energy Inc. 8.00% 2017	1,455	1,575
CONSOL Energy Inc. 8.25% 2020	2,370	2,637
Peabody Energy Corp. 6.00% 2018	3,005	3,204
Peabody Energy Corp. 6.25% 2021	600	627
Devon Energy Corp. 3.25% 2022	3,500	3,515
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,508
Teekay Corp. 8.50% 2020	3,200	3,476
Williams Partners L.P. 4.125% 2020	3,000	3,244
Williams Partners L.P. 4.00% 2021	195	205
Total Capital International 2.875% 2022	1,935	1,997
Total Capital International 2.70% 2023	1,085	1,094
Energy Transfer Partners, L.P. 3.60% 2023	3,000	2,994
Petróleos Mexicanos 5.50% 2044	2,780	2,874
Southwestern Energy Co. 4.10% 2022	1,510	1,600
		87,365

Federal agency bonds & notes 0.48%
Freddie Mac 2.50% 2016	18,000	19,113
Freddie Mac 1.00% 2017	22,000	22,241
Freddie Mac 0.75% 2018	7,000	6,965
Fannie Mae 6.25% 2029	9,575	13,621
CoBank, ACB 0.88% 2022[4,7]	3,805	3,440
		65,380

Materials 0.42%
Inmet Mining Corp. 8.75% 2020[4]	5,205	5,778
Inmet Mining Corp. 7.50% 2021[4]	3,310	3,591
Reynolds Group Inc. 5.75% 2020	8,205	8,379
ArcelorMittal 7.25% 2041[7]	7,485	7,480
FMG Resources 6.00% 2017[4]	4,710	4,863
FMG Resources 6.875% 2018[4]	375	396
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,378
Newpage Corp., Term Loan B, 7.75% 2019[6,7,8]	3,566	3,658
Georgia Gulf Corp. 4.875% 2023[4]	3,250	3,319
Newcrest Finance Pty Ltd. 4.20% 2022[4]	3,050	3,177
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[6,7,8]	3,035	3,079
Ecolab Inc. 3.00% 2016	2,545	2,708
International Paper Co. 7.30% 2039	2,005	2,656
Xstrata Canada Financial Corp. 2.45% 2017[4]	2,000	2,030
Consolidated Minerals Ltd. 8.875% 2016[4]	600	584
		56,076

Utilities 0.33%
TXU, Term Loan, 4.702% 2017[6,7,8]	10,225	7,285
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[4]	12,115	9,117
MidAmerican Energy Co. 5.95% 2017	1,375	1,642
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,527
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	4,335
Electricité de France SA 6.50% 2019[4]	170	208
Electricité de France SA 6.95% 2039[4]	4,000	5,233
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,341
American Electric Power Co. 2.95% 2022	4,020	4,028
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,733	2,767
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,172
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,6]	666	730
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	62
		44,447

Information technology 0.32%
First Data Corp. 11.25% 2016	20,090	20,291
First Data Corp. 8.25% 2021[4]	2,269	2,371
First Data Corp. 8.75% 2022[4,7,9]	5,150	5,472
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	6,443	6,443
SRA International, Inc. 11.00% 2019	3,865	4,077
Freescale Semiconductor, Inc. 10.125% 2018[4]	3,625	4,033
		42,687

Consumer staples 0.29%
SUPERVALU Inc. 7.50% 2014	7,915	7,984
Rite Aid Corp. 10.25% 2019	4,655	5,388
Rite Aid Corp. 8.00% 2020	1,750	1,986
Kraft Foods Inc. 2.25% 2017	2,560	2,660
Kraft Foods Inc. 5.375% 2020	1,570	1,877
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,506
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	4,047
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,430
Pernod Ricard SA 2.95% 2017[4]	3,000	3,155
SABMiller Holdings Inc. 4.95% 2042[4]	2,500	2,774
Kraft Foods Inc. 5.375% 2020	1,430	1,705
		39,512

Bonds & notes of governments outside the U.S. 0.07%
Polish Government 5.25% 2014	1,000	1,038
Polish Government 6.375% 2019	2,950	3,631
Latvia (Republic of) 5.25% 2017[4]	2,200	2,442
Hungarian Government 6.25% 2020	1,975	2,027
		9,138

Asset-backed obligations[6] 0.04%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	2,882
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,894
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	574	595
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.503% 2019[4,7]	542	536
		5,907

Total bonds, notes & other debt instruments (cost: $2,676,230,000)		2,777,678

Short-term securities 8.58%
Fannie Mae 0.10%–0.18% due 5/8–10/1/2013	228,700	228,602
Freddie Mac 0.10%–0.16% due 4/9–10/22/2013	167,800	167,744
Variable Funding Capital Company LLC 0.14%–0.17% due 4/1–4/26/2013[4]	131,000	130,991
Coca-Cola Co. 0.11%–0.15% due 4/12–7/12/2013[4]	102,700	102,684
Private Export Funding Corp. 0.24%–0.26% due 7/15–9/4/2013[4]	88,300	88,231
National Rural Utilities Cooperative Finance Corp. 0.11%–0.15% due 4/2–5/21/2013	83,800	83,796
U.S. Treasury Bills 0.115%–0.155% due 4/4–5/23/2013	59,800	59,797
Federal Home Loan Bank 0.07%–0.21% due 5/29–7/31/2013	58,750	58,732
Procter & Gamble Co. 0.13%–0.14% due 5/20–5/21/2013[4]	44,500	44,494
Federal Farm Credit Banks 0.15%–0.19% due 8/13–11/21/2013	44,200	44,177
Emerson Electric Co. 0.13%–0.14% due 4/9–4/24/2013[4]	28,300	28,299
NetJets Inc. 0.10% due 5/14/2013[4]	25,000	24,997
Medtronic Inc. 0.17% due 5/9/2013[4]	25,000	24,995
Jupiter Securitization Co., LLC 0.18% due 6/26/2013[4]	21,100	21,090
Paccar Financial Corp. 0.16% due 4/16/2013	19,100	19,098
John Deere Credit Ltd. 0.13% due 4/4/2013[4]	11,900	11,900
Regents of the University of California 0.13% due 6/19/2013	10,300	10,296
Walt Disney Co. 0.13% due 5/13/2013[4]	7,300	7,299

Total short-term securities (cost: $1,157,186,000)		1,157,222
Total investment securities (cost: $10,776,862,000)		13,666,786
Other assets less liabilities		(186,766)
Net assets		$13,480,020

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1] Security did not produce income during the last 12 months.
[2] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,425,000, which represented .26% of the net assets of the fund.
[3] Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	dates	(000)	(000)	net assets

Beech Holdings, LLC	9/14/2009–2/15/2013	$ 25,687	$ 15,998.12%
NewPage Holdings Inc.	6/22/2011–9/9/2011	4,427	2,383.02
Total restricted securities		$30,114	$18,381.14%

[4] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $787,487,000, which represented 5.84% of the net assets of the fund.
[5] Index-linked bond whose principal amount moves with a government price index.
[6] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7] Coupon rate may change periodically.
[8] Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $100,412,000, which represented ..74% of the net assets of the fund.
[9] Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

10 Scheduled interest and/or principal payment was not received.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 2,998,136
Gross unrealized depreciation on investment securities	(112,111)
Net unrealized appreciation on investment securities	2,886,025
Cost of investment securities for federal income tax purposes	10,780,761

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

€ = Euros

Global Balanced FundSM

Investment portfolio

March 31, 2013

unaudited

Common stocks 64.96%
		Value
Financials 10.00%	Shares	(000)
HSBC Holdings PLC (United Kingdom)	186,500	$ 1,991
Link Real Estate Investment Trust	268,697	1,464
HCP, Inc.	27,270	1,360
Suncorp Group Ltd.	83,902	1,033
Prudential PLC	53,500	866
Industrial and Commercial Bank of China Ltd., Class H	1,170,000	820
AIA Group Ltd.	180,000	788
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[1]	51,000	787
Bank of the Philippine Islands	270,000	728
AXA SA	40,300	693
BNP Paribas SA	13,430	689
Siam Commercial Bank PCL	112,000	688
Wells Fargo & Co.	18,600	688
Macerich Co.	10,500	676
British Land Co. PLC	80,869	668
McGraw-Hill Companies, Inc.	10,400	541
Sumitomo Mitsui Financial Group, Inc.	13,500	541
Westfield Group	37,900	428
Goldman Sachs Group, Inc.	2,000	294
Sanlam Ltd.	42,300	217
		15,960

Consumer staples 9.75%
Nestlé SA	29,240	2,113
Anheuser-Busch InBev NV (ADR)	8,750	871
Anheuser-Busch InBev NV	8,300	822
Lorillard, Inc.	33,900	1,368
Procter & Gamble Co.	16,650	1,283
Pernod Ricard SA	10,170	1,267
Altria Group, Inc.	31,000	1,066
Philip Morris International Inc.	9,400	872
PepsiCo, Inc.	11,000	870
Costco Wholesale Corp.	7,720	819
Kimberly-Clark Corp.	8,000	784
Unilever PLC	18,200	770
SABMiller PLC	14,000	737
Mead Johnson Nutrition Co.	9,100	705
CP ALL PCL	426,800	674
British American Tobacco PLC	9,950	533
		15,554

Industrials 8.40%
General Electric Co.	95,800	2,215
Atlas Copco AB, Class B	59,450	1,502
Schneider Electric SA	19,000	1,388
Cummins Inc.	9,100	1,054
Aggreko PLC	33,300	902
ASSA ABLOY AB, Class B	22,000	898
KONE Oyj, Class B	10,700	841
Boeing Co.	9,500	816
Keppel Corp. Ltd.	86,500	781
Wolseley PLC	14,300	711
Union Pacific Corp.	4,950	705
Siemens AG	6,300	678
Deere & Co.	7,000	602
Geberit AG	1,300	320
		13,413

Consumer discretionary 7.44%
Amazon.com, Inc.[1]	9,030	2,406
SES SA, Class A (FDR)	66,200	2,075
Home Depot, Inc.	23,530	1,642
Hyundai Mobis Co., Ltd.	4,640	1,283
Nissan Motor Co., Ltd.	121,000	1,163
Comcast Corp., Class A	21,930	921
Tiffany & Co.	10,000	695
Industria de Diseño Textil, SA	4,770	632
General Motors Co.[1]	22,500	626
Daimler AG	7,980	434
		11,877

Health care 6.98%
Bristol-Myers Squibb Co.	67,410	2,777
Merck & Co., Inc.	48,520	2,146
Novartis AG	12,360	878
Humana Inc.	11,780	814
Novo Nordisk A/S, Class B	5,000	812
Pfizer Inc	28,000	808
Gilead Sciences, Inc.[1]	16,000	783
Baxter International Inc.	10,600	770
Bayer AG	7,200	742
PT Kalbe Farma Tbk	4,740,000	605
		11,135

Energy 6.21%
Chevron Corp.	16,930	2,012
Royal Dutch Shell PLC, Class B	53,470	1,775
Husky Energy Inc.	54,450	1,562
Enbridge Inc.	16,350	761
Enbridge Inc. (CAD denominated)	15,792	735
Kinder Morgan, Inc.	38,500	1,489
Spectra Energy Corp	22,800	701
Tenaris SA (ADR)	12,000	489
ConocoPhillips	6,500	391
		9,915

Information technology 5.85%
ASML Holding NV	32,969	2,217
Taiwan Semiconductor Manufacturing Co. Ltd.	637,000	2,141
Oracle Corp.	44,020	1,424
Google Inc., Class A1	1,100	873
Texas Instruments Inc.	24,500	869
Murata Manufacturing Co., Ltd.	9,600	715
KLA-Tencor Corp.	12,000	633
Microsoft Corp.	16,000	458
		9,330

Telecommunication services 3.99%
Advanced Info Service PCL	208,700	1,710
OJSC MegaFon (GDR)[1,2]	43,000	1,333
OJSC Megafon (GDR)[1]	6,000	186
MTN Group Ltd.	40,100	703
Verizon Communications Inc.	13,850	681
HKT Trust, units	600,000	601
SOFTBANK CORP.	12,500	576
Telstra Corp. Ltd.	96,500	453
Taiwan Mobile Co., Ltd.	38,000	129
		6,372

Materials 3.48%
MeadWestvaco Corp.	34,000	1,234
Potash Corp. of Saskatchewan Inc.	19,000	745
Syngenta AG	1,760	734
Dow Chemical Co.	20,000	637
E.I. du Pont de Nemours and Co.	12,000	590
Nucor Corp.	12,000	554
L’Air Liquide SA, bonus shares[3]	3,871	470
Alcoa Inc.	40,000	341
Cliffs Natural Resources Inc.	13,000	247
		5,552

Utilities 1.75%
Power Assets Holdings Ltd.	134,000	1,264
Cheung Kong Infrastructure Holdings Ltd.	81,000	556
RWE AG	14,500	540
GDF SUEZ	22,787	439
		2,799

Miscellaneous 1.11%
Other common stocks in initial period of acquisition	1,766
Total common stocks (cost: $88,312,000)	103,673

Preferred securities 0.10%

Financials 0.10%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	167
Total preferred securities (cost: $150,000)	167

Convertible securities 0.78%

Consumer staples 0.78%
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR9,230	$1,246
Total convertible securities (cost: $1,200,000)		1,246

Bonds, notes & other debt instruments 31.24%
Bonds & notes of governments & government agencies outside the U.S. 14.63%
Japanese Government, Series 269, 1.30% 2015	¥ 12,500	136
Japanese Government, Series 275, 1.40% 2015	10,000	110
Japanese Government, Series 296, 1.50% 2018	155,000	1,765
Japanese Government, Series 310, 1.00% 2020	123,000	1,369
Japanese Government, Series 136, 1.60% 2032	10,000	111
Japanese Government, Series 21, 2.30% 2035	25,000	309
Japanese Government, Series 36, 2.00% 2042	20,000	235
United Mexican States Government, Series M10, 8.00% 2015	MXN 2,800	247
United Mexican States Government, Series M10, 7.75% 2017	10,500	963
United Mexican States Government 3.50% 2017[4]	1,462	134
United Mexican States Government 4.00% 2019[4]	1,462	142
United Mexican States Government, Series M, 6.50% 2021	9,000	811
United Mexican States Government, Series M20, 10.00% 2024	2,300	268
United Mexican States Government, Series M30, 10.00% 2036	2,500	310
United Mexican States Government 4.00% 2040[4]	2,437	273
German Government 4.25% 2014	€150	202
German Government, Series 6, 4.00% 2016	310	448
German Government, Series 7, 4.00% 2018	300	452
German Government, Series 8, 4.25% 2018	500	771
German Government 3.00% 2020	250	372
German Government 2.25% 2021	60	85
German Government 2.00% 2022	250	345
German Government 5.625% 2028	125	239
German Government 3.25% 2042	100	158
Swedish Government, Series 1049, 4.50% 2015	SKr5,800	962
Swedish Government, Series 1051, 3.75% 2017	2,000	340
Swedish Government, Series 1047, 5.00% 2020	2,450	469
Swedish Government, Series 3104, 3.50% 2028[4]	891	202
Polish Government, Series 0414, 5.75% 2014	PLN 450	142
Polish Government, Series 1017, 5.25% 2017	1,200	397
Polish Government, Series 1020, 5.25% 2020	2,200	746
Polish Government 5.125% 2021	$100	116
Polish Government, Series 1021, 5.75% 2021	PLN1,120	393
Polish Government 5.00% 2022	$100	114
Netherlands Government Eurobond 3.25% 2015	€730	1,002
Netherlands Government 1.00% 2017	$100	101
Netherlands Government Eurobond 5.50% 2028	€100	182
Singapore (Republic of) 3.625% 2014	S$170	143
Singapore (Republic of) 2.875% 2015	160	137
Singapore (Republic of) 3.75% 2016	355	320
Singapore (Republic of) 4.00% 2018	110	105
Singapore (Republic of) 3.25% 2020	50	46
Singapore (Republic of) 2.25% 2021	380	328
United Kingdom 4.50% 2019	£160	293
United Kingdom 3.75% 2020	75	134
United Kingdom 5.00% 2025	100	199
United Kingdom 4.75% 2038	70	139
United Kingdom 4.25% 2040	£50	92
Israeli Government, Series 0547, 5.00% 2015[4]	ILS 65	20
Israeli Government, Series 5903, 4.00% 2021[4]	383	130
Israeli Government 4.00% 2022	$200	217
Israeli Government 3.15% 2023	200	199
Israeli Government 4.25% 2023	ILS400	113
Norwegian Government 4.25% 2017	NKr2,770	529
Norwegian Government 4.50% 2019	700	140
South Korean Government 5.50% 2017	KRW190,550	192
South Korean Government, Series 2106, 4.25% 2021	412,000	411
Austrian Government 3.65% 2022	€350	527
Chilean Government 5.50% 2020	CLP50,000	115
Chilean Government 6.00% 2021	60,000	132
Chilean Government 3.00% 2022[4]	11,419	25
Chilean Government 3.00% 2022[4]	45,677	101
Chilean Government 3.00% 2023[4]	11,428	25
Russian Federation 7.50% 2018	RUB11,600	394
Canadian Government 4.25% 2018	C$300	338
Spanish Government 3.80% 2017	€150	195
Spanish Government 5.40% 2023	100	132
Kingdom of Denmark 4.00% 2019	DKr1,500	314
State of Qatar 3.125% 2017[2]	$250	266
Bermudan Government 5.603% 2020	200	231
Colombia (Republic of) Global 4.375% 2021	200	224
Indonesia (Republic of) 4.875% 2021[2]	200	220
Morocco Government 4.25% 2022	200	205
Bahrain Government 5.50% 2020	175	192
Peru (Republic of) 7.84% 2020	PEN360	175
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR1,350	119
Canada Housing Trust 3.35% 2020	C$100	108
		23,346

Corporate bonds & notes 8.77%
Financials 2.84%
Westfield Group 7.125% 2018[2]	$ 50	62
Westfield Group 6.75% 2019[2]	200	248
Westfield Group 4.625% 2021[2]	105	117
Goldman Sachs Group, Inc. 5.25% 2021	100	114
Goldman Sachs Group, Inc. 5.75% 2022	70	82
Goldman Sachs Group, Inc. 3.625% 2023	210	212
JPMorgan Chase & Co. 4.625% 2021	196	220
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 3.20% 2023	127	127
Citigroup Inc. 4.587% 2015	30	33
Citigroup Inc. 3.953% 2016	75	81
Citigroup Inc. 4.45% 2017	75	83
Citigroup Inc. 3.375% 2023	160	162
Bank of America Corp. 3.30% 2023	335	331
UBS AG 4.875% 2020	250	290
Simon Property Group, LP 6.125% 2018	50	61
Simon Property Group, LP 3.375% 2022	200	210
Wells Fargo & Co. 4.60% 2021	100	114
Wells Fargo & Co., Series I, 3.50% 2022	100	105
Korea Development Bank 3.875% 2017	200	217
Ford Motor Credit Co. 2.375% 2018	200	199
Standard Chartered PLC 3.20% 2016[2]	103	109
Standard Chartered Bank 5.875% 2017	€50	74
Morgan Stanley 1.75% 2016	$150	151
Prologis, Inc. 6.875% 2020	101	124
BNP Paribas 5.00% 2021	100	113
Kimco Realty Corp., Series C, 5.783% 2016	100	113
Boston Properties, Inc. 3.70% 2018	100	110
American International Group, Inc. 3.80% 2017	100	108
HSBC Holdings PLC 4.00% 2022	100	108
PNC Financial Services Group, Inc. 2.854% 2022	100	99
RSA Insurance Group PLC 8.50% (undated)[5]	£50	81
Berkshire Hathaway Inc. 3.00% 2022	$75	77
Royal Bank of Scotland Group PLC 5.50% 2020	€50	76
Barclays Bank PLC 6.00% 2018	50	72
AvalonBay Communities, Inc. 2.85% 2023	$ 20	19
		4,530

Energy 1.36%
Total Capital International 1.55% 2017	150	153
Total Capital International 2.875% 2022	250	258
Statoil ASA 3.125% 2017	40	43
Statoil ASA 3.15% 2022	160	170
StatoilHydro ASA 2.45% 2023	100	99
Reliance Holdings Ltd. 5.40% 2022[2]	250	279
Transocean Inc. 5.05% 2016	100	111
Transocean Inc. 6.375% 2021	105	123
Petrobras International Finance Co. 5.375% 2021	170	184
Chevron Corp. 2.355% 2022	150	149
Gazprom OJSC 5.875% 2015	€100	140
Petróleos Mexicanos 4.875% 2022	$ 50	55
Petróleos Mexicanos 6.50% 2041	45	53
Kinder Morgan Energy Partners, LP 3.50% 2016	100	107
Shell International Finance BV 1.125% 2017	100	101
Spectra Energy Partners, LP 2.95% 2016	75	78
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	72
		2,175

Consumer staples 1.08%
Anheuser-Busch InBev NV 0.665% 2014[5]	175	176
Anheuser-Busch InBev NV 1.25% 2018	100	100
Anheuser-Busch InBev NV 7.75% 2019	60	79
Anheuser-Busch InBev NV 2.625% 2023	150	149
Kraft Foods Inc. 3.50% 2022	200	210
SABMiller Holdings Inc. 2.45% 2017[2]	200	208
Pernod Ricard SA 4.45% 2022[2]	150	165
Wal-Mart Stores, Inc. 2.80% 2016	150	160
Altria Group, Inc. 4.25% 2042	150	142
Philip Morris International Inc. 2.90% 2021	100	103
Coca-Cola Co. 1.80% 2016	85	88
PepsiCo, Inc. 2.50% 2016	50	53
Reynolds American Inc. 3.25% 2022	50	50
ConAgra Foods, Inc. 1.90% 2018	25	25
Procter & Gamble Co. 1.45% 2016	20	20
		1,728

Industrials 0.92%
General Electric Capital Corp. 0.935% 2014[5]	65	65
General Electric Capital Corp. 2.30% 2017	165	171
General Electric Capital Corp. 1.625% 2018	400	399
General Electric Capital Corp. 3.15% 2022	50	50
General Electric Capital Corp. 3.10% 2023	100	99
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[5]	100	117
Union Pacific Corp. 2.75% 2023	100	101
Union Pacific Corp. 2.95% 2023	200	206
United Technologies Corp. 3.10% 2022	215	226
Burlington Northern Santa Fe LLC 3.00% 2023	35	35
		1,469

Health care 0.72%
Amgen Inc. 2.50% 2016	175	184
Amgen Inc. 3.875% 2021	128	140
Amgen Inc. 5.375% 2043	240	269
AbbVie Inc. 2.90% 2022[2]	160	161
Aetna Inc. 2.75% 2022	150	147
Humana Inc. 3.15% 2022	100	99
Novartis Capital Corp. 2.90% 2015	50	52
Novartis Securities Investment Ltd. 5.125% 2019	25	30
Roche Holdings, Inc. 6.00% 2019[2]	50	62
		1,144

Consumer discretionary 0.64%
Time Warner Inc. 4.75% 2021	200	227
Time Warner Inc. 3.40% 2022	50	52
NBCUniversal Enterprise, Inc. 1.974% 2019[2]	200	201
NBCUniversal Media, LLC 4.375% 2021	50	56
Comcast Corp. 5.875% 2018	100	121
Comcast Corp. 2.85% 2023	50	50
DaimlerChrysler North America Holding Corp. 1.875% 2018[2]	150	151
Time Warner Cable Inc. 4.125% 2021	100	108
McDonald’s Corp. 3.50% 2020	50	55
		1,021

Information technology 0.47%
International Business Machines Corp. 1.95% 2016	200	208
International Business Machines Corp. 1.25% 2018	100	101
Samsung Electronics America, Inc. 1.75% 2017[2]	200	203
Xerox Corp. 2.95% 2017	100	103
First Data Corp. 7.375% 2019[2]	75	80
Cisco Systems, Inc. 0.531% 2014[5]	50	50
		745

Telecommunication services 0.32%
Deutsche Telekom International Finance BV 2.25% 2017[2]	150	154
Deutsche Telekom International Finance BV 6.00% 2017	€75	113
Verizon Communications Inc. 2.45% 2022	$125	119
Koninklijke KPN NV 3.75% 2020	€50	69
Telecom Italia Capital SA 7.175% 2019	$50	57
		512

Materials 0.24%
E.I. du Pont de Nemours and Co. 0.704% 2014[5]	115	115
Cliffs Natural Resources Inc. 4.875% 2021	110	109
ArcelorMittal 5.50% 2020[5]	65	69
ArcelorMittal 6.75% 2022[5]	35	38
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
		383

Utilities 0.18%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	147
Enersis SA 7.375% 2014	50	52
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 2018[2]	25	30
PSEG Power LLC 2.75% 2016	15	16
		291

Total corporate bonds & notes		13,998

U.S. Treasury bonds & notes 4.38%
U.S. Treasury 4.23%
U.S. Treasury 0.25% 2015	450	450
U.S. Treasury 1.75% 2015	775	802
U.S. Treasury 1.50% 2016	70	73
U.S. Treasury 2.00% 2016	70	73
U.S. Treasury 4.50% 2016	750	839
U.S. Treasury 8.875% 2017	100	136
U.S. Treasury 0.875% 2018	200	201
U.S. Treasury 1.25% 2019	50	51
U.S. Treasury 3.125% 2019	625	704
U.S. Treasury 3.50% 2020	550	635
U.S. Treasury 2.00% 2021	108	111
U.S. Treasury 2.125% 2021	550	575
U.S. Treasury 1.625% 2022	520	511
U.S. Treasury 2.00% 2022	75	77
U.S. Treasury 6.50% 2026	150	224
U.S. Treasury 4.75% 2041	70	93
U.S. Treasury 2.75% 2042	640	595
U.S. Treasury 2.75% 2042	75	70
U.S. Treasury 3.125% 2042	520	524
		6,744

U.S. Treasury inflation-protected securities[4] 0.15%
U.S. Treasury Inflation-Protected Security 0.125% 2017	122	131
U.S. Treasury Inflation-Protected Security 0.75% 2042	102	107
		238

Total U.S. Treasury bonds & notes		6,982

Mortgage-backed obligations[6] 3.46%
Fannie Mae 2.00% 2028	200	202
Fannie Mae 2.50% 2028	650	673
Fannie Mae 3.00% 2028	875	920
Fannie Mae 3.00% 2028	100	105
Fannie Mae 3.50% 2028	790	838
Fannie Mae 4.00% 2028	80	86
Fannie Mae 4.50% 2041	126	138
Fannie Mae 5.00% 2041	125	140
Fannie Mae 5.00% 2041	44	50
Fannie Mae 3.50% 2042	189	201
Fannie Mae 3.50% 2043	500	527
Fannie Mae 4.00% 2043	579	617
Fannie Mae 4.50% 2043	350	378
Government National Mortgage Assn. 3.50% 2043	300	321
Freddie Mac 5.00% 2041	227	253
Nordea Hypotek AB 4.00% 2014	SKr500	79
		5,528

Total bonds, notes & other debt instruments (cost: $49,322,000)		49,854

Short-term securities 5.99%
Commonwealth Bank of Australia 0.20% due 4/8/2013[2]	$3,000	3,000
Bank of Nova Scotia 0.08% due 4/1/2013	2,800	2,800
Private Export Funding Corp. 0.26% due 6/18/2013[2]	1,500	1,499
International Bank for Reconstruction and Development 0.14% due 5/24/2013	1,255	1,255
Gotham Funding Corp. 0.17% due 4/17/2013[2]	1,000	1,000

Total short-term securities (cost: $9,554,000)		9,554
Total investment securities (cost: $148,538,000)		164,494
Other assets less liabilities		(4,904)
Net assets		$159,590

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Euros	4/25/2013	UBS AG	€150	$194	$(1)
Euros	4/30/2013	Barclays Bank PLC	€306	$394	(1)
Japanese yen	4/10/2013	Barclays Bank PLC	¥18,531	$201	(4)
Japanese yen	4/15/2013	HSBC Bank	¥23,400	$243	6
Japanese yen	4/17/2013	Citibank	¥45,000	$469	9
					$ 9

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
British pounds	4/19/2013	Citibank	¥33,157	£230	$ 3
British pounds	4/30/2013	UBS AG	$182	£120	(1)
Chilean pesos	4/15/2013	Citibank	$101	CLP48,000	—[7]
Euros	4/24/2013	Citibank	¥61,872	€500	16
Mexican pesos	4/15/2013	HSBC Bank	$567	MXN7,125	(9)
Polish zloty	4/12/2013	UBS AG	$517	PLN1,650	11
Russian rubles	4/22/2013	JPMorgan Chase	$181	RUB5,650	1
South Korean won	4/26/2013	Citibank	$163	KRW183,350	(1)
					$20
Forward currency contracts — net					$29

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,548,000, which represented 5.98% of the net assets of the fund.

3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $470,000, which represented .29% of the net assets of the fund.

4 Index-linked bond whose principal amount moves with a government price index.

5 Coupon rate may change periodically.

6 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7 Amount less than one thousand.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 18,186
Gross unrealized depreciation on investment securities	(2,539)
Net unrealized appreciation on investment securities	15,647
Cost of investment securities for federal income tax purposes	148,847

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

CAD/C$ = Canadian dollars

CLP = Chilean pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

ILS = Israeli shekels

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

S$ = Singapore dollars

ZAR = South African rand

Bond FundSM

Investment portfolio

March 31, 2013

unaudited

Bonds, notes & other debt instruments 93.65%
	Principal amount	Value
Mortgage-backed obligations[1] 32.42%	(000)	(000)
Fannie Mae 2.50% 2022	$ 23,942	$ 25,083
Fannie Mae 2.50% 2022	15,329	16,059
Fannie Mae 5.50% 2023	3,275	3,586
Fannie Mae 4.00% 2024	1,028	1,101
Fannie Mae 3.50% 2025	7,397	7,847
Fannie Mae 3.50% 2025	3,410	3,618
Fannie Mae 3.50% 2025	3,358	3,562
Fannie Mae 3.50% 2025	3,121	3,311
Fannie Mae 3.50% 2025	2,620	2,784
Fannie Mae 3.50% 2025	1,357	1,440
Fannie Mae 3.50% 2025	790	839
Fannie Mae 4.50% 2025	1,445	1,555
Fannie Mae, Series 2001-4, Class GA, 9.594% 2025[2]	32	37
Fannie Mae 3.50% 2026	11,678	12,392
Fannie Mae 3.50% 2026	2,311	2,452
Fannie Mae 6.00% 2026	1,045	1,161
Fannie Mae 2.50% 2027	31,235	32,527
Fannie Mae 2.50% 2027	24,511	25,510
Fannie Mae 2.50% 2027	17,380	18,088
Fannie Mae 2.50% 2027	17,264	17,956
Fannie Mae 2.50% 2027	17,239	17,936
Fannie Mae 2.50% 2027	17,124	17,822
Fannie Mae 2.50% 2027	12,743	13,255
Fannie Mae 2.50% 2027	9,275	9,636
Fannie Mae 2.50% 2027	6,473	6,732
Fannie Mae 2.50% 2027	4,806	4,993
Fannie Mae 2.50% 2027	4,555	4,732
Fannie Mae 2.50% 2027	4,449	4,624
Fannie Mae 2.50% 2027	4,128	4,291
Fannie Mae 2.50% 2027	4,000	4,161
Fannie Mae 2.50% 2027	2,693	2,800
Fannie Mae 3.00% 2027	55,468	58,429
Fannie Mae 3.00% 2027	30,717	32,481
Fannie Mae 5.50% 2027	837	912
Fannie Mae 6.00% 2027	2,002	2,222
Fannie Mae 2.00% 2028	79,780	80,509
Fannie Mae 2.50% 2028	169,340	175,346
Fannie Mae 3.00% 2028	14,750	15,489
Fannie Mae 3.00% 2028	4,602	4,840
Fannie Mae 3.50% 2028	142,055	150,623
Fannie Mae 4.00% 2028	22,083	23,631
Fannie Mae 6.00% 2028	690	768
Fannie Mae 6.00% 2035	30	33
Fannie Mae 6.00% 2036	1,803	1,978
Fannie Mae 6.00% 2036	680	747
Fannie Mae 6.00% 2036	582	639
Fannie Mae 6.00% 2036	196	215
Fannie Mae 6.00% 2036	29	32
Fannie Mae 2.14% 2037[2]	1,913	2,016
Fannie Mae 6.00% 2037	15,052	16,510
Fannie Mae 6.00% 2037	12,315	13,523
Fannie Mae 6.00% 2037	6,249	6,845
Fannie Mae 6.00% 2037	2,838	3,113
Fannie Mae 6.00% 2037	2,177	2,387
Fannie Mae 6.00% 2037	1,357	1,502
Fannie Mae 6.00% 2037	1,009	1,098
Fannie Mae 6.00% 2037	822	903
Fannie Mae 6.00% 2037	676	749
Fannie Mae 6.00% 2037	512	562
Fannie Mae 6.00% 2037	450	494
Fannie Mae 6.00% 2037	346	379
Fannie Mae 6.00% 2037	116	128
Fannie Mae 6.00% 2037	116	127
Fannie Mae 6.00% 2037	99	109
Fannie Mae 6.00% 2037	67	74
Fannie Mae 6.00% 2037	28	31
Fannie Mae 6.00% 2037	6	7
Fannie Mae 2.629% 2038[2]	382	407
Fannie Mae 5.50% 2038	15,538	16,950
Fannie Mae 5.50% 2038	1,733	1,888
Fannie Mae 6.00% 2038	60,605	66,560
Fannie Mae 6.00% 2038	44,530	48,842
Fannie Mae 6.00% 2038	7,288	7,994
Fannie Mae 6.00% 2038	6,577	7,207
Fannie Mae 6.00% 2038	1,400	1,536
Fannie Mae 6.00% 2038	1,102	1,209
Fannie Mae 6.00% 2038	550	603
Fannie Mae 6.00% 2038	416	456
Fannie Mae 6.00% 2038	58	63
Fannie Mae 6.00% 2038	19	20
Fannie Mae 6.00% 2038	18	20
Fannie Mae 3.488% 2039[2]	3,837	4,062
Fannie Mae 3.594% 2039[2]	3,268	3,419
Fannie Mae 3.702% 2039[2]	338	355
Fannie Mae 3.80% 2039[2]	410	446
Fannie Mae 3.907% 2039[2]	434	455
Fannie Mae 3.937% 2039[2]	404	430
Fannie Mae 3.942% 2039[2]	954	1,015
Fannie Mae 3.951% 2039[2]	1,530	1,640
Fannie Mae 6.00% 2039	28,633	31,406
Fannie Mae 6.00% 2039	1,311	1,437
Fannie Mae 6.00% 2039	595	658
Fannie Mae 6.00% 2039	538	589
Fannie Mae 6.00% 2039	283	311
Fannie Mae 6.00% 2039	183	200
Fannie Mae 6.00% 2039	53	58
Fannie Mae 4.00% 2040	13,965	15,233
Fannie Mae 4.399% 2040[2]	2,160	2,308
Fannie Mae 4.50% 2040	11,070	12,153
Fannie Mae 5.00% 2040	1,805	2,018
Fannie Mae 5.00% 2040	1,142	1,255
Fannie Mae 6.00% 2040	15,350	16,837
Fannie Mae 6.00% 2040	3,674	4,030
Fannie Mae 6.00% 2040	720	789
Fannie Mae 2.921% 2041[2]	2,833	2,982
Fannie Mae 3.575% 2041[2]	7,258	7,684
Fannie Mae 4.00% 2041	42,822	45,862
Fannie Mae 4.00% 2041	11,648	12,427
Fannie Mae 4.00% 2041	7,488	8,168
Fannie Mae 4.00% 2041	7,013	7,489
Fannie Mae 4.00% 2041	5,139	5,606
Fannie Mae 4.00% 2041	4,948	5,280
Fannie Mae 4.00% 2041	3,458	3,689
Fannie Mae 4.50% 2041	22,800	24,619
Fannie Mae 4.50% 2041	21,159	23,230
Fannie Mae 4.50% 2041	21,282	22,979
Fannie Mae 4.50% 2041	13,680	14,771
Fannie Mae 4.50% 2041	11,868	13,163
Fannie Mae 4.50% 2041	9,417	10,162
Fannie Mae 4.50% 2041	7,820	8,674
Fannie Mae 5.00% 2041	12,861	14,342
Fannie Mae 5.00% 2041	8,504	9,483
Fannie Mae 5.00% 2041	5,323	5,986
Fannie Mae 5.00% 2041	4,003	4,502
Fannie Mae 5.00% 2041	2,516	2,829
Fannie Mae 5.00% 2041	1,708	1,921
Fannie Mae 5.00% 2041	1,608	1,808
Fannie Mae 5.00% 2041	1,330	1,495
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	56	65
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	44	50
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	66	79
Fannie Mae 3.50% 2042	133,839	141,961
Fannie Mae 3.50% 2042	33,067	35,068
Fannie Mae 3.50% 2042	23,907	25,425
Fannie Mae 3.50% 2042	20,343	21,565
Fannie Mae 3.50% 2042	13,960	14,804
Fannie Mae, Series 2002-W1, Class 2A, 6.898% 2042[2]	82	96
Fannie Mae 3.50% 2043	47,742	50,427
Fannie Mae 3.50% 2043	39,023	41,120
Fannie Mae 4.00% 2043	203,060	216,291
Fannie Mae 4.00% 2043	147,120	156,890
Fannie Mae 4.50% 2043	15,524	16,749
Fannie Mae 5.00% 2043	87,000	94,259
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	13,000	14,134
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	13,495	13,494
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,539
Freddie Mac 4.50% 2033	207	223
Freddie Mac 5.50% 2033	638	712
Freddie Mac 4.50% 2035	1,622	1,739
Freddie Mac 4.50% 2035	895	962
Freddie Mac, Series 3061, Class PN, 5.50% 2035	582	647
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,228	1,178
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,079	1,043
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,197	3,504
Freddie Mac 2.866% 2037[2]	1,084	1,167
Freddie Mac, Series 3318, Class JT, 5.50% 2037	1,851	2,031
Freddie Mac 5.00% 2038	97	106
Freddie Mac 5.00% 2038	3	3
Freddie Mac 5.50% 2038	52,561	56,934
Freddie Mac 5.50% 2038	23,618	25,583
Freddie Mac 5.50% 2038	5,386	5,850
Freddie Mac 5.50% 2038	990	1,072
Freddie Mac 5.50% 2038	742	803
Freddie Mac 3.731% 2039[2]	550	579
Freddie Mac 3.899% 2039[2]	1,440	1,532
Freddie Mac 4.50% 2039	5,762	6,166
Freddie Mac 4.50% 2039	1,048	1,122
Freddie Mac 4.50% 2039	397	425
Freddie Mac 4.50% 2039	279	299
Freddie Mac 4.50% 2039	117	125
Freddie Mac 5.50% 2039	4,212	4,563
Freddie Mac 5.50% 2039	1,347	1,459
Freddie Mac 4.50% 2040	4,105	4,396
Freddie Mac 4.50% 2040	3,027	3,241
Freddie Mac 4.50% 2040	1,565	1,675
Freddie Mac 5.50% 2040	4,905	5,313
Freddie Mac 4.50% 2041	18,732	20,690
Freddie Mac 4.50% 2041	11,825	12,920
Freddie Mac 4.50% 2041	10,397	11,359
Freddie Mac 4.50% 2041	4,058	4,343
Freddie Mac 4.50% 2041	2,137	2,291
Freddie Mac 4.50% 2041	1,827	1,959
Freddie Mac 4.50% 2041	1,277	1,395
Freddie Mac 4.50% 2041	916	982
Freddie Mac 5.00% 2041	12,439	13,890
Freddie Mac 5.50% 2041	6,695	7,252
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[2]	758	770
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2]	12,290	13,858
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	16,350	17,687
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.714% 2049[2]	26,820	31,106
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,930	6,912
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.866% 2038[2]	11,335	12,832
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	28,505
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2]	9,500	10,793
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	45,592
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	6,000	6,486
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	946	948
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	20,186
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.55% 2049[2]	10,650	11,915
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[2]	12,635	13,840
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	14,811	16,715
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	22,540	25,299
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	18,806	20,199
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	2,700	3,106
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2]	8,050	8,932
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	3,000	3,397
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2]	7,300	8,378
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2]	3,250	3,673
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.623% 2049[2]	2,405	2,764
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.194% 2051[2]	4,128	4,967
Government National Mortgage Assn. 3.00% 2027	5,786	6,176
Government National Mortgage Assn. 4.50% 2040	4,237	4,688
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.741% 2049[2]	2,500	2,819
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.053% 2049[2]	5,000	5,804
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.889% 2049[2]	7,272	8,498
Royal Bank of Canada 3.125% 2015[3]	6,840	7,194
Compagnie de Financement Foncier 2.125% 2013[3]	6,400	6,405
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	2,445	2,557
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	1,065	1,124
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.306% 2045[2]	2,936	2,947
Northern Rock PLC 5.625% 2017[3]	1,868	2,179
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	1,606	1,849
		2,818,000

U.S. Treasury bonds & notes 22.88%
U.S. Treasury 21.11%
U.S. Treasury 1.125% 2013	103,298	103,520
U.S. Treasury 0.25% 2014	84,500	84,569
U.S. Treasury 0.25% 2014	82,500	82,563
U.S. Treasury 0.50% 2014	84,000	84,345
U.S. Treasury 1.25% 2014	138,541	139,856
U.S. Treasury 2.25% 2014	27,500	28,160
U.S. Treasury 2.375% 2014	27,250	28,132
U.S. Treasury 0.875% 2016	1,485	1,506
U.S. Treasury 1.00% 2016	26,600	27,104
U.S. Treasury 2.375% 2016	25,000	26,499
U.S. Treasury 4.625% 2016	30,000	34,456
U.S. Treasury 7.50% 2016	35,000	43,806
U.S. Treasury 0.50% 2017	1,795	1,785
U.S. Treasury 0.75% 2017	15,000	15,091
U.S. Treasury 0.75% 2017	1,705	1,708
U.S. Treasury 0.875% 2017	7,500	7,592
U.S. Treasury 1.00% 2017	65,735	66,906
U.S. Treasury 4.625% 2017	25,000	28,928
U.S. Treasury 8.75% 2017	75,000	100,025
U.S. Treasury 0.75% 2018	1,795	1,796
U.S. Treasury 1.00% 2019	30,000	29,779
U.S. Treasury 1.125% 2019	136,943	136,461
U.S. Treasury 1.125% 2019	30,000	30,156
U.S. Treasury 8.75% 2020	40,000	61,226
U.S. Treasury 2.00% 2021	25,000	25,784
U.S. Treasury 3.625% 2021	7,500	8,739
U.S. Treasury 8.00% 2021	25,000	38,130
U.S. Treasury 1.625% 2022	279,310	274,584
U.S. Treasury 2.00% 2023	6,250	6,335
U.S. Treasury 7.625% 2025	20,000	31,797
U.S. Treasury 6.00% 2026	30,975	44,144
U.S. Treasury 6.50% 2026	20,275	30,298
U.S. Treasury 6.125% 2027	25,000	36,527
U.S. Treasury 4.25% 2039	5,306	6,534
U.S. Treasury 3.75% 2041	41,540	47,086
U.S. Treasury 2.75% 2042	29,000	26,975
U.S. Treasury 3.00% 2042	57,500	56,440
U.S. Treasury 3.125% 2043	35,750	35,918
		1,835,260

U.S. Treasury inflation-protected securities[4] 1.77%
U.S. Treasury Inflation-Protected Security 1.875% 2013	31,342	31,972
U.S. Treasury Inflation-Protected Security 0.125% 2016	37,815	40,203
U.S. Treasury Inflation-Protected Security 0.125% 2017	15,207	16,413
U.S. Treasury Inflation-Protected Security 0.125% 2023	21,198	22,909
U.S. Treasury Inflation-Protected Security 2.00% 2026	4,640	6,053
U.S. Treasury Inflation-Protected Security 0.75% 2042	20,380	21,366
U.S. Treasury Inflation-Protected Security 0.625% 2043	15,023	15,132
		154,048

Total U.S. Treasury bonds & notes		1,989,308

Financials 6.94%
Bank of America Corp. 3.75% 2016	14,625	15,568
Bank of America Corp. 2.00% 2018	9,100	9,071
Bank of America Corp. 5.65% 2018	5,270	6,106
Bank of America Corp. 7.625% 2019	5,270	6,706
Bank of America Corp. 3.30% 2023	9,200	9,097
Goldman Sachs Group, Inc. 2.375% 2018	11,500	11,675
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,828
Goldman Sachs Group, Inc. 3.625% 2023	20,170	20,369
Goldman Sachs Group, Inc. 6.25% 2041	2,970	3,548
JPMorgan Chase & Co. 3.40% 2015	7,000	7,373
JPMorgan Chase & Co. 1.80% 2018	27,830	28,022
JPMorgan Chase & Co. 3.20% 2023	2,500	2,503
Prologis, Inc. 7.625% 2014	14,000	15,139
Prologis, Inc. 6.125% 2016	4,485	5,165
Prologis, Inc. 6.625% 2018	13,385	16,121
Prologis, Inc. 7.375% 2019	805	1,010
Westfield Group 7.50% 2014[3]	3,945	4,240
Westfield Group 5.70% 2016[3]	6,860	7,851
Westfield Group 7.125% 2018[3]	8,885	10,978
Westfield Group 4.625% 2021[3]	4,170	4,662
Westfield Group 3.375% 2022[3]	7,160	7,306
Morgan Stanley 1.75% 2016	9,910	9,995
Morgan Stanley 3.80% 2016	5,000	5,309
Morgan Stanley, Series F, 5.625% 2019	11,350	13,076
Morgan Stanley 3.75% 2023	2,680	2,716
Citigroup Inc. 4.75% 2015	12,750	13,684
Citigroup Inc. 1.30% 2016	1,250	1,251
Citigroup Inc. 8.50% 2019	4,219	5,631
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[2]	2,000	2,088
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[2]	2,900	3,012
Standard Chartered PLC 3.85% 2015[3]	15,175	16,052
Standard Chartered PLC 3.20% 2016[3]	2,710	2,868
Standard Chartered Bank 3.95% 2023[3]	4,200	4,194
HSBC Finance Corp. 0.717% 2016[2]	8,900	8,774
HSBC Holdings PLC 4.875% 2020	6,530	7,348
HSBC Holdings PLC 4.00% 2022	5,470	5,901
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,957
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,197
Kimco Realty Corp. 5.70% 2017	4,250	4,919
Kimco Realty Corp. 4.30% 2018	5,740	6,395
Kimco Realty Corp. 6.875% 2019	3,500	4,444
Simon Property Group, LP 4.20% 2015	2,430	2,564
Simon Property Group, LP 5.875% 2017	2,500	2,909
Simon Property Group, LP 1.50% 2018[3]	6,295	6,283
Simon Property Group, LP 10.35% 2019	5,655	8,175
Regions Financial Corp. 4.85% 2013	8,524	8,529
Regions Financial Corp. 4.875% 2013	1,636	1,643
Regions Financial Corp. 7.75% 2014	5,575	6,149
Regions Financial Corp. 5.20% 2015	205	219
Regions Financial Corp. 5.75% 2015	740	803
Hospitality Properties Trust 7.875% 2014	1,700	1,795
Hospitality Properties Trust 5.125% 2015	765	801
Hospitality Properties Trust 6.30% 2016	300	333
Hospitality Properties Trust 5.625% 2017	3,835	4,219
Hospitality Properties Trust 6.70% 2018	7,920	9,082
Hospitality Properties Trust 5.00% 2022	1,000	1,068
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,446
Royal Bank of Scotland PLC 5.625% 2020	3,470	4,042
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	5,625	4,992
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[2,3,5]	2,450	2,364
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,750	14,656
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,832
Developers Diversified Realty Corp. 7.50% 2017	860	1,024
UniCredito Italiano SpA 6.00% 2017[3]	12,385	12,532
PNC Financial Services Group, Inc. 2.854% 2022	12,100	12,018
CNA Financial Corp. 6.50% 2016	3,750	4,320
CNA Financial Corp. 7.35% 2019	1,800	2,283
CNA Financial Corp. 7.25% 2023	3,000	3,829
CIT Group Inc., Series C, 4.75% 2015[3]	5,550	5,827
CIT Group Inc. 5.00% 2017	1,000	1,078
CIT Group Inc., Series C, 5.50% 2019[3]	2,750	3,032
Korea Development Bank 8.00% 2014	8,750	9,240
Ford Motor Credit Co. 2.50% 2016	2,750	2,805
Ford Motor Credit Co. 2.375% 2018	5,750	5,725
Realogy Corp., Letter of Credit, 4.50% 2016[1,2,6]	287	288
Realogy Corp. 7.875% 2019[3]	2,950	3,245
Realogy Corp., Term Loan B, 4.50% 2020[1,2,6]	3,534	3,588
Realogy Corp. 9.00% 2020[3]	750	876
American International Group, Inc. 3.80% 2017	7,250	7,855
HBOS PLC 4.375% 2019[2]	€965	1,199
HBOS PLC 6.00% 2033[3]	$6,177	5,968
American Tower Corp. 4.625% 2015	6,475	6,908
UDR, Inc., Series A, 5.25% 2015	5,400	5,773
Royal Bank of Canada 1.50% 2018	5,370	5,437
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,383
UBS AG 5.75% 2018	2,240	2,658
UBS AG 4.875% 2020	1,774	2,059
Liberty Mutual Group Inc. 6.70% 2016[3]	3,750	4,354
ACE INA Holdings Inc. 5.875% 2014	1,080	1,148
ACE INA Holdings Inc. 2.60% 2015	2,580	2,706
RSA Insurance Group PLC 9.375% 2039[2]	£1,275	2,516
RSA Insurance Group PLC 8.50% (undated)[2]	760	1,231
MetLife Capital Trust IV, junior subordinated 7.875% 2067[2,3]	$2,505	3,163
MetLife Capital Trust X, junior subordinated 9.25% 2068[2,3]	300	420
International Lease Finance Corp. 4.875% 2015	3,385	3,563
iStar Financial Inc., Term Loan B, 4.50% 2017[1,2,6]	3,431	3,472
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,294
ERP Operating LP 5.25% 2014	3,000	3,196
Intesa Sanpaolo SpA 6.50% 2021[3]	3,025	3,124
American Campus Communities, Inc. 3.75% 2023	3,000	3,026
American Express Co. 6.15% 2017	2,500	2,995
Northern Trust Corp. 4.625% 2014	2,825	2,955
Mack-Cali Realty Corp. 2.50% 2017	2,910	2,952
Ryman Hospitality Properties, Inc. 5.00% 2021[3]	2,800	2,814
Chubb Corp., junior subordinated 6.375% 2067[2]	2,250	2,483
FelCor Lodging Trust Inc. 5.625% 2023[3]	2,325	2,374
Host Hotels & Resorts LP 5.875% 2019	1,025	1,131
Host Hotels & Resorts LP 6.00% 2021	1,000	1,161
Assicurazioni Generali SpA 10.125% 2042	€1,500	2,217
Monumental Global Funding III 5.25% 2014[3]	$ 2,000	2,068
New York Life Global Funding 4.65% 2013[3]	1,700	1,707
AXA SA 8.60% 2030	1,325	1,705
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,500	1,692
Crescent Resources 10.25% 2017[3]	1,350	1,485
BBVA Bancomer SA 6.50% 2021[3]	1,075	1,226
HSBK (Europe) BV 7.25% 2021[3]	935	996
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	800	810
Allstate Corp., Series B, junior subordinated 6.125% 2067[2]	405	434
		603,421

Energy 4.29%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,486
Enbridge Energy Partners, LP 9.875% 2019	10,500	14,349
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,387
Enbridge Energy Partners, LP 4.20% 2021	8,500	8,980
StatoilHydro ASA 2.90% 2014	3,110	3,228
Statoil ASA 3.125% 2017	5,000	5,429
StatoilHydro ASA 1.20% 2018	4,580	4,603
StatoilHydro ASA 5.25% 2019	6,130	7,408
StatoilHydro ASA 2.45% 2023	5,630	5,555
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,591
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	11,145	11,904
Transocean Inc. 2.50% 2017	3,890	3,945
Transocean Inc. 6.375% 2021	10,045	11,722
Transocean Inc. 3.80% 2022	8,810	8,702
Transocean Inc. 7.35% 2041	365	443
Kinder Morgan Energy Partners, LP 6.00% 2017	380	442
Kinder Morgan Energy Partners, LP 6.85% 2020	12,330	15,495
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,085
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	4,414
Enterprise Products Operating LLC 5.20% 2020	2,575	3,026
Enterprise Products Operating LLC 4.05% 2022	5,000	5,436
Enterprise Products Operating LLC 4.85% 2042	10,000	10,261
Total Capital International 1.55% 2017	8,300	8,447
Total Capital International 2.875% 2022	7,005	7,229
Total Capital Canada Ltd. 2.75% 2023	2,140	2,152
Shell International Finance BV 4.00% 2014	4,860	5,030
Shell International Finance BV 3.10% 2015	5,000	5,288
Shell International Finance BV 3.625% 2042	6,600	6,426
BG Energy Capital PLC 2.875% 2016[3]	5,090	5,397
BG Energy Capital PLC 4.00% 2021[3]	9,640	10,624
Anadarko Petroleum Corp. 6.375% 2017	13,100	15,658
Chevron Corp. 1.104% 2017	1,145	1,148
Chevron Corp. 4.95% 2019	9,730	11,636
Petrobras International Finance Co. 5.75% 2020	6,130	6,786
Petrobras International Finance Co. 5.375% 2021	3,105	3,368
Petrobras International Finance Co. 6.875% 2040	2,240	2,588
Woodside Finance Ltd. 4.60% 2021[3]	11,275	12,585
Gazprom OJSC 5.092% 2015	10,500	11,225
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	9,780	11,021
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,108
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,891
Apache Corp. 2.625% 2023	4,720	4,604
Apache Corp. 4.25% 2044	2,690	2,568
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,315
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,675	2,876
Peabody Energy Corp. 6.00% 2018	3,300	3,519
Peabody Energy Corp. 6.25% 2021	2,200	2,299
NGPL PipeCo LLC 7.119% 2017[3]	475	508
NGPL PipeCo LLC 9.625% 2019[3]	4,275	4,809
Cenovus Energy Inc. 4.50% 2014	5,015	5,283
Alpha Natural Resources, Inc. 9.75% 2018	1,000	1,077
Alpha Natural Resources, Inc. 6.00% 2019	2,275	2,110
Alpha Natural Resources, Inc. 6.25% 2021	1,425	1,290
Husky Energy Inc. 7.25% 2019	3,390	4,375
CONSOL Energy Inc. 8.25% 2020	3,500	3,894
Phillips 66 5.875% 2042	3,185	3,761
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,663
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,3]	3,292	3,415
Laredo Petroleum, Inc. 9.50% 2019	2,850	3,235
Arch Coal, Inc. 7.00% 2019	1,875	1,702
Arch Coal, Inc. 7.25% 2021	1,525	1,376
Devon Energy Corp. 3.25% 2022	2,915	2,927
Energy Transfer Partners, L.P. 5.20% 2022	2,500	2,814
Sabine Pass Liquefaction, LLC 5.625% 2021[3]	2,500	2,597
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	2,280	2,519
MarkWest Energy Partners, LP 4.50% 2023	2,500	2,450
Ras Laffan Liquefied Natural Gas III 5.832% 2016[1]	1,293	1,395
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1]	873	976
PDC Energy Inc. 7.75% 2022[3]	2,000	2,130
Energy Transfer Partners, L.P. 7.50% 2020	1,750	2,026
Access Midstream Partners, L.P. 4.875% 2023	1,350	1,335
		373,346

Health care 3.65%
AbbVie Inc. 1.75% 2017[3]	14,680	14,881
AbbVie Inc. 2.90% 2022[3]	16,950	17,013
AbbVie Inc. 4.40% 2042[3]	11,420	11,583
Express Scripts Inc. 2.75% 2014	8,750	9,016
Express Scripts Inc. 3.125% 2016	19,500	20,617
Express Scripts Inc. 2.65% 2017	5,000	5,244
Express Scripts Inc. 3.90% 2022	4,990	5,367
Gilead Sciences, Inc. 2.40% 2014	4,780	4,914
Gilead Sciences, Inc. 3.05% 2016	3,815	4,087
Gilead Sciences, Inc. 4.40% 2021	10,755	12,135
Gilead Sciences, Inc. 5.65% 2041	5,000	6,101
Roche Holdings, Inc. 6.00% 2019[3]	20,980	26,147
Novartis Capital Corp. 1.90% 2013	10,000	10,008
Novartis Securities Investment Ltd. 5.125% 2019	8,630	10,323
Amgen Inc. 2.50% 2016	5,000	5,252
Amgen Inc. 2.125% 2017	7,390	7,643
Amgen Inc. 3.625% 2022	3,335	3,570
Amgen Inc. 5.375% 2043	1,155	1,292
UnitedHealth Group Inc. 1.40% 2017	3,020	3,047
UnitedHealth Group Inc. 2.875% 2023	14,450	14,474
Cardinal Health, Inc. 4.00% 2015	2,715	2,896
Cardinal Health, Inc. 5.80% 2016	1,235	1,425
Cardinal Health, Inc. 1.90% 2017	2,370	2,409
Cardinal Health, Inc. 1.70% 2018	1,400	1,398
Cardinal Health, Inc. 4.625% 2020	5,880	6,608
Pfizer Inc 6.20% 2019	8,930	11,229
McKesson Corp. 0.95% 2015	855	858
McKesson Corp. 3.25% 2016	5,456	5,852
McKesson Corp. 2.70% 2022	955	950
Sanofi 0.594% 2014[2]	7,500	7,522
Humana Inc. 3.15% 2022	4,825	4,779
Humana Inc. 4.625% 2042	2,675	2,575
Quintiles, Term Loan B-2, 4.50% 2018[1,2,6]	7,174	7,268
Boston Scientific Corp. 6.00% 2020	4,950	5,797
Teve Pharmaceutical Finance Company BV, 2.95% 2022	5,700	5,731
Schering-Plough Corp. 5.375% 2014	€3,955	5,442
Johnson & Johnson 0.38% 2014[2]	$5,000	5,010
inVentiv Health Inc. 10.75% 2018[3]	5,650	4,887
Symbion Inc. 8.00% 2016	3,825	4,064
Centene Corp. 5.75% 2017	3,600	3,879
Aetna Inc. 1.50% 2017	3,755	3,770
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[3]	3,100	3,635
HCA Inc. 6.375% 2015	1,000	1,074
HCA Inc., Term Loan B2, 3.534% 2017[1,2,6]	1,910	1,929
PTS Acquisition Corp. 9.50% 2015[7]	2,822	2,822
Kinetic Concepts, Inc. 10.50% 2018	380	413
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,284
VWR Funding, Inc. 7.25% 2017[3]	2,500	2,659
Surgical Care Affiliates, Inc. 10.00% 2017[3]	2,500	2,616
Grifols Inc. 8.25% 2018	2,194	2,424
DJO Finance LLC 9.875% 2018	2,000	2,205
Tenet Healthcare Corp. 9.25% 2015	1,245	1,407
Tenet Healthcare Corp. 4.50% 2021[3]	625	614
VPI Escrow Corp. 6.375% 2020[3]	1,870	1,980
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,6]	1,332	1,355
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[1,2,6,7]	1,350	1,340
HealthSouth Corp. 5.75% 2024	780	786
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	462
		317,068

Consumer discretionary 3.42%
NBCUniversal Enterprise, Inc. 0.817% 2016[2,3]	16,100	16,101
NBCUniversal Enterprise, Inc. 1.974% 2019[3]	4,330	4,351
NBCUniversal Media, LLC 5.15% 2020	15,500	18,408
NBCUniversal Media, LLC 2.875% 2023	2,500	2,485
NBCUniversal Enterprise, Inc. 5.25% (undated)[3]	1,750	1,777
Comcast Corp. 5.85% 2015	4,525	5,117
Comcast Corp. 6.30% 2017	1,880	2,296
Comcast Corp. 5.875% 2018	4,800	5,799
Comcast Corp. 5.15% 2020	2,500	2,968
Comcast Corp. 3.125% 2022	2,550	2,616
Comcast Corp. 5.50% 2029	£1,160	2,109
Comcast Corp. 6.95% 2037	$ 630	842
Comcast Corp. 6.40% 2038	7,140	9,024
Time Warner Cable Inc. 7.50% 2014	1,185	1,264
Time Warner Cable Inc. 8.25% 2014	7,925	8,432
Time Warner Cable Inc. 6.75% 2018	2,650	3,266
Time Warner Cable Inc. 8.25% 2019	2,395	3,123
Time Warner Cable Inc. 4.00% 2021	4,890	5,230
Time Warner Cable Inc. 6.75% 2039	3,225	3,824
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	3,960	3,977
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	8,000	8,349
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,650	4,119
Time Warner Inc. 4.75% 2021	6,700	7,601
AOL Time Warner Inc. 7.625% 2031	1,750	2,377
Time Warner Inc. 6.20% 2040	5,450	6,373
News America Inc. 4.50% 2021	7,930	8,962
News America Inc. 6.15% 2037	1,000	1,179
MGM Resorts International 5.875% 2014	3,200	3,342
MGM Resorts International 6.875% 2016	1,000	1,092
MGM Resorts International 7.50% 2016	1,875	2,086
MGM Resorts International 6.75% 2020[3]	875	930
MGM Resorts International 7.75% 2022	2,000	2,230
Volkswagen International Finance NV 1.625% 2013[3]	4,750	4,771
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,634
Home Depot, Inc. 4.40% 2021	7,500	8,677
Macy’s Retail Holdings, Inc. 7.875% 2015[2]	7,354	8,489
RCI Banque 3.50% 2018[3]	7,500	7,525
Boyd Gaming Corp. 6.75% 2014	1,000	1,001
Boyd Gaming Corp. 7.125% 2016	2,350	2,376
Boyd Gaming Corp. 9.125% 2018	3,600	3,836
J.C. Penney Co., Inc. 5.75% 2018	4,324	3,697
J.C. Penney Co., Inc. 5.65% 2020	2,960	2,409
Walt Disney Co. 5.50% 2019	5,000	6,049
Limited Brands, Inc. 8.50% 2019	1,421	1,751
Limited Brands, Inc. 7.00% 2020	345	402
Limited Brands, Inc. 6.625% 2021	3,150	3,575
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,537
WPP Finance 2010 4.75% 2021	5,060	5,479
Cinemark USA, Inc. 8.625% 2019	4,000	4,435
Cinemark USA, Inc. 5.125% 2022[3]	1,000	1,010
Omnicom Group Inc. 3.625% 2022	5,000	5,125
DISH DBS Corp. 4.625% 2017	1,050	1,095
DISH DBS Corp 7.875% 2019	700	833
DISH DBS Corp 6.75% 2021	2,775	3,098
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[1,2,6]	4,975	4,999
Needle Merger Sub Corp. 8.125% 2019[3]	4,000	4,200
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,850	1,973
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,165
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[1,2,6]	1,536	1,507
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	849
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	541
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[1,2,6]	1,179	1,129
Michaels Stores, Inc. 7.75% 2018	3,400	3,732
Target Corp. 6.00% 2018	3,000	3,663
Virgin Media Secured Finance PLC 5.25% 2021	1,075	1,128
Virgin Media Secured Finance PLC 5.375% 2021[3]	1,405	1,468
Virgin Media Finance PLC 4.875% 2022	925	941
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	3,000	3,236
Univision Communications Inc., Term Loan B, 4.454% 2017[1,2,6]	3,191	3,211
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	2,074
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,077
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[1,2,6]	1,259	1,277
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,645
Mohegan Tribal Gaming Authority 11.00% 2018[2,3,7]	3,300	2,904
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	2,725	2,841
Six Flags Entertainment Corp. 5.25% 2021[3]	2,500	2,509
Staples, Inc. 9.75% 2014	2,250	2,405
Quebecor Media Inc. 5.75% 2023[3]	1,575	1,614
Laureate Education, Inc. 9.25% 2019[3]	1,275	1,423
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,335
Seminole Tribe of Florida 5.798% 2013[1,3]	265	272
Seminole Tribe of Florida 7.804% 2020[1,3]	940	1,029
Cox Communications, Inc. 5.45% 2014	1,120	1,210
Revel Entertainment, Term Loan B, 9.00% 2017[1,2,6,5]	2,330	1,110
		296,920

Industrials 3.29%
General Electric Capital Corp. 2.30% 2017	5,000	5,181
General Electric Capital Corp. 0.994% 2018[2]	12,000	12,003
General Electric Co. 2.70% 2022	7,500	7,522
General Electric Capital Corp. 3.10% 2023	12,460	12,371
Volvo Treasury AB 5.95% 2015[3]	34,000	36,943
Burlington Northern Santa Fe LLC 7.00% 2014	6,480	6,821
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,454
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,811
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,729
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,384
Burlington Northern Santa Fe LLC 3.05% 2022	2,700	2,766
Burlington Northern Santa Fe LLC 3.00% 2023	2,610	2,638
Burlington Northern Santa Fe LLC 4.45% 2043	2,710	2,757
BNSF Funding Trust I 6.613% 2055[2]	1,680	1,928
Norfolk Southern Corp. 5.75% 2016	5,270	5,954
Norfolk Southern Corp. 3.00% 2022	10,250	10,525
Norfolk Southern Corp. 4.837% 2041	8,061	8,805
United Technologies Corp. 1.80% 2017	2,340	2,417
United Technologies Corp. 3.10% 2022	8,745	9,190
United Technologies Corp. 4.50% 2042	8,630	9,254
Waste Management, Inc. 4.60% 2021	12,860	14,565
Union Pacific Corp. 5.125% 2014	2,300	2,389
Union Pacific Corp. 4.00% 2021	7,500	8,394
Union Pacific Corp. 4.163% 2022	2,314	2,613
Canadian National Railway Co. 4.95% 2014	1,430	1,481
Canadian National Railway Co. 5.55% 2018	5,000	5,988
Canadian National Railway Co. 2.85% 2021	5,000	5,210
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,5,8]	230	—
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	57	59
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	276	288
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	970	1,037
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	2,170	2,373
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	598	660
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	627	660
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	478	524
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,309	2,639
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	1,064	1,233
Northrop Grumman Corp. 5.05% 2019	6,180	7,191
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[1,2,6]	6,578	6,184
Republic Services, Inc. 5.00% 2020	5,000	5,797
CSX Corp. 6.25% 2015	5,000	5,539
ARAMARK Corp. 8.50% 2015	2,175	2,178
ARAMARK Corp. 8.625% 2016[2,3,7]	1,000	1,018
ARAMARK Corp., Term Loan D, 4.00% 2019[1,2,6]	2,000	2,024
DAE Aviation Holdings, Inc. 11.25% 2015[3]	4,851	5,003
Ply Gem Industries, Inc. 8.25% 2018	4,250	4,648
ABB Finance (USA) Inc. 1.625% 2017	3,030	3,076
ABB Finance (USA) Inc. 2.875% 2022	1,410	1,435
Esterline Technologies Corp. 6.625% 2017	1,335	1,366
Esterline Technologies Corp. 7.00% 2020	2,475	2,744
TransDigm Inc. 7.75% 2018	210	232
TransDigm Inc. 5.50% 2020[3]	3,500	3,666
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,116
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,115
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[3]	500	502
Atlas Copco AB 5.60% 2017[3]	2,340	2,701
BE Aerospace, Inc. 5.25% 2022	2,475	2,565
Brunswick Rail Finance Ltd. 6.50% 2017[3]	1,650	1,745
Brunswick Rail Finance Ltd. 6.50% 2017	600	635
CNH Capital LLC 3.875% 2015	2,300	2,369
US Investigations Services, Inc. 11.75% 2016[3]	3,010	2,137
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,982
Euramax International, Inc. 9.50% 2016	1,775	1,748
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,655
Watco Companies 6.375% 2023[3]	1,425	1,473
R.R. Donnelley & Sons Co. 7.875% 2021	1,225	1,283
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[1,2,6]	1,000	1,006
Florida East Coast Railway Corp. 8.125% 2017	800	862
John Deere Capital Corp., Series D, 4.50% 2013	500	500
ADS Waste Escrow 8.25% 2020[3]	325	352
Odebrecht Finance Ltd 6.00% 2023[3]	270	304
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.204% 2014[1,2,6]	162	88
		285,805

Bonds & notes of governments & government agencies outside the U.S. 3.27%
Spanish Government 3.00% 2015	€ 1,900	2,463
Spanish Government 4.50% 2018	20,810	27,486
Spanish Government 4.30% 2019	1,900	2,453
Spanish Government 5.40% 2023	23,075	30,384
Japanese Government, Series 310, 1.00% 2020	¥2,582,100	28,740
Japanese Government, Series 29, 2.40% 2038	522,350	6,592
Polish Government 6.375% 2019	$23,515	28,948
Polish Government 5.00% 2022	1,100	1,259
United Mexican States Government, Series M10, 7.75% 2017	MXN89,500	8,205
United Mexican States Government Global 5.95% 2019	$ 9,090	11,044
United Mexican States Government Global, Series A, 6.05% 2040	5,000	6,212
Lithuania (Republic of) 6.75% 2015	5,190	5,647
Lithuania (Republic of) 6.125% 2021[3]	5,830	6,938
Lithuania (Republic of) 6.625% 2022[3]	3,000	3,686
Latvia (Republic of) 5.25% 2021	12,500	14,052
Croatian Government 6.625% 2020[3]	3,065	3,349
Croatian Government 6.625% 2020	1,195	1,306
Croatian Government 6.375% 2021[3]	3,340	3,609
Croatian Government 6.375% 2021	1,500	1,621
Croatian Government 5.50% 2023[3]	1,625	1,626
Russian Federation 3.25% 2017[3]	7,600	7,971
Russian Federation 5.625% 2042[3]	2,600	2,925
Swedish Government, Series 105, 3.50% 2022	SKr43,050	7,608
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[3]	$7,155	7,415
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[3]	7,000	7,244
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	6,870	7,117
Bermudan Government 5.603% 2020	2,735	3,157
Bermudan Government 5.603% 2020[3]	2,495	2,880
Bermudan Government 4.138% 2023[3]	1,000	1,053
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,000	6,846
Israeli Government 4.00% 2022	6,235	6,752
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	5,570	5,795
Hungarian Government 4.75% 2015	750	755
Hungarian Government 4.125% 2018	2,310	2,200
Hungarian Government 6.25% 2020	2,425	2,489
Hungarian Government 6.375% 2021	150	155
South Korean Government 5.75% 2014	4,800	5,047
European Investment Bank 4.25% 2014	€3,070	4,189
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,136
Canadian Government 4.25% 2026[4]	C$1,389	2,178
German Government 3.25% 2042	€430	679
		284,211

Federal agency bonds & notes 2.95%
Freddie Mac 0.375% 2013	$15,000	15,016
Freddie Mac 2.50% 2014	10,000	10,238
Freddie Mac 5.00% 2014	10,000	10,617
Freddie Mac 0.50% 2015	20,000	20,058
Freddie Mac 1.25% 2019	48,500	48,294
Federal Home Loan Bank 3.625% 2013	25,000	25,477
Federal Home Loan Bank 2.50% 2014	20,000	20,530
Federal Home Loan Bank 5.50% 2014	5,250	5,626
Federal Home Loan Bank, Series 2816, 1.00% 2017	8,690	8,812
Fannie Mae 4.625% 2013	6,700	6,727
Fannie Mae 2.50% 2014	6,250	6,407
Fannie Mae 3.00% 2014	8,500	8,839
Fannie Mae 0.50% 2015	11,750	11,795
Fannie Mae 1.25% 2016	10,000	10,233
Fannie Mae 5.375% 2016	2,080	2,409
Tennessee Valley Authority 5.88% 2036	3,750	5,164
Tennessee Valley Authority 5.25% 2039	10,500	13,491
CoBank, ACB 7.875% 2018[3]	2,285	2,912
CoBank, ACB 0.88% 2022[2,3]	14,990	13,553
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,490
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,123
		256,811

Utilities 2.61%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	13,176
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,931
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,290	11,506
CMS Energy Corp. 8.75% 2019	2,000	2,711
Ohio Edison Co. 6.40% 2016	7,750	8,996
FirstEnergy Corp., Series A, 2.75% 2018	1,650	1,671
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,948
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	20,099
Public Service Co. of Colorado 5.80% 2018	7,860	9,666
Public Service Co. of Colorado 3.20% 2020	5,000	5,413
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	4,860	4,757
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	15,777
Virginia Electric and Power Co. 1.20% 2018	5,400	5,415
Virginia Electric and Power Co. 2.95% 2022	7,000	7,357
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,283
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	9,313
PG&E Corp. 5.75% 2014	2,000	2,095
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,410
Teco Finance, Inc. 4.00% 2016	15	16
Teco Finance, Inc. 6.572% 2017	220	266
Teco Finance, Inc. 5.15% 2020	325	377
Tampa Electric Co. 2.60% 2022	4,250	4,277
Tampa Electric Co. 4.10% 2042	3,240	3,338
Wisconsin Electric Power Co. 2.95% 2021	6,445	6,793
Progress Energy, Inc. 7.05% 2019	3,180	4,042
Progress Energy, Inc. 7.75% 2031	1,920	2,654
PSEG Power LLC 2.75% 2016	3,400	3,539
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,913
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,906
NV Energy, Inc 6.25% 2020	2,750	3,337
E.ON International Finance BV 5.80% 2018[3]	5,000	5,989
Veolia Environnement 6.00% 2018	4,000	4,674
Veolia Environnement 6.125% 2033	€700	1,169
CEZ, a s 4.25% 2022[3]	$ 5,285	5,628
Niagara Mohawk Power 3.553% 2014[3]	2,625	2,729
National Grid PLC 6.30% 2016	2,315	2,693
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	4,160	4,128
AES Corp. 8.00% 2020	2,000	2,380
AES Corp. 7.375% 2021	975	1,136
NRG Energy, Inc. 6.625% 2023[3]	3,000	3,195
American Electric Power Co. 1.65% 2017	2,870	2,884
TXU, Term Loan, 4.702% 2017[1,2,6]	3,749	2,671
Intergen Power 9.00% 2017[3]	2,000	1,975
Iberdrola Finance Ireland 3.80% 2014[3]	1,615	1,664
Midwest Generation, LLC, Series B, 8.56% 2016[1,5]	1,307	1,287
		227,184

Consumer staples 2.47%
Anheuser-Busch InBev NV 3.625% 2015	5,050	5,354
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,617
Anheuser-Busch InBev NV 1.375% 2017	2,510	2,534
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,309
Anheuser-Busch InBev NV 7.75% 2019	8,065	10,616
Anheuser-Busch InBev NV 2.50% 2022	2,790	2,750
Anheuser-Busch InBev NV 3.75% 2042	2,090	1,971
SABMiller Holdings Inc. 2.45% 2017[3]	14,570	15,186
SABMiller Holdings Inc. 3.75% 2022[3]	10,580	11,353
Kraft Foods Inc. 1.625% 2015	3,880	3,942
Kraft Foods Inc. 2.25% 2017	4,660	4,841
Kraft Foods Inc. 3.50% 2022	10,700	11,218
ConAgra Foods, Inc. 1.30% 2016	6,725	6,783
ConAgra Foods, Inc. 1.90% 2018	1,530	1,548
ConAgra Foods, Inc. 3.20% 2023	8,955	8,951
ConAgra Foods, Inc. 4.65% 2043	1,900	1,902
Kroger Co. 5.00% 2013	4,500	4,507
Kroger Co. 7.50% 2014	5,650	5,953
Kroger Co. 3.90% 2015	7,500	8,019
British American Tobacco International Finance PLC 2.125% 2017[3]	2,025	2,089
British American Tobacco International Finance PLC 9.50% 2018[3]	10,137	14,078
Altria Group, Inc. 2.85% 2022	5,000	4,929
Altria Group, Inc. 9.95% 2038	3,200	5,295
Altria Group, Inc. 10.20% 2039	3,100	5,241
Coca-Cola Co. 1.50% 2015	8,110	8,314
Coca-Cola Co. 3.15% 2020	6,285	6,805
Tesco PLC 5.50% 2017[3]	10,035	11,736
Tesco PLC 5.50% 2033	£330	569
Pernod Ricard SA 4.45% 2022[3]	$10,100	11,120
Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,026
PepsiCo, Inc. 2.50% 2016	5,000	5,264
Kraft Foods Inc. 2.625% 2013	2,555	2,560
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,432
Stater Bros. Holdings Inc. 7.375% 2018	500	537
Albertson’s, Inc. 7.25% 2013	1,790	1,808
BFF International Ltd. 7.25% 2020[3]	1,400	1,666
		214,823

Telecommunication services 2.34%
Verizon Communications Inc. 7.375% 2013	21,420	22,304
Verizon Communications Inc. 5.55% 2014	28,740	29,871
Verizon Communications Inc. 8.50% 2018	1,000	1,333
Verizon Communications Inc. 8.75% 2018	2,438	3,284
Verizon Communications Inc. 2.45% 2022	2,045	1,940
Koninklijke KPN NV 8.375% 2030	19,030	25,014
Vodafone Group PLC 0.90% 2016	14,000	13,978
Vodafone Group PLC, Term Loan B, 6.25% 2016[1,6,7]	3,145	3,224
Vodafone Group PLC 2.95% 2023	1,956	1,955
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,428
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,495	5,804
Deutsche Telekom International Finance BV 9.25% 2032	5,403	8,289
Telecom Italia Capital SA 6.999% 2018	3,910	4,434
Telecom Italia Capital SA 7.175% 2019	3,343	3,821
Telecom Italia Capital SA 7.20% 2036	1,758	1,763
Telecom Italia Capital SA 7.721% 2038	5,000	5,236
SBC Communications Inc. 5.10% 2014	2,700	2,872
AT&T Inc. 1.40% 2017	7,315	7,276
Frontier Communications Corp. 8.125% 2018	1,100	1,259
Frontier Communications Corp. 8.50% 2020	1,100	1,251
Frontier Communications Corp. 9.25% 2021	2,100	2,420
Frontier Communications Corp. 8.75% 2022	425	475
Frontier Communications Corp. 7.625% 2024	3,000	3,094
Wind Acquisition SA 11.75% 2017[3]	4,550	4,846
Wind Acquisition SA 7.25% 2018[3]	3,000	3,139
Sprint Nextel Corp. 9.125% 2017	1,400	1,662
Sprint Nextel Corp. 9.00% 2018[3]	2,000	2,477
Sprint Nextel Corp. 7.00% 2020	2,000	2,210
Sprint Nextel Corp. 11.50% 2021	925	1,298
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[3]	3,100	3,350
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[3]	1,000	1,081
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[3]	1,575	2,213
Telefónica Emisiones, SAU 5.134% 2020	2,800	2,957
Telefónica Emisiones, SAU 5.462% 2021	3,375	3,643
Cricket Communications, Inc. 7.75% 2016	3,000	3,135
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[1,2,6]	3,000	3,023
Cricket Communications, Inc. 7.75% 2020	150	150
MetroPCS Wireless, Inc. 6.25% 2021[3]	2,750	2,808
MetroPCS Wireless, Inc. 6.625% 2023[3]	2,775	2,841
LightSquared, Term Loan B, 12.00% 2014[1,6,7,5]	3,304	3,111
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,917
Digicel Group Ltd. 6.00% 2021[3]	950	948
NII Capital Corp. 8.875% 2019	475	360
NII Capital Corp. 7.625% 2021	1,900	1,377
Crown Castle International Corp. 7.125% 2019	1,000	1,098
CenturyLink Inc., 5.625% 2020	1,050	1,076
France Télécom 4.375% 2014	775	809
		203,854

Materials 1.41%
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,224
Rio Tinto Finance (USA) Ltd. 1.625% 2017	3,750	3,789
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,217
Rio Tinto Finance (USA) Ltd. 2.875% 2022	8,010	7,861
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,321
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,639
Xstrata Canada Financial Corp. 2.45% 2017[3]	4,650	4,720
Xstrata Canada Financial Corp. 4.95% 2021[3]	5,310	5,725
Cliffs Natural Resources Inc. 3.95% 2018	1,805	1,815
Cliffs Natural Resources Inc. 4.875% 2021	6,530	6,449
Teck Resources Ltd. 3.15% 2017	2,880	3,003
Teck Resources Ltd. 6.25% 2041	4,000	4,252
Reynolds Group Inc. 7.875% 2019	360	399
Reynolds Group Inc. 5.75% 2020	5,685	5,806
Ecolab Inc. 3.00% 2016	5,455	5,804
Newcrest Finance Pty Ltd. 4.45% 2021[3]	5,330	5,633
Dow Chemical Co. 3.00% 2022	5,000	4,928
Inmet Mining Corp. 8.75% 2020[3]	2,775	3,080
Inmet Mining Corp. 7.50% 2021[3]	925	1,004
Consolidated Minerals Ltd. 8.875% 2016[3]	3,665	3,564
ArcelorMittal 6.00% 2021[2]	665	701
ArcelorMittal 6.75% 2022[2]	1,175	1,287
ArcelorMittal 7.25% 2041[2]	1,500	1,499
PQ Corp. 8.75% 2018[3]	2,560	2,739
Ryerson Inc. 9.00% 2017[3]	1,925	2,110
Ryerson Inc. 11.25% 2018[3]	600	625
Packaging Dynamics Corp. 8.75% 2016[3]	2,595	2,722
Ball Corp. 7.125% 2016	1,705	1,809
Ball Corp. 5.75% 2021	835	906
Walter Energy, Inc. 9.875% 2020[3]	1,500	1,635
Walter Energy, Inc. 8.50% 2021[3]	900	925
JMC Steel Group Inc. 8.25% 2018[3]	1,950	2,077
FMG Resources 6.00% 2017[3]	1,300	1,342
FMG Resources 8.25% 2019[3]	550	596
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[1,2,6]	1,460	1,481
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[3]	285	301
Georgia Gulf Corp. 4.875% 2023[3]	1,600	1,634
Sibur Securities Ltd. 3.914% 2018[3]	1,400	1,378
Newpage Corp., Term Loan B, 7.75% 2019[1,2,6]	1,112	1,141
Crown Holdings, Inc. 4.50% 2023[3]	790	770
Ardagh Packaging Finance 4.875% 2022[3]	330	327
Sealed Air Corp. 5.25% 2023[3]	245	247
		122,485

Information technology 0.83%
International Business Machines Corp. 0.75% 2015	3,610	3,636
International Business Machines Corp. 1.95% 2016	9,825	10,200
International Business Machines Corp. 5.70% 2017	7,500	8,986
International Business Machines Corp. 1.875% 2022	3,950	3,786
First Data Corp. 9.875% 2015	245	254
First Data Corp. 11.25% 2016	1,500	1,515
First Data Corp., Term Loan D, 5.204% 2017[1,2,6]	2,748	2,772
First Data Corp. 7.375% 2019[3]	3,500	3,741
First Data Corp. 8.75% 2022[2,3,7]	4,641	4,931
SunGard Data Systems Inc. 7.375% 2018	2,650	2,849
SunGard Data Systems Inc. 7.625% 2020	3,525	3,838
Jabil Circuit, Inc. 8.25% 2018	5,300	6,400
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	2,826	2,826
SRA International, Inc. 11.00% 2019	1,625	1,714
Freescale Semiconductor, Inc. 10.125% 2018[3]	3,868	4,303
Oracle Corp. 1.20% 2017	3,600	3,609
Lawson Software, Inc. 9.375% 2019	3,000	3,416
Xerox Corp. 2.95% 2017	1,670	1,722
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,433
		71,931

Municipals 0.73%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.50% 2034	2,200	3,091
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	1,890	2,645
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.35% 2039	3,260	4,589
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.55% 2039	865	1,255
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	17,120	25,101
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	2,900	4,194
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,212
State of New Jersey, General Obligation Refunding Bonds,
Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,869
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds
(Federally Taxable), Series 2003-E, 5.55% 2014	1,625	1,681
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	655	662
		63,299

Asset-backed obligations[1] 0.15%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3]	8,000	8,010
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,848
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,803
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.304% 2037[2]	1,561	275

		12,936
Total bonds, notes & other debt instruments (cost: $7,810,789,000)		8,141,402

Preferred securities 0.01%
Financials 0.01%	Shares
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	39,600	1,024
Total preferred securities (cost: $785,000)		1,024

Common stocks 0.05%
Industrials 0.05%
Beech Holdings, LLC[8,9,10]	599,346	4,099

Consumer discretionary 0.00%
American Media, Inc.[3,8,9]	50,013	139
Adelphia Recovery Trust, Series ACC-6B8,9	500,000	15
Adelphia Recovery Trust, Series ACC-1[8,9]	2,409,545	3
		157

Total common stocks (cost: $7,652,000)		4,256

	Principal amount
Short-term securities 17.98%	(000)

Freddie Mac 0.07%–0.16% due 4/4–10/22/2013	$314,166	314,047
Fannie Mae 0.10%–0.15% due 6/12–12/16/2013	311,200	311,085
Federal Home Loan Bank 0.07%–0.13% due 4/15–8/9/2013	168,500	168,471
Coca-Cola Co. 0.11%–0.20% due 4/15–5/17/2013[3]	166,500	166,477
Wells Fargo & Co. 0.17% due 6/6–6/13/2013	105,400	105,354
Variable Funding Capital Company LLC 0.14% due 4/1/2013[3]	23,200	23,200
U.S. Treasury Bills 0.07%–0.126% due 4/18–4/25/2013	90,000	89,995
Procter & Gamble Co. 0.10% due 4/11/2013[3]	71,000	70,998
John Deere Credit Ltd. 0.12%–0.15% due 4/3–4/19/2013[3]	60,692	60,689
Chevron Corp. 0.09%–0.10% due 4/11/2013[3]	43,600	43,599
Wal-Mart Stores, Inc. 0.10% due 4/2/2013[3]	39,200	39,200
Abbott Laboratories 0.11%–0.12% due 4/16–4/30/2013[3]	36,700	36,698
Tennessee Valley Authority 0.105% due 4/25/2013	32,300	32,298
Emerson Electric Co. 0.10%–0.14% due 4/1–5/16/2013[3]	31,350	31,346
Chariot Funding, LLC 0.25% due 8/5/2013[3]	21,100	21,085
Regents of the University of California 0.13% due 5/6/2013	15,700	15,698
National Rural Utilities Cooperative Finance Corp. 0.14% due 4/4–5/2/2013	14,500	14,499
Private Export Funding Corp. 0.25% due 8/12/2013[3]	10,000	9,991
Walt Disney Co. 0.13% due 5/13/2013[3]	5,700	5,699
Google Inc. 0.14% due 6/4/2013[3]	2,200	2,199

Total short-term securities (cost: $1,562,634,000)		1,562,628
Total investment securities (cost: $9,381,860,000)		9,709,310
Other assets less liabilities		(1,015,939)
Net assets		$ 8,693,371

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
British pounds	4/17/2013	Citibank	€2,982	£2,590	$ (113)
Euros	4/4/2013	Bank of New York Mellon	$13,408	€10,275	238
Euros	4/8/2013	UBS AG	$8,176	€6,275	133
Euros	4/11/2013	UBS AG	$1,876	€1,431	41
Euros	4/11/2013	Citibank	$14,321	€10,930	311
Euros	4/15/2013	JPMorgan Chase	$977	€750	16
Euros	4/25/2013	UBS AG	$2,724	€2,110	19
Euros	4/26/2013	Citibank	$13,017	€10,025	166
Euros	4/26/2013	HSBC Bank	$12,749	€9,820	161
Euros	4/30/2013	UBS AG	$15,751	€12,250	47
Japanese yen	4/30/2013	UBS AG	$20,011	¥1,877,036	70
Swedish kronor	4/8/2013	Barclays Bank PLC	$2,950	SKr18,881	53
Swedish kronor	4/25/2013	Barclays Bank PLC	$2,198	SKr14,267	10
					$1,152

[1] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2] Coupon rate may change periodically.
[3] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,231,709,000, which represented 14.17% of the net assets of the fund.
[4] Index-linked bond whose principal amount moves with a government price index.
[5] Scheduled interest and/or principal payment was not received.
[6] Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $62,024,000, which represented ..71% of the net assets of the fund.
[7] Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,256,000, which represented .05% of the net assets of the fund.
[9] Security did not produce income during the last 12 months.

10 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 1/26/2009 to 11/29/2011 at a cost of $6,631,000) may be subject to legal or contractual restrictions on resale.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 347,308
Gross unrealized depreciation on investment securities	(29,196)
Net unrealized appreciation on investment securities	318,112
Cost of investment securities for federal income tax purposes	9,391,198

Key to abbreviations and symbols

C$ = Canadian dollars

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

SKr = Swedish kronor

Global Bond FundSM

Investment portfolio

March 31, 2013

unaudited

Bonds, notes & other debt instruments 92.76%
	Principal amount	Value
Euros 18.32%	(000)	(000)
German Government, Series 5, 3.25% 2015	€ 1,485	US$ 2,043
German Government 1.50% 2016[1]	5,414	7,692
German Government, Series 159, 2.00% 2016	11,070	15,002
German Government, Series 6, 3.75% 2017	16,215	23,622
German Government 4.25% 2017	12,400	18,638
German Government 1.75% 2020[1]	6,452	10,049
German Government 2.00% 2022	27,670	38,219
German Government 5.625% 2028	275	526
German Government 6.25% 2030	7,400	15,285
German Government, Series 00, 5.50% 2031	1,000	1,948
German Government, Series 8, 4.75% 2040	790	1,551
Spanish Government 3.00% 2015	2,200	2,852
Spanish Government 5.50% 2017	13,040	17,980
Spanish Government 4.50% 2018	30,180	39,862
Spanish Government 4.30% 2019	3,200	4,132
Spanish Government 5.40% 2023	43,925	57,839
Irish Government 5.50% 2017	5,320	7,580
Irish Government 5.90% 2019	1,500	2,187
Irish Government 4.50% 2020	1,405	1,889
Irish Government 5.00% 2020	9,500	13,163
Irish Government 3.90% 2023	19,000	23,853
Portuguese Government 4.35% 2017	32,265	40,359
Austrian Government 4.00% 2016	5,535	7,970
Austrian Government, Series 2, 4.65% 2018	20,150	30,632
Italian Government 4.75% 2017	9,525	12,845
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 2016[2]	6,950	10,006
Barclays Bank PLC 4.00% 2019[2]	3,450	5,162
Barclays Bank PLC 6.00% 2021	3,150	4,430
Belgium (Kingdom of), Series 67, 3.00% 2019	6,175	8,744
Koninklijke KPN NV 3.75% 2020	3,750	5,156
Koninklijke KPN NV 4.50% 2021	1,600	2,283
Hungarian Government 5.75% 2018	2,075	2,700
Hungarian Government 6.00% 2019	2,325	3,037
Hungarian Government 3.875% 2020	1,000	1,150
Canadian Government 3.50% 2020	4,000	6,026
Netherlands Government Eurobond 4.50% 2017	3,250	4,854
Merrill Lynch & Co., Inc. 4.625% 2018	2,985	4,085
Royal Bank of Scotland PLC 6.934% 2018	2,670	3,708
European Investment Bank 4.75% 2017	2,370	3,589
HBOS PLC 4.375% 2019[3]	155	193
Lloyds TSB Bank PLC 6.50% 2020	2,250	3,193
KfW 4.375% 2013	2,050	2,687
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,459
HSBC Holdings PLC 6.00% 2019	1,150	1,762
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,750
Deutsche Telekom International Finance BV 7.50% 2033	875	1,735
Daimler AG, Series 6, 4.125% 2017	1,150	1,644
AT&T Inc. 6.125% 2015	1,100	1,565
Cyprus (Republic of) 4.625% 2020	1,980	1,491
National Grid Transco PLC 5.00% 2018	975	1,482
Telecom Italia SpA 7.75% 2033	1,000	1,465
Roche Holdings, Inc. 5.625% 2016	925	1,358
Imperial Tobacco Finance PLC 8.375% 2016	850	1,305
Anheuser-Busch InBev NV 8.625% 2017	750	1,249
Assicurazioni Generali SpA 10.125% 2042	800	1,182
Novartis Finance SA, 4.25% 2016	750	1,070
Schering-Plough Corp. 5.375% 2014	645	887
France Télécom 5.625% 2018	500	771
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	500	658
CRH Finance BV 7.375% 2014[3]	375	516
Veolia Environnement 6.125% 2033	250	417
Wind Acquisition SA 7.375% 2018	200	266
		493,753

Japanese yen 8.94%
Japanese Government, Series 269, 1.30% 2015	¥7,598,200	82,680
Japanese Government, Series 284, 1.70% 2016	3,883,500	43,674
Japanese Government, Series 288, 1.70% 2017	215,000	2,443
Japanese Government, Series 296, 1.50% 2018	971,600	11,067
Japanese Government, Series 310, 1.00% 2020	4,125,900	45,923
Japanese Government, Series 315, 1.20% 2021	425,000	4,791
Japanese Government, Series 136, 1.60% 2032	803,450	8,918
Japanese Government, Series 21, 2.30% 2035	1,330,000	16,451
Japanese Government, Series 29, 2.40% 2038	313,200	3,953
Japanese Government, Series 36, 2.00% 2042	1,800,000	21,125
		241,025

Swedish kronor 5.06%
Swedish Government, Series 1041, 6.75% 2014	SKr 21,250	3,465
Swedish Government, Series 1049, 4.50% 2015	62,000	10,284
Swedish Government, Series 1051, 3.75% 2017	387,920	65,995
Swedish Government, Series 105, 4.25% 2019	62,000	11,059
Swedish Government, Series 105, 3.50% 2022	187,180	33,079
Swedish Government, Series 3104, 3.50% 2028[1]	55,287	12,548
		136,430

Mexican pesos 4.11%
United Mexican States Government, Series M, 7.00% 2014	MXN72,500	6,097
United Mexican States Government, Series MI10, 9.50% 2014	92,500	8,159
United Mexican States Government, Series M10, 8.00% 2015	32,500	2,872
United Mexican States Government, Series M, 6.25% 2016	225,500	19,260
United Mexican States Government, Series M10, 7.25% 2016	93,500	8,270
United Mexican States Government, Series M, 5.00% 2017	141,000	11,608
United Mexican States Government, Series M10, 7.75% 2017	137,900	12,643
United Mexican States Government, Series M, 8.00% 2020	170,000	16,477
United Mexican States Government, Series M30, 10.00% 2036	155,000	19,246
United Mexican States Government, Series M30, 8.50% 2038	57,000	6,249
		110,881

Polish zloty 3.93%
Polish Government, Series 0414, 5.75% 2014	PLN 64,500	US$ 20,335
Polish Government, Series 1017, 5.25% 2017	166,325	55,094
Polish Government, Series 1020, 5.25% 2020	20,000	6,786
Polish Government, Series 1021, 5.75% 2021	25,000	8,769
Polish Government 5.75% 2022	42,790	15,032
		106,016

British pounds 2.01%
United Kingdom 5.00% 2018	£ 2,830	5,195
United Kingdom 3.75% 2020	2,500	4,463
United Kingdom 3.75% 2021	13,620	24,361
United Kingdom 1.75% 2022	5,000	7,593
United Kingdom 4.75% 2030	1,000	1,972
United Kingdom 4.25% 2040	3,440	6,359
RSA Insurance Group PLC 9.375% 2039[3]	569	1,123
Time Warner Cable Inc. 5.75% 2031	625	1,094
France Télécom 5.00% 2016	500	836
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	812
Wal-Mart Stores, Inc. 5.625% 2034	100	195
Tesco PLC 5.50% 2033	100	172
		54,175

South Korean won 2.00%
South Korean Government 3.75% 2013	KRW 7,250,000	6,531
South Korean Government 5.50% 2017	30,934,300	31,217
South Korean Government 5.75% 2018	15,457,680	16,113
		53,861

Norwegian kroner 1.81%
Norwegian Government 5.00% 2015	NKr 65,000	12,007
Norwegian Government 4.25% 2017	115,210	22,006
Norwegian Government 4.50% 2019	74,610	14,895
		48,908

Canadian dollars 1.58%
Canadian Government 2.00% 2014	C$3,000	2,979
Canadian Government 1.25% 2018	8,175	8,026
Canadian Government 4.25% 2018	4,500	5,072
Canadian Government 3.25% 2021	8,720	9,633
Canada Housing Trust 4.10% 2018	250	277
Canada Housing Trust 3.35% 2020	4,750	5,139
Province of Ontario, Series HC, 9.50% 2022	250	381
Province of Ontario 4.60% 2039	3,125	3,623
Province of Manitoba 4.25% 2018	2,750	3,019
Province de Québec 5.25% 2013	625	628
Province de Québec 9.375% 2023	250	382
Hydro One Inc. 5.49% 2040	750	936
Rogers Communications Inc. 5.80% 2016	625	688
Province of New Brunswick 6.75% 2017	500	591
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	535
Bank of Nova Scotia 5.04% 2013	250	246
Thomson Reuters Corp. 5.70% 2015	150	161
Bank of Montreal 5.18% 2015	150	159
TransCanada PipeLines Ltd. 5.05% 2014	125	127
		42,602

Hungarian forints 1.38%
Hungarian Government, Series 17/A, 6.75% 2017	HUF2,680,000	US$11,901
Hungarian Government, Series 19/A, 6.50% 2019	2,180,000	9,520
Hungarian Government, Series 20A, 7.50% 2020	3,429,300	15,763
		37,184

Malaysian ringgits 1.21%
Malaysian Government, Series 0204, 5.094% 2014	MYR23,860	7,872
Malaysian Government, Series 0207, 3.814% 2017	28,000	9,281
Malaysian Government, Series 0210, 4.012% 2017	41,000	13,712
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,690
		32,555

Singapore dollars 0.83%
Singapore (Republic of) 3.75% 2016	S$24,885	22,467

Israeli shekels 0.70%
Israeli Government 5.50% 2017	ILS30,660	9,394
Israeli Government 4.25% 2023	33,640	9,510
		18,904

Turkish lira 0.63%
Turkey (Republic of) 3.00% 2021[1]	TRY 4,649	2,956
Turkey (Republic of) 9.50% 2022	21,750	13,999
		16,955

Australian dollars 0.63%
Queensland Treasury Corp., Series 15, 6.00% 2015	A$12,000	13,360
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,346
European Investment Bank 6.125% 2017	1,000	1,129
		16,835

Brazilian reais 0.30%
Brazil (Federal Republic of) 6.00% 2015[1]	BRL 2,200	1,192
Brazil (Federal Republic of) 6.00% 2018[1]	877	488
Brazil (Federal Republic of) 6.00% 2020[1]	11,247	6,409
		8,089

Chilean pesos 0.21%
Chilean Government 3.00% 2018[1]	CLP1,391,260	3,014
Chilean Government 3.00% 2022[1]	353,974	780
Chilean Government 3.00% 2022[1]	45,677	100
Chilean Government 3.00% 2023[1]	834,248	1,839
		5,733

Philippine pesos 0.17%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,497
Philippines (Republic of) 6.25% 2036	35,000	1,146
		4,643

U.S. dollars 38.94%
U.S. Treasury 2.75% 2013	US$13,000	US$13,198
U.S. Treasury 0.25% 2014	32,500	32,527
U.S. Treasury 0.25% 2014	15,750	15,762
U.S. Treasury 0.50% 2014	8,480	8,515
U.S. Treasury 1.25% 2014	17,193	17,356
U.S. Treasury 1.875% 2014	6,500	6,619
U.S. Treasury 1.50% 2016	1,500	1,553
U.S. Treasury 1.50% 2016	1,465	1,517
U.S. Treasury 1.75% 2016	4,500	4,692
U.S. Treasury 2.00% 2016	8,000	8,373
U.S. Treasury 2.625% 2016[4]	21,250	22,650
U.S. Treasury 3.00% 2016	205	223
U.S. Treasury 0.625% 2017	15,065	15,057
U.S. Treasury 0.75% 2017	260	261
U.S. Treasury 0.875% 2017	4,640	4,701
U.S. Treasury 1.00% 2017	7,080	7,206
U.S. Treasury 2.625% 2018	4,000	4,368
U.S. Treasury 3.50% 2018	1,500	1,699
U.S. Treasury 1.625% 2022	5,225	5,137
U.S. Treasury 6.00% 2026	5,450	7,767
U.S. Treasury 6.50% 2026	3,900	5,828
U.S. Treasury 4.375% 2040	4,000	5,025
U.S. Treasury 3.75% 2041	3,000	3,401
U.S. Treasury 4.75% 2041	1,500	1,996
U.S. Treasury 3.00% 2042	12,250	12,024
U.S. Treasury 3.125% 2043	7,250	7,284
U.S. Treasury Inflation-Protected Security 1.875% 2013[1]	6,268	6,394
U.S. Treasury Inflation-Protected Security 1.875% 2015[1]	1,480	1,624
U.S. Treasury Inflation-Protected Security 0.125% 2017[1]	4,055	4,377
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	11,014	12,025
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	1,496	1,617
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	1,019	1,068
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,975
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,774
Fannie Mae 2.50% 2022[2]	7,051	7,386
Fannie Mae 2.50% 2022[2]	3,093	3,240
Fannie Mae 3.50% 2025[2]	4,393	4,660
Fannie Mae 3.50% 2025[2]	3,067	3,253
Fannie Mae 2.50% 2027[2]	7,264	7,564
Fannie Mae 2.50% 2027[2]	5,046	5,243
Fannie Mae 2.50% 2027[2]	4,710	4,893
Fannie Mae 2.50% 2027[2]	727	756
Fannie Mae 2.50% 2027[2]	490	509
Fannie Mae 2.00% 2028[2]	15,290	15,430
Fannie Mae 2.50% 2028[2]	20,290	21,010
Fannie Mae 3.00% 2028[2]	7,750	8,138
Fannie Mae 3.00% 2028[2]	2,837	2,983
Fannie Mae 3.50% 2028[2]	8,390	8,896
Fannie Mae 4.00% 2028[2]	1,500	1,605
Fannie Mae 6.50% 2036[2]	598	667
Fannie Mae 6.00% 2037[2]	1,204	1,322
Fannie Mae 6.00% 2037[2]	942	1,032
Fannie Mae 6.00% 2037[2]	328	360
Fannie Mae 6.00% 2037[2]	106	117
Fannie Mae 6.00% 2037[2]	68	75
Fannie Mae 6.00% 2037[2]	42	46
Fannie Mae 2.629% 2038[2,3]	192	205
Fannie Mae 6.00% 2038[2]	2,920	3,203
Fannie Mae 6.00% 2038[2]	1,806	1,984
Fannie Mae 6.00% 2038[2]	116	127
Fannie Mae 3.488% 2039[2,3]	18	19
Fannie Mae 3.80% 2039[2,3]	6	7
Fannie Mae 3.907% 2039[2,3]	6	6
Fannie Mae 3.937% 2039[2,3]	6	6
Fannie Mae 3.942% 2039[2,3]	102	108
Fannie Mae 3.951% 2039[2,3]	160	172
Fannie Mae 6.00% 2039[2]	4,750	5,210
Fannie Mae 4.00% 2040[2]	3,968	4,329
Fannie Mae 4.00% 2040[2]	1,716	1,872
Fannie Mae 4.50% 2040[2]	1,847	1,993
Fannie Mae 6.00% 2040[2]	554	607
Fannie Mae 2.921% 2041[2,3]	801	843
Fannie Mae 3.50% 2041[2]	3,108	3,285
Fannie Mae 3.575% 2041[2,3]	2,596	2,749
Fannie Mae 4.00% 2041[2]	10,175	11,099
Fannie Mae 4.00% 2041[2]	4,302	4,692
Fannie Mae 4.00% 2041[2]	2,142	2,286
Fannie Mae 4.00% 2041[2]	1,002	1,093
Fannie Mae 4.00% 2041[2]	663	723
Fannie Mae 4.00% 2041[2]	198	211
Fannie Mae 4.50% 2041[2]	4,207	4,543
Fannie Mae 3.50% 2042[2]	10,535	11,172
Fannie Mae 3.50% 2042[2]	3,578	3,792
Fannie Mae 3.50% 2043[2]	11,640	12,266
Fannie Mae 3.50% 2043[2]	3,055	3,227
Fannie Mae 4.00% 2043[2]	19,130	20,400
Fannie Mae 4.00% 2043[2]	15,000	15,977
Fannie Mae 6.00% 2043[2]	8,500	9,314
Freddie Mac 2.50% 2016	2,500	2,655
Freddie Mac 1.00% 2017	10,000	10,110
Freddie Mac 0.75% 2018	2,000	1,990
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[2]	2,000	2,032
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,575
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[2]	1,500	1,509
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,855
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[2]	2,000	2,056
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	41	39
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	222	206
Freddie Mac 5.50% 2038[2]	1,152	1,248
Freddie Mac 5.50% 2038[2]	262	285
Freddie Mac 3.731% 2039[2,3]	8	8
Freddie Mac 4.50% 2039[2]	316	338
Freddie Mac 6.50% 2039[2]	1,487	1,682
Freddie Mac 4.50% 2040[2]	1,584	1,696
Freddie Mac 4.50% 2041[2]	2,834	3,038
Freddie Mac 4.50% 2041[2]	1,636	1,754
Freddie Mac 4.50% 2041[2]	974	1,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[2,3]	38	38
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2,3]	1,435	1,618
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2,5]	1,125	1,201
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2,5]	2,500	2,704
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.714% 2049[2,3]	2,035	2,360
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,500	1,748
First Data Corp. 9.875% 2015	1,269	1,313
First Data Corp. 9.875% 2015	38	39
First Data Corp. 11.25% 2016	1,750	1,768
First Data Corp., Term Loan D, 5.204% 2017[2,3,6]	1,472	1,484
First Data Corp. 6.75% 2020[5]	2,850	2,985
First Data Corp. 12.625% 2021	1,648	1,794
JPMorgan Chase & Co. 3.45% 2016	1,500	1,596
JPMorgan Chase & Co. 1.80% 2018	6,700	6,746
JPMorgan Chase & Co. 3.20% 2023	1,000	1,001
Sprint Capital Corp. 6.90% 2019	3,500	3,859
Sprint Nextel Corp. 7.00% 2020	1,250	1,381
Sprint Nextel Corp. 6.00% 2022	2,250	2,323
Sprint Capital Corp. 8.75% 2032	250	299
Anheuser-Busch InBev NV 3.625% 2015	980	1,039
Anheuser-Busch InBev NV 6.875% 2019	290	376
Anheuser-Busch InBev NV 7.75% 2019	2,695	3,548
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,208
Anheuser-Busch InBev NV 2.50% 2022	720	710
Anheuser-Busch InBev NV 3.75% 2042	500	472
AbbVie Inc. 1.75% 2017[5]	760	770
AbbVie Inc. 2.90% 2022[5]	3,045	3,056
AbbVie Inc. 4.40% 2042[5]	3,230	3,276
Hungarian Government 4.125% 2018	2,780	2,648
Hungarian Government 6.25% 2020	1,400	1,437
Hungarian Government 5.375% 2023	2,510	2,367
Deutsche Telekom International Finance BV 5.875% 2013	810	826
Deutsche Telekom International Finance BV 3.125% 2016[5]	760	803
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,572
Deutsche Telekom International Finance BV 4.875% 2042[5]	150	151
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.866% 2038[2,3]	900	1,019
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	5,149
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2,3]	150	170
Express Scripts Inc. 3.125% 2016	4,455	4,710
Express Scripts Inc. 3.90% 2022	1,410	1,517
Goldman Sachs Group, Inc. 2.375% 2018	1,500	1,523
Goldman Sachs Group, Inc. 3.625% 2023	4,275	4,317
Goldman Sachs Group, Inc. 6.25% 2041	270	323
Frontier Communications Corp. 8.50% 2020	1,350	1,536
Frontier Communications Corp. 9.25% 2021	1,850	2,132
Frontier Communications Corp. 7.125% 2023	1,050	1,067
Frontier Communications Corp. 7.625% 2024	1,300	1,341
Burlington Northern Santa Fe LLC 5.75% 2018	40	48
Burlington Northern Santa Fe LLC 4.70% 2019	370	432
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,906
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,109
Burlington Northern Santa Fe LLC 3.05% 2022	1,100	1,127
Burlington Northern Santa Fe LLC 3.00% 2023	250	253
Polish Government 6.375% 2019	2,675	3,293
Polish Government 5.125% 2021	1,560	1,806
Polish Government 5.00% 2022	675	773
Comcast Corp. 5.30% 2014	750	779
Comcast Corp. 6.30% 2017	320	391
Comcast Corp. 5.875% 2018	890	1,075
Comcast Corp. 3.125% 2022	1,450	1,488
Comcast Corp. 5.65% 2035	250	291
Comcast Corp. 6.95% 2037	820	1,096
Comcast Corp. 6.40% 2040	550	699
NBCUniversal Enterprise, Inc. 0.817% 2016[3,5]	3,800	3,800
NBCUniversal Enterprise, Inc. 1.974% 2019[5]	800	804
NBCUniversal Media, LLC 5.15% 2020	1,000	1,188
General Electric Capital Corp. 3.10% 2023	2,880	2,860
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[3]	2,600	2,861
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	170	181
Westfield Group 7.50% 2014[5]	855	919
Westfield Group 5.70% 2016[5]	640	732
Westfield Group 7.125% 2018[5]	1,870	2,311
Westfield Group 4.625% 2021[5]	910	1,017
Westfield Group 3.375% 2022[5]	540	551
Bank of America Corp. 3.75% 2016	930	990
Bank of America Corp. 5.75% 2017	405	469
Bank of America Corp. 2.00% 2018	1,200	1,196
Bank of America Corp. 5.65% 2018	285	330
Bank of America Corp. 7.625% 2019	285	363
Bank of America Corp. 5.00% 2021	1,250	1,404
Bank of America Corp. 3.30% 2023	800	791
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	3,470	5,088
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	285	412
Citigroup Inc. 4.75% 2015	2,500	2,683
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[3]	1,000	1,044
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[3]	1,500	1,558
Cricket Communications, Inc. 7.75% 2016	2,500	2,613
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[2,3,6]	2,500	2,519
Transocean Inc. 2.50% 2017	350	355
Transocean Inc. 6.375% 2021	2,785	3,250
Transocean Inc. 3.80% 2022	1,400	1,383
Latvia (Republic of) 5.25% 2017[5]	2,900	3,219
Latvia (Republic of) 5.25% 2021	1,505	1,692
MetroPCS Wireless, Inc. 6.25% 2021[5]	2,375	2,425
MetroPCS Wireless, Inc. 6.625% 2023[5]	2,375	2,431
Turkey (Republic of) 6.25% 2022	3,120	3,705
Turkey (Republic of) 6.75% 2040	870	1,077
Reynolds Group Inc. 9.00% 2019	2,000	2,125
Reynolds Group Inc. 5.75% 2020	2,565	2,620
StatoilHydro ASA 1.80% 2016	1,500	1,552
StatoilHydro ASA 1.20% 2018	770	774
StatoilHydro ASA 5.25% 2019	500	604
Statoil ASA 3.15% 2022	340	361
Statoil ASA 4.25% 2041	1,000	1,047
Lithuania (Republic of) 6.75% 2015	990	1,077
Lithuania (Republic of) 6.125% 2021[5]	1,765	2,100
Lithuania (Republic of) 6.625% 2022[5]	750	922
Prologis, Inc. 7.625% 2014	600	649
Prologis, Inc. 6.125% 2016	690	795
Prologis, Inc. 6.625% 2018	830	1,000
Prologis, Inc. 7.375% 2019	1,200	1,505
HCA Inc. 6.375% 2015	2,240	2,405
HCA Inc. 6.50% 2020	800	905
HCA Holdings Inc. 6.25% 2021	550	588
Realogy Corp., Letter of Credit, 4.50% 2016[2,3,6]	21	21
Realogy Corp. 7.875% 2019[5]	2,250	2,475
Realogy Corp., Term Loan B, 4.50% 2020[2,3,6]	113	114
Realogy Corp. 7.625% 2020[5]	1,000	1,132
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	980
Enbridge Energy Partners, LP 9.875% 2019	750	1,025
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,734
MGM Resorts International 6.625% 2015	1,000	1,090
MGM Resorts International 6.75% 2020[5]	1,800	1,912
MGM Resorts International 6.625% 2021	675	709
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,6,7]	941	972
Vodafone Group PLC 0.90% 2016	2,000	1,997
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,6,7]	387	396
Vodafone Group PLC 2.95% 2023	317	317
International Business Machines Corp. 0.75% 2015	3,600	3,626
HSBC Finance Corp. 0.717% 2016[3]	2,800	2,760
HSBC Holdings PLC 4.00% 2022	700	755
Kimco Realty Corp., Series C, 4.904% 2015	235	251
Kimco Realty Corp. 5.70% 2017	500	579
Kimco Realty Corp. 4.30% 2018	985	1,097
Kimco Realty Corp. 6.875% 2019	1,250	1,587
SABMiller Holdings Inc. 2.45% 2017[5]	610	636
SABMiller Holdings Inc. 3.75% 2022[5]	1,120	1,202
SABMiller Holdings Inc. 4.95% 2042[5]	1,500	1,664
Telecom Italia Capital SA 7.175% 2019	1,194	1,365
Telecom Italia Capital SA 7.20% 2036	466	467
Telecom Italia Capital SA 7.721% 2038	1,551	1,624
Jaguar Land Rover PLC 7.75% 2018[5]	2,600	2,853
Jaguar Land Rover PLC 5.625% 2023[5]	500	522
Progress Energy, Inc. 6.05% 2014	1,000	1,051
Progress Energy, Inc. 7.05% 2019	1,210	1,538
Progress Energy, Inc. 7.75% 2031	550	760
Hospitality Properties Trust 6.30% 2016	2,000	2,223
Hospitality Properties Trust 6.70% 2018	905	1,038
American Tower Corp. 7.00% 2017	2,700	3,215
Morgan Stanley 1.75% 2016	320	323
Morgan Stanley, Series F, 5.625% 2019	2,500	2,880
British American Tobacco International Finance PLC 2.125% 2017[5]	575	593
British American Tobacco International Finance PLC 9.50% 2018[5]	1,878	2,608
American International Group, Inc. 3.00% 2015	1,500	1,557
American International Group, Inc. 3.80% 2017	1,500	1,625
Volvo Treasury AB 5.95% 2015[5]	2,920	3,173
Kinder Morgan Energy Partners, LP 6.00% 2017	140	163
Kinder Morgan Energy Partners, LP 6.85% 2020	580	729
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,280
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[2,3]	1,150	1,260
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,667	1,881
BNP Paribas 5.00% 2021	2,000	2,260
BNP Paribas 3.25% 2023	815	794
BG Energy Capital PLC 2.875% 2016[5]	790	838
BG Energy Capital PLC 4.00% 2021[5]	2,010	2,215
Norfolk Southern Corp. 5.75% 2016	985	1,113
Norfolk Southern Corp. 3.25% 2021	835	874
Norfolk Southern Corp. 3.00% 2022	1,000	1,027
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[2]	47	47
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,405	1,580
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2,3]	1,000	1,161
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.55% 2049[2,3]	200	224
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,995
Boyd Gaming Corp. 7.125% 2016	350	354
Boyd Gaming Corp. 9.125% 2018	700	746
Boyd Gaming Corp. 9.00% 2020[5]	1,775	1,855
Tennessee Valley Authority 5.88% 2036	500	689
Tennessee Valley Authority 5.25% 2039	1,750	2,249
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[5]	1,240	1,285
Commonwealth Bank of Australia 0.75% 2016[2,5]	1,650	1,650
Limited Brands, Inc. 7.00% 2020	1,585	1,847
Limited Brands, Inc. 5.625% 2022	1,000	1,065
Shell International Finance BV 4.00% 2014	1,010	1,045
Shell International Finance BV 3.625% 2042	1,870	1,821
Total Capital International 1.55% 2017	1,070	1,089
Total Capital International 2.875% 2022	960	991
Total Capital International 2.70% 2023	345	348
Total Capital Canada Ltd. 2.75% 2023	405	407
Gilead Sciences, Inc. 2.40% 2014	200	206
Gilead Sciences, Inc. 3.05% 2016	1,505	1,612
Gilead Sciences, Inc. 4.40% 2021	830	937
iStar Financial Inc., Term Loan B, 4.50% 2017[2,6]	2,696	2,728
Amgen Inc. 2.50% 2016	1,650	1,733
Amgen Inc. 2.125% 2017	950	982
Inmet Mining Corp. 8.75% 2020[5]	2,050	2,275
Inmet Mining Corp. 7.50% 2021[5]	375	407
PNC Financial Services Group, Inc. 2.854% 2022	2,670	2,652
GlaxoSmithKline Capital Inc. 4.85% 2013	600	603
GlaxoSmithKline Capital Inc. 1.50% 2017	2,000	2,037
EchoStar DBS Corp 7.125% 2016	300	335
DISH DBS Corp. 4.625% 2017	250	261
DISH DBS Corp 6.75% 2021	1,800	2,009
Standard Chartered PLC 3.85% 2015[5]	1,670	1,767
Standard Chartered Bank 3.95% 2023[5]	780	779
Pernod Ricard SA 2.95% 2017[5]	2,000	2,103
Pernod Ricard SA 4.45% 2022[5]	400	440
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,250	1,348
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[7]	1,058	1,178
Roche Holdings, Inc. 6.00% 2019[5]	1,280	1,595
Roche Holdings, Inc. 7.00% 2039[5]	630	915
UniCredito Italiano SpA 6.00% 2017[5]	2,425	2,454
Time Warner Cable Inc. 6.75% 2018	815	1,005
Time Warner Cable Inc. 5.00% 2020	1,000	1,140
Time Warner Cable Inc. 4.00% 2021	250	267
Volkswagen International Finance NV 1.625% 2013[5]	850	854
Volkswagen International Finance NV 2.375% 2017[5]	1,500	1,556
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,5]	1,122	1,205
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2,5]	1,000	1,185
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2,3]	550	622
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.623% 2049[2,3]	835	960
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.194% 2051[2,3]	670	806
Virgin Media Finance PLC 8.375% 2019[5]	800	898
Virgin Media Secured Finance PLC 5.25% 2021	275	289
Virgin Media Secured Finance PLC 5.375% 2021[5]	775	810
Virgin Media Finance PLC 4.875% 2022	350	356
Verizon Communications Inc. 2.45% 2022	331	314
Verizon Communications Inc. 4.75% 2041	275	274
Verizon Communications Inc. 6.00% 2041	1,475	1,725
Needle Merger Sub Corp. 8.125% 2019[5]	2,200	2,310
PTT Exploration & Production Ltd. 5.692% 2021[5]	2,000	2,309
SUPERVALU Inc. 7.50% 2014	275	277
Albertson’s Inc., Term Loan B, 5.75% 2016[2,3,6]	950	967
SUPERVALU Inc., Term Loan B, 6.25% 2019[2,3,6]	1,000	1,019
Croatian Government 6.625% 2020[5]	580	634
Croatian Government 6.375% 2021[5]	470	508
Croatian Government 5.50% 2023[5]	1,085	1,086
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,210
ArcelorMittal 5.00% 2017[3]	1,000	1,048
ArcelorMittal 6.00% 2021[3]	1,000	1,054
ArcelorMittal 6.75% 2022[3]	95	104
CIT Group Inc. 5.00% 2017	2,000	2,155
SBC Communications Inc. 5.10% 2014	100	106
AT&T Inc. 1.40% 2017	1,185	1,179
AT&T Inc. 4.30% 2042[5]	905	848
Denbury Resources Inc. 4.625% 2023	2,200	2,126
Xstrata Canada Financial Corp. 2.45% 2017[5]	1,250	1,269
Xstrata Canada Financial Corp. 4.95% 2021[5]	760	819
Canadian National Railway Co. 4.95% 2014	2,005	2,076
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	2,000	2,068
QGOG Constellation S.A. 6.25% 2019[5]	1,950	2,062
Russian Federation 3.25% 2017[5]	1,200	1,258
Russian Federation 5.625% 2042[5]	700	787
Imperial Tobacco Finance PLC 3.50% 2023[5]	2,000	2,023
United Mexican States Government Global 5.95% 2019	1,660	2,017
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	553
Williams Partners L.P. 4.125% 2020	375	406
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	1,056
CEVA Group PLC 11.625% 2016[5]	625	653
CEVA Group PLC 8.375% 2017[5]	825	854
CEVA Group PLC 11.50% 2018[5,8]	75	53
CEVA Group PLC 12.75% 2020[5,8]	1,000	452
ConAgra Foods, Inc. 1.30% 2016	800	807
ConAgra Foods, Inc. 3.20% 2023	1,200	1,199
Jackson National Life Global 5.375% 2013[5]	1,990	2,000
Regions Financial Corp. 4.85% 2013	1,420	1,421
Regions Financial Corp. 4.875% 2013	255	256
Regions Financial Corp. 7.75% 2014	100	110
Regions Financial Corp. 5.75% 2015	195	212
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,6]	1,471	1,471
SRA International, Inc. 11.00% 2019	500	527
Slovenia (Republic of) 5.50% 2022[5]	2,075	1,992
Israeli Government 4.00% 2022	1,832	1,984
BE Aerospace, Inc. 5.25% 2022	1,895	1,964
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	1,900	1,914
Koninklijke KPN NV 8.375% 2030	1,450	1,906
FMG Resources 8.25% 2019[5]	1,750	1,897
SunGard Data Systems Inc. 7.375% 2018	1,700	1,827
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	310
Consumers Energy Co. 2.85% 2022	1,440	1,492
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,800
Caesars Entertainment Operating Co. 9.00% 2020[5]	1,750	1,770
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2,3]	1,165	1,218
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2,3]	520	549
CEMEX Finance LLC 9.375% 2022[5]	1,505	1,757
Iron Mountain Inc. 5.75% 2024	1,750	1,757
Simon Property Group, LP 1.50% 2018[5]	640	639
Simon Property Group, LP 10.35% 2019	750	1,084
JMC Steel Group Inc. 8.25% 2018[5]	1,600	1,704
Hughes Satellite Systems Corp. 6.50% 2019	500	551
Hughes Satellite Systems Corp. 7.625% 2021	1,000	1,149
Marfrig Holdings (Europe) BV 9.875% 2017[5]	1,350	1,320
Marfrig Overseas Ltd. 9.50% 2020[5]	300	285
Marfrig Overseas Ltd. 9.50% 2020	100	95
Univision Communications Inc., Term Loan B, 4.454% 2017[2,3,6]	544	548
Univision Communications Inc. 8.50% 2021[5]	1,040	1,128
United Rentals, Inc. 7.375% 2020	1,500	1,672
Government National Mortgage Assn. 3.00% 2027[2]	1,558	1,663
PDC Energy Inc. 7.75% 2022[5]	1,550	1,651
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,680	1,649
Korea Development Bank 8.00% 2014	1,550	1,637
Slovakia Government 4.375% 2022[5]	1,500	1,590
Ply Gem Industries, Inc. 8.25% 2018	1,450	1,586
MacDermid 9.50% 2017[5]	1,525	1,584
inVentiv Health Inc. 9.00% 2018[5]	1,500	1,579
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	1,500	1,558
US Investigations Services, Inc., Term Loan B, 3.204% 2015[2,3,6]	174	171
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,6]	705	710
US Investigations Services, Inc. 10.50% 2015[5]	700	626
US Investigations Services, Inc. 11.75% 2016[5]	45	32
TXU, Term Loan, 3.702% 2014[2,3,6]	215	159
TXU, Term Loan, 4.702% 2017[2,3,6]	859	612
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[5]	1,000	752
RCI Banque 3.50% 2018[5]	1,500	1,505
Energy Transfer Partners, L.P. 3.60% 2023	1,500	1,497
Teekay Corp. 8.50% 2020	1,375	1,494
Apache Corp. 2.625% 2023	1,530	1,492
United Technologies Corp. 1.80% 2017	1,430	1,477
Boston Scientific Corp. 6.00% 2020	1,250	1,464
Telefónica Emisiones, SAU 5.134% 2020	600	634
Telefónica Emisiones, SAU 5.462% 2021	765	826
VPI Escrow Corp. 6.375% 2020[5]	1,370	1,450
CEZ, a s 4.25% 2022[5]	1,340	1,427
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,426
Marks and Spencer Group PLC 6.25% 2017[5]	1,250	1,425
National CineMedia, LLC 6.00% 2022	1,300	1,401
Chevron Corp. 1.104% 2017	580	581
Chevron Corp. 4.95% 2019	680	813
Alpha Natural Resources, Inc. 6.00% 2019	500	464
Alpha Natural Resources, Inc. 6.25% 2021	1,000	905
Wind Acquisition SA 11.75% 2017[5]	825	879
Wind Acquisition SA 7.25% 2018[5]	450	471
Husky Energy Inc. 7.25% 2019	1,040	1,342
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	187
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	1,025	1,151
Petrobras International Finance Co. 5.75% 2020	810	897
Petrobras International Finance Co. 6.875% 2040	380	439
Time Warner Inc. 4.75% 2021	740	840
Time Warner Inc. 6.50% 2036	240	291
Time Warner Inc. 6.25% 2041	170	202
R.R. Donnelley & Sons Co. 7.875% 2021	1,250	1,309
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,287
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[5]	1,100	1,189
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	75	88
Energy Transfer Partners, L.P. 7.50% 2020	1,100	1,273
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	167	169
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,096
Quintiles, Term Loan B-2, 4.50% 2018[2,3,6]	1,247	1,263
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	1,175	1,263
Altria Group, Inc. 9.95% 2038	750	1,241
Bermudan Government 5.603% 2020[5]	800	923
Bermudan Government 4.138% 2023[5]	300	316
Del Monte Corp. 7.625% 2019	1,175	1,225
Royal Caribbean Cruises Ltd. 5.25% 2022	1,200	1,221
Anadarko Petroleum Corp. 6.375% 2017	1,020	1,219
UnitedHealth Group Inc. 2.875% 2023	1,205	1,207
Quebecor Media Inc. 5.75% 2023[5]	1,175	1,204
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	1,150	1,191
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,190
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,184
Cardinal Health, Inc. 4.625% 2020	1,050	1,180
Warner Music Group 11.50% 2018	1,000	1,179
Royal Bank of Canada 1.50% 2018	1,160	1,175
Barclays Bank PLC 5.125% 2020	1,000	1,153
Entergy Corp. 4.70% 2017	1,050	1,148
Academy Sports 9.25% 2019[5]	1,000	1,132
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	1,000	1,132
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	1,075	1,121
Kraft Foods Inc. 2.25% 2017	455	473
Kraft Foods Inc. 5.375% 2020	523	625
Unum Group 5.625% 2020	945	1,098
Michaels Stores, Inc. 7.75% 2018	1,000	1,097
Petróleos Mexicanos 5.50% 2044	1,045	1,081
Union Pacific Corp. 5.70% 2018	200	242
Union Pacific Corp. 6.15% 2037	650	828
ERP Operating LP 4.625% 2021	940	1,057
Pfizer Inc 6.20% 2019	840	1,056
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[5]	1,000	1,056
Kroger Co. 7.50% 2014	1,000	1,054
Toronto-Dominion Bank 2.375% 2016	1,000	1,047
Teco Finance, Inc. 6.572% 2017	30	36
Teco Finance, Inc. 5.15% 2020	45	52
Tampa Electric Co. 4.10% 2042	930	958
Ball Corp. 5.00% 2022	1,000	1,045
Arch Coal, Inc. 7.00% 2019	1,125	1,021
McClatchy Co. 9.00% 2022[5]	925	1,008
ABB Finance (USA) Inc. 1.625% 2017	470	477
ABB Finance (USA) Inc. 2.875% 2022	510	519
NXP BV and NXP Funding LLC 3.054% 2013[3]	75	75
NXP BV and NXP Funding LLC 9.75% 2018[5]	800	916
McKesson Corp. 0.95% 2015	185	186
McKesson Corp. 3.25% 2016	180	193
McKesson Corp. 2.70% 2022	125	124
McKesson Corp. 2.85% 2023	480	485
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	700
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	273
ARAMARK Corp. 8.50% 2015	955	956
LightSquared, Term Loan B, 12.00% 2014[2,6,7,9]	1,014	955
International Lease Finance Corp. 4.875% 2015	885	931
Continental Resources Inc. 8.25% 2019	225	251
Continental Resources Inc. 7.375% 2020	75	85
Continental Resources Inc. 7.125% 2021	500	569
Stater Bros. Holdings Inc. 7.75% 2015	900	904
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[5]	855	890
Grifols Inc. 8.25% 2018	800	884
Concho Resources Inc. 8.625% 2017	400	431
Concho Resources Inc. 7.00% 2021	400	442
Esterline Technologies Corp. 7.00% 2020	760	843
CONSOLIDATED EDISON COMPANY OF NEW YORK, INC. 3.95% 2043	840	834
DAE Aviation Holdings, Inc. 11.25% 2015[5]	795	820
American Electric Power Co. 1.65% 2017	815	819
Electricité de France SA 6.95% 2039[5]	625	818
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	815	798
International Paper Co. 7.30% 2039	600	795
Nortek Inc. 10.00% 2018	700	787
Tower Automotive Holdings 10.625% 2017[5]	697	781
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[2]	750	777
Watco Companies 6.375% 2023[5]	750	775
Sibur Securities Ltd. 3.914% 2018[5]	750	738
South Korean Government 5.75% 2014	700	736
Woodside Finance Ltd. 4.60% 2021[5]	625	698
Georgia Gulf Corp. 4.625% 2021[5]	125	128
Georgia Gulf Corp. 4.875% 2023[5]	550	562
Ingles Markets, Inc. 8.875% 2017	650	682
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,6]	663	675
Symbion Inc. 8.00% 2016	630	669
Newcrest Finance Pty Ltd. 4.45% 2021[5]	620	655
Staples, Inc. 9.75% 2014	600	641
CenturyLink Inc., 5.625% 2020	625	640
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	239
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,6]	418	400
SBA Communications Corp. 5.75% 2020[5]	600	626
Milacron LLC 7.75% 2021[5]	600	623
Level 3 Communications, Inc. 8.125% 2019	400	442
Level 3 Communications, Inc. 11.875% 2019	150	177
TRAC Intermodal 11.00% 2019[5]	575	617
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[2,3,6]	608	616
NII Capital Corp. 8.875% 2019	175	133
NII Capital Corp. 7.625% 2021	625	453
Intesa Sanpaolo SpA 6.50% 2021[5]	555	573
Kraft Foods Inc. 5.375% 2020	477	569
Host Hotels & Resorts LP 6.00% 2020	500	556
Access Midstream Partners, L.P. 4.875% 2023	550	544
Centene Corp. 5.75% 2017	500	539
Serena Software, Inc. 10.375% 2016	502	512
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	481
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	411	474
Atlas Copco AB 5.60% 2017[5]	400	462
PTS Acquisition Corp. 9.50% 2015[7]	446	446
HBOS PLC 6.75% 2018[5]	375	419
Tenet Healthcare Corp. 4.50% 2021[5]	405	398
ACE INA Holdings Inc. 2.60% 2015	365	383
HDTFS Inc. 6.25% 2022	350	381
GenCorp Inc. 7.125% 2021[5]	350	371
TransCanada PipeLines Ltd. 7.625% 2039	250	360
UBS AG 5.75% 2018	303	360
Iberdrola Finance Ireland 3.80% 2014[5]	335	345
Royal Bank of Scotland PLC 5.625% 2020	290	338
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[2]	280	317
Odebrecht Finance Ltd 5.125% 2022[5]	300	316
CNA Financial Corp. 7.35% 2019	230	292
National Grid PLC 6.30% 2016	250	291
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	288
AXA SA 8.60% 2030	220	283
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	29	32
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	64	73
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	133	154
Thomson Reuters Corp. 5.95% 2013	250	254
State of New Jersey, Economic Development Authority, Energy Facilities Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5]	240	243
Cliffs Natural Resources Inc. 4.875% 2021	245	242
Veolia Environnement 6.00% 2018	200	234
tw telecom holdings inc. 5.375% 2022	200	209
E.ON International Finance BV 6.65% 2038[5]	150	201
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2,3]	150	166
France Télécom 4.375% 2014	140	146
Canadian Natural Resources Ltd. 5.70% 2017	100	117
Santander Issuances, SA Unipersonal 6.50% 2019[3,5]	100	101
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.204% 2014[2,3,6]	11	6
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[9]	525	50
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[7,9]	351	33
NCL Corp. Ltd. 9.50% 2018	65	74
Tyson Foods, Inc. 6.60% 2016[3]	40	46
Midwest Generation, LLC, Series B, 8.56% 2016[2,9]	40	40
Northwest Airlines, Inc., Term Loan B, 3.79% 2013[2,3,6]	3	3
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[2,3,6]	7	6
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015[2]	2	2
		1,049,790

Total bonds, notes & other debt instruments (cost: $2,429,173,000)		2,500,806

Common stocks 0.02%

U.S. dollars 0.02%	Shares
Beech Holdings, LLC[8,10,11]	70,244	481
Atrium Corp.[8,10]	2	—
Total common stocks (cost: $664,000)		481

	Principal amount
Short-term securities 10.85%	(000)
Federal Home Loan Bank 0.11%–0.152% due 4/1–5/15/2013	US$64,610	64,607
Variable Funding Capital Company LLC 0.17% due 4/15/2013[5]	35,000	34,998
Commonwealth Bank of Australia 0.20% due 4/8/2013[5]	30,000	29,999
Mizuho Funding LLC 0.255% due 5/22/2013[5]	30,000	29,991
Private Export Funding Corp. 0.26% due 6/18/2013[5]	22,300	22,291
Gotham Funding Corp. 0.17% due 4/2/2013[5]	19,800	19,800
Deutsche Bank Financial LLC 0.16% due 4/8/2013	18,200	18,199
Freddie Mac 0.07%-0.14% due 4/9–5/1/2013	17,400	17,400
Walt Disney Co. 0.10% due 5/17/2013[5]	15,300	15,298
American Honda Finance Corp. 0.15% due 6/18/2013	15,000	14,993
Bank of Nova Scotia 0.175% due 4/26/2013	10,000	9,999
Coca-Cola Co. 0.11% due 5/23/2013[5]	8,500	8,498
KfW 0.16% due 5/8/2013[5]	6,600	6,599

Total short-term securities (cost: $292,668,000)		292,672
Total investment securities (cost: $2,722,505,000)		2,793,959
Other assets less liabilities		(97,856)
Net assets		US$2,696,103

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Euros	4/5/2013	Bank of New York Mellon	€2,410	$3,366	US$ (57)
Japanese yen	4/15/2013	Barclays Bank PLC	¥341,432	$3,546	81
Japanese yen	4/19/2013	UBS AG	¥687,402	$7,205	97
Japanese yen	4/23/2013	HSBC Bank	¥990,354	$10,365	156
Japanese yen	4/24/2013	Citibank	¥859,204	$8,994	134
Japanese yen	4/26/2013	HSBC Bank	¥3,874,674	$40,984	177
Japanese yen	4/30/2013	Barclays Bank PLC	¥1,517,252	$16,200	(81)
Japanese yen	4/30/2013	JPMorgan Chase	¥3,882,153	$41,384	(142)
					US$ 365

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
British pounds	4/17/2013	Citibank	€4,064	£3,530	US$ (154)
British pounds	4/19/2013	UBS AG	€14,735	£12,800	(558)
Canadian dollars	4/22/2013	JPMorgan Chase	$7,872	C$8,095	(90)
Euros	4/8/2013	UBS AG	$18,469	€14,175	300
Euros	4/9/2013	Bank of New York Mellon	¥214,604	€1,760	23
Euros	4/9/2013	Bank of New York Mellon	$11,726	€9,000	190
Euros	4/11/2013	UBS AG	$16,027	€12,230	350
Euros	4/15/2013	JPMorgan Chase	$8,144	€6,250	133
Euros	4/17/2013	JPMorgan Chase	¥777,676	€6,249	251
Euros	4/19/2013	UBS AG	¥744,041	€5,970	251
Euros	4/19/2013	Citibank	$3,559	€2,725	66
Euros	4/23/2013	HSBC Bank	¥1,113,131	€8,995	294
Euros	4/24/2013	Citibank	¥552,893	€4,468	146
Euros	4/26/2013	HSBC Bank	$11,866	€9,140	149
Euros	4/26/2013	Citibank	$8,603	€6,625	110
Euros	4/26/2013	Bank of New York Mellon	$7,403	€5,700	96
Euros	4/30/2013	UBS AG	$8,036	€6,250	24
Euros	4/30/2013	Citibank	¥363,993	€3,000	21
Euros	5/2/2013	JPMorgan Chase	¥757,656	€6,275	5
Euros	5/2/2013	UBS AG	$8,026	€6,275	(19)
Mexican pesos	5/2/2013	HSBC Bank	$15,928	MXN197,733	(23)
					US$1,565
Forward currency contracts — net					US$1,930

[1] Index-linked bond whose principal amount moves with a government price index.
[2] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3] Coupon rate may change periodically.
4 A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $470,000, which represented .02% of the net assets of the fund.
[5] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $323,006,000, which represented 11.98% of the net assets of the fund.
[6] Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $17,815,000, which represented ..66% of the net assets of the fund.
[7] Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, was $986,000, which represented .04% of the net assets of the fund.
[9] Scheduled interest and/or principal payment was not received.

10 Security did not produce income during the last 12 months.

11 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 2/26/2010 to 2/15/2013 at a cost of $664,000) may be subject to legal or contractual restrictions on resale.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 99,461
Gross unrealized depreciation on investment securities	(29,733)
Net unrealized appreciation on investment securities	69,728
Cost of investment securities for federal income tax purposes	2,724,231

High-Income Bond FundSM

Investment portfolio

March 31, 2013

unaudited

Bonds, notes & other debt instruments 91.02%
	Principal amount	Value
Consumer discretionary 15.68%	(000)	(000)
MGM Resorts International 5.875% 2014	$ 4,830	$ 5,044
MGM Resorts International 6.625% 2015	6,550	7,140
MGM Resorts International 6.875% 2016	5,000	5,463
MGM Resorts International 7.50% 2016	4,375	4,867
MGM Resorts International 8.625% 2019	4,200	4,914
MGM Resorts International 6.75% 2020[1]	3,700	3,931
MGM Resorts International 6.625% 2021	3,450	3,623
MGM Resorts International 7.75% 2022	3,000	3,345
Boyd Gaming Corp. 6.75% 2014	2,420	2,422
Boyd Gaming Corp. 7.125% 2016	7,480	7,564
Boyd Gaming Corp. 9.125% 2018	9,190	9,793
Boyd Gaming Corp. 9.00% 2020[1]	6,250	6,531
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	13,950	15,049
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[2]	3,628	4,041
Caesars Entertainment Operating Co. 11.25% 2017	6,995	7,476
Caesars Entertainment Operating Co. 9.00% 2020[1]	5,290	5,350
Caesars Entertainment Operating Co. 9.00% 2020[1]	3,825	3,868
Caesars Entertainment Operating Co. 9.00% 2020[1]	2,350	2,376
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,600	3,893
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,450
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	2,000	2,228
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,526
Revel Entertainment, Term Loan, 8.50% 2015[3,4,5]	2,151	2,116
Revel Entertainment, Term Loan, 10.00% 2015[3,4,5]	5,000	4,975
Revel Entertainment, Term Loan B, 9.00% 2017[3,4,5,6]	15,033	7,166
Revel AC, Inc. 12.00% 2018[2]	13,373	1,263
Univision Communications Inc., Term Loan B, 4.454% 2017[3,4,5]	8,367	8,420
Univision Communications Inc. 8.50% 2021[1]	4,570	4,958
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,268
Royal Caribbean Cruises Ltd. 5.25% 2022	3,225	3,281
EchoStar DBS Corp 7.75% 2015	1,000	1,115
EchoStar DBS Corp 7.125% 2016	1,000	1,116
DISH DBS Corp. 4.625% 2017	6,875	7,167
DISH DBS Corp 7.875% 2019	700	833
DISH DBS Corp 6.75% 2021	1,350	1,507
DISH DBS Corp. 5.875% 2022	525	553
Limited Brands, Inc. 5.25% 2014	220	233
Limited Brands, Inc. 8.50% 2019	905	1,115
Limited Brands, Inc. 7.00% 2020	3,714	4,327
Limited Brands, Inc. 6.625% 2021	3,375	3,831
Limited Brands, Inc. 5.625% 2022	2,500	2,662
Needle Merger Sub Corp. 8.125% 2019[1]	10,455	10,978
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[3,4,5]	219	215
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	6,075	6,250
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,078
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	135
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,4,5]	979	937
Virgin Media Secured Finance PLC 6.50% 2018	475	508
Virgin Media Finance PLC 8.375% 2019[1]	2,175	2,441
Virgin Media Secured Finance PLC 5.25% 2021	1,175	1,233
Virgin Media Secured Finance PLC 5.375% 2021[1]	1,900	1,985
Virgin Media Finance PLC 4.875% 2022	2,125	2,162
Jaguar Land Rover PLC 7.75% 2018[1]	4,035	4,428
Jaguar Land Rover PLC 8.125% 2021[1]	2,025	2,288
Jaguar Land Rover PLC 5.625% 2023[1]	1,250	1,305
J.C. Penney Co., Inc. 5.75% 2018	5,919	5,061
J.C. Penney Co., Inc. 5.65% 2020	2,930	2,384
Michaels Stores, Inc. 11.375% 2016	1,563	1,639
Michaels Stores, Inc. 7.75% 2018	5,250	5,762
DineEquity, Inc. 9.50% 2018	5,950	6,813
Cinemark USA, Inc. 8.625% 2019	3,300	3,659
Cinemark USA, Inc. 5.125% 2022[1]	3,000	3,030
Quebecor Media Inc. 7.75% 2016	923	943
Quebecor Media Inc. 5.75% 2023[1]	5,425	5,561
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	5,150	5,369
Academy Sports 9.25% 2019[1]	4,700	5,323
Warner Music Group 11.50% 2018	2,750	3,242
Warner Music Group 13.75% 2019	1,275	1,508
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,485
Burger King Corp 0%/11.00% 2019[1,7]	4,800	4,200
PETCO Animal Supplies, Inc. 9.25% 2018[1]	3,525	3,904
Mohegan Tribal Gaming Authority 10.50% 2016[1]	250	247
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,3]	4,125	3,630
Cumulus Media Holdings Inc. 7.75% 2019	2,685	2,772
McClatchy Co. 9.00% 2022[1]	2,275	2,480
Tower Automotive Holdings 10.625% 2017[1]	2,120	2,374
NBCUniversal Enterprise, Inc. 5.25% (undated)[1]	2,335	2,371
Local T.V. Finance LLC 9.25% 2015[1,2,3]	2,267	2,295
Carmike Cinemas, Inc. 7.375% 2019	2,000	2,205
National CineMedia, LLC 6.00% 2022	1,925	2,074
Laureate Education, Inc. 9.25% 2019[1]	1,550	1,730
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,697
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,394
Tenneco Inc. 6.875% 2020	1,200	1,324
UPC Germany GmbH 9.625% 2019	€800	1,151
Lamar Media Corp. 7.875% 2018	$ 750	820
LBI Media, Inc. 8.50% 2017[1]	1,000	315
LBI Media, Inc. 13.50% 2020[1,2,3]	635	267
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,3]	530	434
		316,206

Telecommunication services 14.92%
Sprint Nextel Corp. 6.00% 2016	2,250	2,447
Sprint Nextel Corp. 8.375% 2017	9,250	10,811
Sprint Nextel Corp. 9.125% 2017	3,000	3,563
Sprint Nextel Corp. 9.00% 2018[1]	4,000	4,955
Sprint Nextel Corp. 7.00% 2020	13,250	14,641
Sprint Nextel Corp. 11.50% 2021	4,950	6,949
Sprint Nextel Corp. 6.00% 2022	5,750	5,937
Cricket Communications, Inc. 7.75% 2016	17,485	18,272
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[3,4,5]	19,000	19,145
Cricket Communications, Inc. 7.75% 2020	6,700	6,717
Wind Acquisition SA 11.75% 2017[1]	17,618	18,763
Wind Acquisition SA 11.75% 2017	€8,550	11,616
Wind Acquisition SA 7.25% 2018[1]	$5,975	6,251
Wind Acquisition SA 7.25% 2018[1]	2,000	2,088
Wind Acquisition SA 7.375% 2018	€4,075	5,412
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[1]	$12,480	13,486
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]	10,575	11,428
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,756
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[1]	9,135	10,734
MetroPCS Wireless, Inc. 6.25% 2021[1]	15,625	15,957
MetroPCS Wireless, Inc. 6.625% 2023[1]	15,625	15,996
Frontier Communications Corp. 8.125% 2018	1,250	1,431
Frontier Communications Corp. 8.50% 2020	5,775	6,569
Frontier Communications Corp. 9.25% 2021	4,525	5,215
Frontier Communications Corp. 8.75% 2022	550	615
Frontier Communications Corp. 7.125% 2023	5,375	5,462
Frontier Communications Corp. 7.625% 2024	6,000	6,188
Digicel Group Ltd. 12.00% 2014[1]	4,650	4,941
Digicel Group Ltd. 10.50% 2018[1]	1,000	1,123
Digicel Group Ltd. 8.25% 2020[1]	5,650	6,017
Digicel Group Ltd. 6.00% 2021[1]	5,450	5,436
LightSquared, Term Loan B, 12.00% 2014[2,4,5,6]	17,291	16,286
Vodafone Group PLC, Term Loan B, 6.875% 2015[2,4,5]	6,983	7,210
Vodafone Group PLC, Term Loan B, 6.25% 2016[2,4,5]	6,480	6,642
Trilogy International Partners, LLC, 10.25% 2016[1]	8,575	8,446
NII Capital Corp. 8.875% 2019	650	492
NII Capital Corp. 7.625% 2021	5,500	3,987
CenturyLink Inc., 5.625% 2020	2,675	2,741
SBA Communications Corp. 5.75% 2020[1]	2,175	2,270
Level 3 Communications, Inc. 8.125% 2019	1,150	1,271
Level 3 Communications, Inc. 11.875% 2019	750	883
tw telecom holdings inc. 5.375% 2022	500	524
Telecom Italia Capital SA 6.999% 2018	335	380
		301,053

Industrials 12.90%
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	19,055	20,436
Ply Gem Industries, Inc. 9.375% 2017	2,650	2,928
Ply Gem Industries, Inc. 8.25% 2018	15,910	17,402
CEVA Group PLC 11.625% 2016[1]	6,415	6,704
CEVA Group PLC 8.375% 2017[1]	1,750	1,811
CEVA Group PLC 11.50% 2018[1,8]	4,555	3,233
CEVA Group PLC 12.75% 2020[1,8]	11,100	5,015
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[3]	9,500	10,454
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[3]	3,700	4,314
Nortek Inc. 10.00% 2018	7,460	8,393
Nortek Inc. 8.50% 2021	4,160	4,638
BE Aerospace, Inc. 5.25% 2022	12,155	12,596
ARAMARK Corp. 8.50% 2015	8,600	8,611
ARAMARK Corp., Term Loan D, 4.00% 2019[3,4,5]	3,000	3,036
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,695	4,692
Navios Maritime Holdings Inc. 8.875% 2017	1,650	1,693
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	5,645	5,137
US Investigations Services, Inc., Term Loan B, 3.204% 2015[3,4,5]	1,043	1,024
US Investigations Services, Inc., Term Loan D, 7.75% 2015[3,4,5]	4,450	4,480
US Investigations Services, Inc. 10.50% 2015[1]	4,420	3,956
US Investigations Services, Inc. 11.75% 2016[1]	2,831	2,010
DAE Aviation Holdings, Inc. 11.25% 2015[1]	10,035	10,349
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[3,4,5]	685	692
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[3,4,5]	310	314
R.R. Donnelley & Sons Co. 7.25% 2018	2,850	3,010
R.R. Donnelley & Sons Co. 7.875% 2021	7,835	8,207
Euramax International, Inc. 9.50% 2016	10,880	10,717
JELD-WEN Escrow Corp. 12.25% 2017[1]	7,000	8,260
Esterline Technologies Corp. 6.625% 2017	1,785	1,826
Esterline Technologies Corp. 7.00% 2020	5,136	5,695
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,488
United Rentals, Inc. 7.375% 2020	1,275	1,422
United Rentals, Inc. 7.625% 2022	2,525	2,834
United Rentals, Inc. 6.125% 2023	2,500	2,687
HD Supply, Inc. 11.50% 2020	5,380	6,389
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[3,4,5]	6,130	6,168
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	249	266
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	114	117
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	28	29
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	467	510
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	245	262
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	364	402
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	22	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	2,103	2,305
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	846	967
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	1,065	1,147
Northwest Airlines, Inc., Term Loan B, 3.79% 2013[3,4,5]	671	663
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[3,4,5]	2,460	2,313
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	2,212	2,469
TransDigm Inc. 7.75% 2018	2,775	3,059
TransDigm Inc. 5.50% 2020[1]	2,000	2,095
Iron Mountain Inc. 5.75% 2024	4,750	4,768
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,393
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,345
TRAC Intermodal 11.00% 2019[1]	4,025	4,317
Watco Companies 6.375% 2023[1]	3,675	3,799
CNH Capital LLC 3.875% 2015	3,400	3,502
Brunswick Rail Finance Ltd. 6.50% 2017[1]	2,490	2,634
Brunswick Rail Finance Ltd. 6.50% 2017	700	740
Florida East Coast Railway Corp. 8.125% 2017	1,800	1,940
Milacron LLC 7.75% 2021[1]	1,575	1,636
Odebrecht Finance Ltd 5.125% 2022[1]	960	1,012
Odebrecht Finance Ltd 6.00% 2023[1]	270	304
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.204% 2014[3,4,5]	572	312
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[6]	1,385	132
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[2,6]	8,998	855
GenCorp Inc. 7.125% 2021[1]	1,000	1,060
ENA Norte Trust 4.95% 2028[1,4]	991	1,037
HDTFS Inc. 6.25% 2022	925	1,008
ADS Waste Escrow 8.25% 2020[1]	525	568
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	500	535
		260,145

Health care 9.54%
inVentiv Health Inc. 9.00% 2018[1]	8,225	8,657
inVentiv Health Inc. 10.75% 2018[1]	16,890	14,610
inVentiv Health Inc. 11.00% 2018[1]	7,685	6,648
DJO Finance LLC 9.75% 2017	3,920	4,106
DJO Finance LLC 7.75% 2018	10,800	11,070
DJO Finance LLC 9.875% 2018	2,500	2,756
Kinetic Concepts, Inc. 10.50% 2018	7,620	8,287
Kinetic Concepts, Inc. 12.50% 2019	8,215	8,174
HCA Inc. 6.375% 2015	5,705	6,126
HCA Inc., Term Loan B2, 3.534% 2017[3,4,5]	1,451	1,465
HCA Inc. 6.50% 2020	2,000	2,261
HCA Holdings Inc. 6.25% 2021	1,495	1,598
HCA Inc. 7.50% 2022	2,450	2,824
VPI Escrow Corp. 6.375% 2020[1]	12,770	13,520
PTS Acquisition Corp. 9.50% 2015[2]	5,372	5,372
PTS Acquisition Corp. 9.75% 2017	€4,445	5,902
Patheon Inc., Term Loan B1, 7.25% 2018[3,4,5]	$ 9,197	9,358
Quintiles, Term Loan B-2, 4.50% 2018[3,4,5]	8,977	9,095
VWR Funding, Inc. 7.25% 2017[1]	8,070	8,584
Centene Corp. 5.75% 2017	7,280	7,844
Symbion Inc. 8.00% 2016	7,235	7,687
Bausch & Lomb Inc. 9.875% 2015	6,510	6,770
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[1]	5,500	6,449
Surgical Care Affiliates, Inc. 8.875% 2015[1]	3,703	3,777
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,909
Tenet Healthcare Corp. 6.75% 2020	3,185	3,436
Tenet Healthcare Corp. 4.50% 2021[1]	1,950	1,916
Grifols Inc. 8.25% 2018	4,535	5,011
Multiplan Inc. 9.875% 2018[1]	3,655	4,080
Rotech Healthcare Inc. 10.50% 2018	7,315	3,950
Merge Healthcare Inc 11.75% 2015	2,915	3,114
INC Research LLC 11.50% 2019[1]	2,445	2,634
Accellent Inc. 8.375% 2017	2,000	2,135
HealthSouth Corp. 5.75% 2024	780	786
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	462
		192,373

Materials 8.62%
Reynolds Group Inc. 8.50% 2018	645	681
Reynolds Group Inc. 7.125% 2019	740	798
Reynolds Group Inc. 7.875% 2019	355	393
Reynolds Group Inc. 9.875% 2019	4,425	4,862
Reynolds Group Inc. 5.75% 2020	23,075	23,565
Inmet Mining Corp. 8.75% 2020[1]	14,560	16,162
Inmet Mining Corp. 7.50% 2021[1]	6,090	6,608
ArcelorMittal 5.00% 2017[3]	2,275	2,384
ArcelorMittal 10.35% 2019[3]	500	632
ArcelorMittal 6.00% 2021[3]	2,565	2,703
ArcelorMittal 6.75% 2022[3]	3,760	4,119
ArcelorMittal 7.25% 2041[3]	10,715	10,707
FMG Resources 6.00% 2017[1]	9,005	9,298
FMG Resources 6.875% 2018[1]	400	422
FMG Resources 8.25% 2019[1]	3,925	4,254
CEMEX Finance LLC 9.50% 2016[1]	2,300	2,501
CEMEX Finance LLC 9.375% 2022[1]	8,125	9,486
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[3,4,5]	5,390	5,468
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 5.75% 2021	€1,000	1,317
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[1]	$ 2,605	2,752
Georgia Gulf Corp. 4.625% 2021[1]	350	357
Georgia Gulf Corp. 4.875% 2023[1]	7,320	7,476
JMC Steel Group Inc. 8.25% 2018[1]	6,300	6,709
Newpage Corp., Term Loan B, 7.75% 2019[3,4,5]	5,626	5,771
Ball Corp. 7.125% 2016	1,350	1,433
Ball Corp. 5.75% 2021	835	906
Ball Corp. 5.00% 2022	3,000	3,135
Consolidated Minerals Ltd. 8.875% 2016[1]	4,865	4,731
PQ Corp. 8.75% 2018[1]	3,840	4,109
Ryerson Inc. 9.00% 2017[1]	2,775	3,042
Ryerson Inc. 11.25% 2018[1]	975	1,016
Sibur Securities Ltd. 3.914% 2018[1]	4,050	3,987
Mirabela Nickel Ltd. 8.75% 2018[1]	4,225	3,898
MacDermid 9.50% 2017[1]	3,675	3,817
Cliffs Natural Resources Inc. 3.95% 2018	3,615	3,635
Taminco Global Chemical Corp. 9.75% 2020[1]	2,855	3,190
Packaging Dynamics Corp. 8.75% 2016[1]	2,890	3,031
Walter Energy, Inc. 9.875% 2020[1]	2,425	2,643
Walter Energy, Inc. 8.50% 2021[1]	350	360
Smurfit Capital Funding PLC 7.50% 2025	665	735
Ardagh Packaging Finance 4.875% 2022[1]	475	470
Sealed Air Corp. 5.25% 2023[1]	350	352
		173,915

Energy 8.36%
NGPL PipeCo LLC 7.119% 2017[1]	600	642
NGPL PipeCo LLC 9.625% 2019[1]	15,750	17,719
Peabody Energy Corp. 6.00% 2018	8,265	8,813
Peabody Energy Corp. 6.25% 2021	5,350	5,591
Alpha Natural Resources, Inc. 9.75% 2018	7,000	7,543
Alpha Natural Resources, Inc. 6.00% 2019	2,470	2,291
Alpha Natural Resources, Inc. 6.25% 2021	3,625	3,281
QGOG Constellation S.A. 6.25% 2019[1]	10,950	11,580
CONSOL Energy Inc. 8.00% 2017	3,345	3,621
CONSOL Energy Inc. 8.25% 2020	6,500	7,231
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,746
Laredo Petroleum, Inc. 7.375% 2022	2,000	2,200
Teekay Corp. 8.50% 2020	8,543	9,280
Transocean Inc. 5.05% 2016	1,100	1,223
Transocean Inc. 6.375% 2021	6,440	7,515
Transocean Inc. 7.35% 2041	305	370
Energy Transfer Partners, L.P. 7.50% 2020	7,025	8,131
Sabine Pass Liquefaction, LLC 5.625% 2021[1]	7,500	7,791
PDC Energy Inc. 7.75% 2022[1]	7,000	7,455
Arch Coal, Inc. 7.00% 2019	4,700	4,265
Arch Coal, Inc. 7.25% 2021	3,500	3,159
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	6,900	7,417
Denbury Resources Inc. 8.25% 2020	1,096	1,233
Denbury Resources Inc. 4.625% 2023	4,375	4,227
MarkWest Energy Partners, LP 4.50% 2023	5,000	4,900
Concho Resources Inc. 7.00% 2021	3,700	4,088
Petrobras International Finance Co. 5.75% 2020	1,090	1,207
Petrobras International Finance Co. 5.375% 2021	2,535	2,750
Access Midstream Partners, L.P. 4.875% 2023	3,225	3,189
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[3]	2,135	2,280
Continental Resources Inc. 7.375% 2020	275	311
Continental Resources Inc. 7.125% 2021	1,500	1,706
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	1,710	1,890
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,4]	1,646	1,708
Gazprom OJSC, Series 9, 6.51% 2022	1,400	1,624
Reliance Holdings Ltd. 5.40% 2022[1]	1,005	1,123
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	805	907
Transportadora de Gas Internacional 5.70% 2022[1]	500	547
		168,554

Financials 8.17%
Realogy Corp., Letter of Credit, 4.50% 2016[3,4,5]	1,114	1,117
Realogy Corp. 7.875% 2019[1]	11,850	13,035
Realogy Corp., Term Loan B, 4.50% 2020[3,4,5]	11,392	11,566
Realogy Corp. 7.625% 2020[1]	750	849
Realogy Corp. 9.00% 2020[1]	1,750	2,043
CIT Group Inc., Series C, 4.75% 2015[1]	5,565	5,843
CIT Group Inc. 4.25% 2017	2,500	2,625
CIT Group Inc. 5.00% 2017	14,800	15,947
CIT Group Inc., Series C, 5.50% 2019[1]	2,250	2,481
International Lease Finance Corp. 4.875% 2015	12,475	13,130
International Lease Finance Corp. 8.625% 2015	1,350	1,541
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[3]	5,500	5,742
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[3]	7,550	7,843
iStar Financial Inc., Term Loan B, 4.50% 2017[3,4,5]	10,784	10,912
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,672
Springleaf Finance Corp., Term Loan B, 5.50% 2017[3,4,5]	8,730	8,802
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,720
Developers Diversified Realty Corp. 7.50% 2017	870	1,035
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,752
Royal Bank of Scotland Group PLC 4.70% 2018	3,555	3,584
RBS Capital Trust II 6.425% noncumulative trust (undated)[3]	1,685	1,495
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,3,6]	1,265	1,221
HBOS PLC 6.75% 2018[1]	2,420	2,703
HBOS PLC 6.00% 2033[1]	3,627	3,505
Hospitality Properties Trust 6.30% 2016	295	328
Hospitality Properties Trust 5.625% 2017	905	996
Hospitality Properties Trust 6.70% 2018	325	373
Hospitality Properties Trust 5.00% 2022	4,000	4,273
Prologis, Inc. 7.625% 2014	1,000	1,081
Prologis, Inc. 6.625% 2018	1,570	1,891
Prologis, Inc. 7.375% 2019	1,125	1,411
Prologis, Inc. 6.875% 2020	625	769
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,3]	2,005	2,531
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,3]	1,300	1,820
MetLife Inc., junior subordinated 10.75% 2069[3]	500	779
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,3]	1,815	1,879
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,3]	1,820	2,129
Host Hotels & Resorts LP 5.875% 2019	25	28
Host Hotels & Resorts LP 6.00% 2021	2,750	3,193
FelCor Lodging Trust Inc. 5.625% 2023[1]	3,125	3,191
Crescent Resources 10.25% 2017[1]	2,695	2,964
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,577
Synovus Financial Corp. 7.875% 2019	2,105	2,400
Unum Group 7.125% 2016	1,225	1,446
Unum Group 5.625% 2020	330	383
American Tower Corp. 7.00% 2017	1,500	1,786
Allstate Corp., Series B, junior subordinated 6.125% 2067[3]	405	434
		164,825

Information technology 6.26%
First Data Corp. 9.875% 2015	1,567	1,622
First Data Corp. 9.875% 2015	1,034	1,070
First Data Corp. 11.25% 2016	19,995	20,195
First Data Corp., Term Loan D, 5.204% 2017[3,4,5]	6,737	6,795
First Data Corp. 7.375% 2019[1]	2,950	3,153
First Data Corp. 6.75% 2020[1]	1,275	1,336
First Data Corp. 8.25% 2021[1]	5,885	6,150
First Data Corp. 12.625% 2021	9,429	10,266
First Data Corp. 8.75% 2022[1,2,3]	8,154	8,664
SRA International, Inc., Term Loan B, 6.50% 2018[3,4,5]	14,378	14,378
SRA International, Inc. 11.00% 2019	7,835	8,266
Freescale Semiconductor, Inc. 10.125% 2016	346	357
Freescale Semiconductor, Inc. 9.25% 2018[1]	5,350	5,898
Freescale Semiconductor, Inc. 10.125% 2018[1]	4,863	5,410
SunGard Data Systems Inc. 7.375% 2018	4,525	4,864
SunGard Data Systems Inc. 7.625% 2020	3,650	3,974
NXP BV and NXP Funding LLC 3.054% 2013[3]	75	75
NXP BV and NXP Funding LLC 9.75% 2018[1]	6,616	7,575
Serena Software, Inc. 10.375% 2016	4,795	4,891
Hughes Satellite Systems Corp. 6.50% 2019	1,350	1,488
Hughes Satellite Systems Corp. 7.625% 2021	2,325	2,671
Jabil Circuit, Inc. 8.25% 2018	2,270	2,741
Jabil Circuit, Inc. 5.625% 2020	1,000	1,065
Lawson Software, Inc. 9.375% 2019	3,000	3,416
		126,320

Consumer staples 2.74%
Rite Aid Corp. 10.25% 2019	8,995	10,412
Rite Aid Corp. 8.00% 2020	1,075	1,220
Marfrig Holdings (Europe) BV 9.875% 2017[1]	8,700	8,504
Marfrig Overseas Ltd. 9.50% 2020[1]	925	879
Marfrig Overseas Ltd. 9.50% 2020	425	404
Albertson’s, Inc. 7.25% 2013	460	465
SUPERVALU Inc. 7.50% 2014	1,725	1,740
Albertson’s Inc., Term Loan B, 5.75% 2016[3,4,5]	2,500	2,546
SUPERVALU Inc., Term Loan B, 6.25% 2019[3,4,5]	2,625	2,674
Stater Bros. Holdings Inc. 7.75% 2015	2,950	2,965
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,657
Smithfield Foods, Inc. 7.75% 2017	3,525	4,102
Monte Corp. 7.625% 2019	3,375	3,518
C&S Group Enterprises LLC 8.375% 2017[1]	3,040	3,253
Cott Beverages Inc. 8.125% 2018	2,675	2,936
Constellation Brands, Inc. 6.00% 2022	2,225	2,442
BFF International Ltd. 7.25% 2020[1]	2,000	2,380
Spectrum Brands Inc. 9.50% 2018	1,825	2,076
		55,173

Utilities 2.73%
TXU, Term Loan, 4.702% 2017[3,4,5]	14,696	10,471
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[1]	15,230	11,461
AES Corp. 7.75% 2015	500	564
AES Corp. 8.00% 2017	5,500	6,497
AES Corp. 8.00% 2020	3,000	3,570
AES Corp. 7.375% 2021	850	990
Intergen Power 9.00% 2017[1]	6,775	6,690
NRG Energy, Inc. 6.625% 2023[1]	5,000	5,325
CMS Energy Corp. 8.75% 2019	2,150	2,914
CMS Energy Corp. 5.05% 2022	1,900	2,198
NV Energy, Inc 6.25% 2020	3,700	4,490
		55,170

Bonds & notes of governments outside the U.S. 0.99%
Hungarian Government 4.75% 2015	750	755
Hungarian Government 4.125% 2018	1,320	1,257
Hungarian Government 3.875% 2020	€1,000	1,150
Hungarian Government 6.25% 2020	$1,600	1,642
Hungarian Government 6.375% 2021	1,150	1,190
Hungarian Government 5.375% 2023	3,100	2,923
Hungarian Government 7.625% 2041	500	512
Croatian Government 6.25% 2017[1]	2,180	2,341
Croatian Government 6.375% 2021	1,500	1,621
Croatian Government 5.50% 2023[1]	1,915	1,916
Brazil (Federal Republic of) 6.00% 2045[9]	BRL4,400	2,892
Greek Government 2.00%/4.30% 2023[7]	€180	111
Greek Government 2.00%/4.30% 2024[7]	180	106
Greek Government 2.00%/4.30% 2025[7]	180	101
Greek Government 2.00%/4.30% 2026[7]	180	96
Greek Government 2.00%/4.30% 2027[7]	180	93
Greek Government 2.00%/4.30% 2028[7]	180	90
Greek Government 2.00%/4.30% 2029[7]	180	88
Greek Government 2.00%/4.30% 2030[7]	180	87
Greek Government 2.00%/4.30% 2031[7]	180	85
Greek Government 2.00%/4.30% 2032[7]	180	85
Greek Government 2.00%/4.30% 2033[7]	180	85
Greek Government 2.00%/4.30% 2034[7]	180	84
Greek Government 2.00%/4.30% 2035[7]	180	83
Greek Government 2.00%/4.30% 2036[7]	180	83
Greek Government 2.00%/4.30% 2037[7]	180	84
Greek Government 2.00%/4.30% 2038[7]	180	83
Greek Government 2.00%/4.30% 2039[7]	180	83
Greek Government 2.00%/4.30% 2040[7]	180	83
Greek Government 2.00%/4.30% 2041[7]	180	83
Greek Government 2.00%/4.30% 2042[7]	180	83
		19,975

U.S. Treasury bonds & notes 0.07%
U.S. Treasury 0.125% 2013	$1,500	1,500

Municipals 0.04%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	875	885
Total bonds, notes & other debt instruments (cost: $1,754,510,000)		1,836,094

Convertible securities 0.15%
	Shares or
Information technology 0.11%	principal amount
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,143

Consumer discretionary 0.04%
Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,8]	4,984	895
Total convertible securities (cost: $2,365,000)		3,038

Preferred securities 0.26%
Financials 0.26%	Shares
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	85,000	2,420
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,510
Citigroup Inc. 6.95% preferred	48,000	1,207
Total preferred securities (cost: $4,161,000)		5,137

Common stocks 1.14%
Industrials 0.76%
Beech Holdings, LLC[8,10,11]	2,213,996	15,144
Nortek, Inc.[10]	2,850	203
Atrium Corp.[1,8,10]	361	12
ACF Industries Holding Corp.[8,10]	651	—
		15,359

Consumer discretionary 0.20%
Cooper-Standard Holdings Inc.[10]	88,808	3,694
American Media, Inc.[1,8,10]	87,470	243
Adelphia Recovery Trust, Series ACC-6B8,10	1,000,000	30
Adelphia Recovery Trust, Series ACC-1[8,10]	449,306	1
Adelphia Recovery Trust, Series Arahova[8,10]	388,601	—
Five Star Travel Corp.[1,8,10]	7,285	2
		3,970

Materials 0.15%
NewPage Holdings Inc.[8,10,11]	26,880	2,922

Financials 0.03%
Bank of America Corp.	60,000	731

Information technology 0.00%
Remark Media, Inc.[1,8,10]	2,236	3
Total common stocks (cost: $35,617,000)		22,985

Rights & warrants 0.01%

Consumer discretionary 0.01%
Cooper-Standard Holdings Inc., warrants, expire 2017[10]	13,289	219
Liberman Broadcasting, Inc., warrant, expires 2022[8,10,11]	1	—
Revel Holdings, Inc., warrants, expire 2021[1,8,10]	5,250	—
Total rights & warrants (cost: $165,000)		219

	Principal amount
Short-term securities 3.00%	(000)
Freddie Mac 0.13%–0.16% due 8/1–10/22/2013	$17,500	17,491
Fannie Mae 0.10% due 7/1/2013	12,600	12,596
Coca-Cola Co. 0.15% due 7/12/2013[1]	12,600	12,596
Chevron Corp. 0.10% due 4/11/2013[1]	8,600	8,600
National Rural Utilities Cooperative Finance Corp. 0.14% due 4/9/2013	5,800	5,800
Abbott Laboratories 0.11% due 4/23/2013[1]	3,500	3,500

Total short-term securities (cost: $60,579,000)		60,583
Total investment securities (cost: $1,857,397,000)		1,928,056
Other assets less liabilities		89,204
Net assets		$2,017,260

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Euros	4/4/2013	Bank of New York Mellon	$3,132	€2,400	$ 56
Euros	4/8/2013	JPMorgan Chase	$1,140	€875	18
					$74

[1] Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $669,985,000, which represented 33.21% of the net assets of the fund.
[2] Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[3] Coupon rate may change periodically.
[4] Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5] Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $192,532,000, which represented 9.54% of the net assets of the fund.
[6] Scheduled interest and/or principal payment was not received.
[7] Step bond; coupon rate will increase at a later date.
[8] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,500,000, which represented 1.36% of the net assets of the fund.
[9] Index-linked bond whose principal amount moves with a government price index.

10 Security did not produce income during the last 12 months.

11 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Beech Holdings, LLC	1/26/2009–2/15/2013	$ 25,196	$ 15,144.75%
NewPage Holdings Inc.	9/17/2009–9/9/2011	5,610	2,922.15
Liberman Broadcasting, Inc., warrant, expires 2022	12/31/2012	—	—	.00
Total restricted securities		$30,806	$18,066.90%

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 129,217
Gross unrealized depreciation on investment securities	(64,211)
Net unrealized appreciation on investment securities	65,006
Cost of investment securities for federal income tax purposes	1,863,050

Key to abbreviation and symbol

BRL = Brazilian reais

€ = Euros

Mortgage FundSM

Investment portfolio

March 31, 2013

unaudited

Bonds, notes & other debt instruments 85.58%
Mortgage-backed obligations 78.04%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 74.86%	(000)	(000)
Fannie Mae 2.50% 2027	$ 3,844	$ 3,994
Fannie Mae 2.50% 2027	533	554
Fannie Mae 2.50% 2027	186	193
Fannie Mae 2.50% 2027	89	93
Fannie Mae 2.00% 2028[2]	1,975	1,993
Fannie Mae 2.00% 2028[2]	1,700	1,720
Fannie Mae 2.50% 2028[2]	2,500	2,589
Fannie Mae 3.00% 2028[2]	11,075	11,630
Fannie Mae 3.50% 2028[2]	6,650	7,051
Fannie Mae 3.528% 2040[3]	570	607
Fannie Mae 4.186% 2040[3]	915	976
Fannie Mae 3.462% 2041[3]	378	400
Fannie Mae 3.558% 2041[3]	359	380
Fannie Mae 3.77% 2041[3]	507	540
Fannie Mae 4.00% 2041	1,278	1,364
Fannie Mae 4.00% 2041	343	366
Fannie Mae 2.496% 2042[3]	576	605
Fannie Mae 3.50% 2042	1,131	1,195
Fannie Mae 4.00% 2042	1,823	1,952
Fannie Mae 2.522% 2043[3]	356	369
Fannie Mae 3.00% 2043[2]	2,000	2,063
Fannie Mae 3.50% 2043[2]	6,000	6,337
Fannie Mae 4.00% 2043[2]	8,100	8,638
Fannie Mae 4.50% 2043[2]	2,525	2,724
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017	150	152
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	150	153
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	119	122
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	225	230
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	200	208
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	100	106
Freddie Mac 3.00% 2026	273	287
Freddie Mac 2.50% 2027	1,405	1,457
Freddie Mac 5.00% 2034	6,157	6,654
Freddie Mac 4.50% 2036	4,165	4,465
Freddie Mac 5.50% 2037	85	92
Freddie Mac 5.00% 2038	823	887
Freddie Mac 5.50% 2038	1,235	1,338
Freddie Mac 5.50% 2038	360	390
Freddie Mac 5.50% 2038	246	267
Freddie Mac 5.50% 2038	227	246
Freddie Mac 5.50% 2038	196	212
Freddie Mac 5.50% 2038	105	113
Freddie Mac 3.791% 2039[3]	385	411
Freddie Mac 5.50% 2039	2,763	2,993
Freddie Mac 5.50% 2039	813	881
Freddie Mac 4.50% 2040	755	808
Freddie Mac 4.50% 2040	389	416
Freddie Mac 4.50% 2040	137	146
Freddie Mac 2.563% 2042[3]	258	268
Freddie Mac 4.00% 2042	1,212	1,308
Freddie Mac 4.50% 2042	1,055	1,129
Freddie Mac 3.50% 2043[2]	1,050	1,105
Freddie Mac 4.00% 2043[2]	8,925	9,488
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	95	96
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018	148	151
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	146	153
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	200	210
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	75	79
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	150	152
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	125	130
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	47	49
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	146	148
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	200	211
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022	174	176
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022	175	179
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	175	176
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	150	151
Government National Mortgage Assn. 2.50% 2027	296	308
Government National Mortgage Assn. 2.50% 2027	295	307
Government National Mortgage Assn. 4.00% 2039	944	1,002
Government National Mortgage Assn. 6.00% 2039	1,436	1,622
Government National Mortgage Assn. 4.00% 2040	578	613
Government National Mortgage Assn. 5.50% 2040	9,628	10,755
Government National Mortgage Assn. 4.50% 2041	309	338
Government National Mortgage Assn. 5.00% 2041	5,018	5,474
Government National Mortgage Assn. 5.00% 2041	2,749	2,907
Government National Mortgage Assn. 6.50% 2041	2,952	3,367
Government National Mortgage Assn. 3.00% 2042	617	645
Government National Mortgage Assn. 3.50% 2042	626	655
Government National Mortgage Assn. 4.00% 2042	141	150
Government National Mortgage Assn. 3.50% 2043[2]	2,825	3,040
Government National Mortgage Assn. 3.50% 2043[2]	1,125	1,203
Government National Mortgage Assn. 4.00% 2043[2]	2,250	2,453
Government National Mortgage Assn. 4.00% 2043[2]	1,200	1,298
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	6,157	6,760
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	225	243
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,028	2,185
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.754% 2048[3,4]	721	723
		142,774

Other mortgage-backed securities[1] 3.18%
UBS AG 1.875% 2015[4]	200	205
UBS AG 0.75% 2016[4]	225	225
UBS AG 2.25% 2017[4]	200	209
Bank of Nova Scotia 1.25% 2014[4]	200	203
Bank of Nova Scotia 1.75% 2017[4]	200	207
Bank of Nova Scotia 1.95% 2017[4]	200	208
Westpac Banking Corp. 1.375% 2015[4]	200	203
Westpac Banking Corp. 2.45% 2016[4]	200	211
Westpac Banking Corp. 1.25% 2017[4]	200	200
Bank of Montreal 1.30% 2014[4]	250	254
Bank of Montreal 1.95% 2017[4]	250	260
Commonwealth Bank of Australia 0.75% 2016[4]	250	250
Commonwealth Bank of Australia 2.25% 2017[4]	250	260
Swedbank AB 2.125% 2016[4]	200	208
Swedbank AB 1.375% 2018[4]	225	225
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	250	263
National Bank of Canada 2.20% 2016[4]	250	262
Barclays Bank PLC 2.25% 2017[4]	250	261
Caisse Centrale Desjardins 1.60% 2017[4]	250	257
Stadshypotek AB 1.875% 2019[4]	250	251
National Australia Bank 1.25% 2018[4]	250	250
DnB NOR ASA 1.45% 2019[4]	225	226
Credit Suisse Group AG 2.60% 2016[4]	200	211
Sparebank 1 Boligkreditt AS 2.30% 2017[4]	200	209
Nordea Eiendomskreditt AS 2.125% 2017[4]	200	208
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	200	201
Northern Rock PLC 5.625% 2017[4]	125	146
		6,073

Total mortgage-backed obligations		148,847

Federal agency bonds & notes 6.36%
Federal Home Loan Bank 1.875% 2013	7,425	7,454
Federal Home Loan Bank, Series 2816, 1.00% 2017	2,970	3,012
Federal Home Loan Bank 1.00% 2017	150	150
Federal Home Loan Bank 4.125% 2020	850	1,000
Freddie Mac 1.75% 2015	500	517
		12,133

Municipals 0.93%
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042	348	347
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043	325	322
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	245	259
State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043	250	249
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	215	245
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1N, 3.00% 2043	175	185
State of Illinois, Housing Development Authority, Single-family Mortgage Revenue Bonds,
Series 2013-A, 2.45% 2043	175	175
		1,782

U.S. Treasury inflation-protected security 0.25%
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	443	471
Total bonds, notes & other debt instruments (cost: $161,492,000)		163,233

	Principal amount	Value
Short-term securities 47.13%	(000)	(000)
Chevron Corp. 0.09%–0.10% due 4/11–4/29/2013[4]	$8,000	$ 8,000
John Deere Credit Ltd. 0.12% due 4/3–5/8/2013[4]	8,000	7,999
National Rural Utilities Cooperative Finance Corp. 0.13%–0.15% due 4/3–5/21/2013	8,000	7,999
Emerson Electric Co. 0.11%–0.13% due 4/24–6/24/2013[4]	8,000	7,999
Chariot Funding, LLC 0.18% due 6/6/2013[4]	8,000	7,998
Abbott Laboratories 0.11%–0.12% due 4/16–4/30/2013[4]	7,700	7,700
Wells Fargo & Co. 0.17% due 6/6/2013	4,000	3,998
Variable Funding Capital Company LLC 0.17% due 4/1/2013[4]	2,700	2,700
Coca-Cola Co. 0.15%–0.20% due 4/15–7/12/2013[4]	5,200	5,199
Pfizer Inc 0.08% due 4/11/2013[4]	5,000	5,000
PepsiCo Inc. 0.08% due 5/24/2013[4]	4,200	4,199
Wal-Mart Stores, Inc. 0.10% due 4/9/2013[4]	4,000	4,000
Procter & Gamble Co. 0.10% due 4/11/2013[4]	4,000	4,000
Regents of the University of California 0.13% due 5/6/2013	3,500	3,499
Private Export Funding Corp. 0.26% due 4/19/2013[4]	2,700	2,700
Google Inc. 0.09% due 4/4/2013[4]	2,500	2,500
Paccar Financial Corp. 0.14% due 5/30/2013	2,300	2,299
Medtronic Inc. 0.17% due 5/9/2013[4]	1,900	1,900
Fannie Mae 0.12% due 8/19/2013	200	200

Total short-term securities (cost: $89,888,000)		89,889
Total investment securities (cost: $251,380,000)		253,122
Other assets less liabilities		(62,390)
Net assets		$190,732

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 A portion or all of the security purchased on a TBA basis.

3 Coupon rate may change periodically.

4 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $78,690,000, which represented 41.26% of the net assets of the fund.

5 Index-linked bond whose principal amount moves with a government price index.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,846
Gross unrealized depreciation on investment securities	(107)
Net unrealized appreciation on investment securities	1,739
Cost of investment securities for federal income tax purposes	251,383

Key to abbreviation

TBA = To be announced

U.S. Government/AAA-Rated
Securities FundSM

Investment portfolio

March 31, 2013

unaudited

Bonds, notes & other debt instruments 86.86%
	Principal amount	Value
Federal agency mortgage-backed obligations[1] 49.92%	(000)	(000)
Fannie Mae 3.308% 2017[2]	$ 2,027	$ 2,209
Fannie Mae 6.00% 2021	1,105	1,234
Fannie Mae 2.50% 2022	23,017	24,113
Fannie Mae 2.50% 2022	9,453	9,903
Fannie Mae 2.50% 2022	8,902	9,326
Fannie Mae 2.50% 2023	32,709	34,236
Fannie Mae 3.50% 2025	8,159	8,655
Fannie Mae 3.50% 2026	331	351
Fannie Mae 2.50% 2027	52,653	54,699
Fannie Mae 2.50% 2027	10,412	10,842
Fannie Mae 2.50% 2027	4,910	5,103
Fannie Mae 2.50% 2027	4,735	4,919
Fannie Mae 2.50% 2027	2,705	2,813
Fannie Mae 2.50% 2027	2,363	2,454
Fannie Mae 2.50% 2027	1,821	1,891
Fannie Mae 2.50% 2027	1,299	1,351
Fannie Mae 2.50% 2027	779	810
Fannie Mae 2.50% 2027	525	545
Fannie Mae 2.00% 2028[3]	75,750	76,620
Fannie Mae 2.00% 2028[3]	8,110	8,184
Fannie Mae 2.50% 2028[3]	68,460	70,888
Fannie Mae 3.00% 2028[3]	75,384	79,162
Fannie Mae 3.00% 2028[3]	67,547	71,037
Fannie Mae 3.50% 2028[3]	23,950	25,395
Fannie Mae 6.50% 2028	1,780	1,987
Fannie Mae 4.821% 2036[2]	637	677
Fannie Mae 2.601% 2037[2]	717	767
Fannie Mae 2.694% 2037[2]	251	269
Fannie Mae 6.00% 2037	4,505	4,935
Fannie Mae 6.00% 2037	4,398	4,830
Fannie Mae 6.00% 2037	1,569	1,721
Fannie Mae 6.00% 2037	1,335	1,465
Fannie Mae 6.00% 2037	1,185	1,300
Fannie Mae 6.00% 2037	250	275
Fannie Mae 6.00% 2037	156	171
Fannie Mae 6.50% 2037	341	378
Fannie Mae 6.50% 2037	164	182
Fannie Mae 7.00% 2037	459	516
Fannie Mae 7.00% 2037	136	153
Fannie Mae 2.594% 2038[2]	1,425	1,534
Fannie Mae 5.50% 2038	1,275	1,391
Fannie Mae 6.00% 2038	25,053	27,515
Fannie Mae 6.00% 2038	14,843	16,281
Fannie Mae 6.00% 2038	464	505
Fannie Mae 6.00% 2038	426	467
Fannie Mae 3.586% 2039[2]	1,934	2,047
Fannie Mae 6.00% 2039	11,744	12,881
Fannie Mae 2.605% 2040[2]	16,680	17,464
Fannie Mae 4.00% 2040	12,823	13,988
Fannie Mae 4.186% 2040[2]	1,615	1,723
Fannie Mae 4.399% 2040[2]	2,555	2,730
Fannie Mae 4.50% 2040	3,200	3,454
Fannie Mae 4.50% 2040	2,144	2,314
Fannie Mae 4.50% 2040	628	690
Fannie Mae 5.00% 2040	705	788
Fannie Mae 6.00% 2040	2,649	2,905
Fannie Mae 3.558% 2041[2]	2,487	2,633
Fannie Mae 3.77% 2041[2]	5,659	6,025
Fannie Mae 4.00% 2041	18,408	19,645
Fannie Mae 4.00% 2041	16,066	17,206
Fannie Mae 4.00% 2041	14,052	14,993
Fannie Mae 4.00% 2041	3,825	4,081
Fannie Mae 4.00% 2041	2,641	2,817
Fannie Mae 4.50% 2041	7,225	7,801
Fannie Mae 4.50% 2041	4,780	5,287
Fannie Mae 4.50% 2041	3,258	3,516
Fannie Mae 4.50% 2041	1,828	2,007
Fannie Mae 5.00% 2041	2,080	2,338
Fannie Mae 5.00% 2041	1,564	1,759
Fannie Mae 5.00% 2041	983	1,105
Fannie Mae 5.00% 2041	667	750
Fannie Mae 5.00% 2041	629	707
Fannie Mae 5.00% 2041	519	584
Fannie Mae 2.496% 2042[2]	3,245	3,409
Fannie Mae 2.952% 2042[2]	7,920	8,330
Fannie Mae 3.50% 2042	12,748	13,474
Fannie Mae 3.50% 2042	8,761	9,288
Fannie Mae 3.50% 2042	8,552	9,068
Fannie Mae 3.50% 2042	7,016	7,439
Fannie Mae 3.50% 2042	6,546	6,943
Fannie Mae 3.50% 2042	3,717	3,954
Fannie Mae 4.00% 2042	12,631	13,778
Fannie Mae 4.00% 2042	10,064	10,977
Fannie Mae 4.00% 2042	2,646	2,835
Fannie Mae 4.00% 2042	1,823	1,952
Fannie Mae 2.522% 2043[2]	5,299	5,492
Fannie Mae 3.00% 2043[3]	18,000	18,571
Fannie Mae 3.50% 2043[3]	94,050	99,340
Fannie Mae 3.50% 2043[3]	90,875	95,760
Fannie Mae 4.00% 2043[3]	210,595	224,580
Fannie Mae 4.00% 2043[3]	21,993	23,426
Fannie Mae 5.50% 2043[3]	6,240	6,806
Fannie Mae 6.00% 2043[3]	8,640	9,468
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017	2,375	2,419
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,333	1,364
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	2,300	2,347
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	2,350	2,441
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	2,000	2,128
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	40	40
Fannie Mae, Series 2001-4, Class GA, 9.594% 2025[2]	7	8
Fannie Mae, Series 2001-4, Class NA, 11.083% 2025[2]	39	43
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	620	587
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,193	1,314
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	727	816
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	149	173
Freddie Mac 5.00% 2023	144	154
Freddie Mac 5.50% 2024	5,804	6,242
Freddie Mac 6.00% 2026	1,109	1,231
Freddie Mac 6.00% 2027	2,486	2,761
Freddie Mac 4.50% 2029	1,538	1,665
Freddie Mac 2.728% 2035[2]	494	529
Freddie Mac 4.50% 2036	857	917
Freddie Mac 5.874% 2036[2]	2,082	2,201
Freddie Mac 2.36% 2037[2]	172	183
Freddie Mac 5.50% 2037	909	985
Freddie Mac 5.50% 2037	102	111
Freddie Mac 2.808% 2038[2]	591	632
Freddie Mac 4.817% 2038[2]	1,599	1,702
Freddie Mac 5.50% 2038	32,347	35,038
Freddie Mac 5.50% 2038	12,762	13,824
Freddie Mac 5.50% 2038	5,536	5,996
Freddie Mac 5.50% 2038	1,511	1,641
Freddie Mac 5.50% 2038	1,487	1,611
Freddie Mac 5.50% 2038	664	720
Freddie Mac 5.50% 2038	296	321
Freddie Mac 5.50% 2038	274	297
Freddie Mac 5.50% 2038	236	256
Freddie Mac 4.50% 2039	7,410	7,930
Freddie Mac 4.50% 2039	6,603	7,066
Freddie Mac 4.50% 2039	2,623	2,807
Freddie Mac 4.50% 2039	2,385	2,552
Freddie Mac 4.50% 2039	1,390	1,488
Freddie Mac 4.50% 2039	770	824
Freddie Mac 4.00% 2040	4,723	5,022
Freddie Mac 4.50% 2040	2,353	2,519
Freddie Mac 4.50% 2040	2,177	2,331
Freddie Mac 4.50% 2040	605	647
Freddie Mac 5.00% 2040	6,985	7,580
Freddie Mac 3.268% 2041[2]	11,379	12,008
Freddie Mac 3.412% 2041[2]	3,019	3,193
Freddie Mac 4.50% 2041	9,176	9,838
Freddie Mac 4.50% 2041	4,262	4,569
Freddie Mac 4.50% 2041	3,212	3,444
Freddie Mac 4.50% 2041	2,312	2,478
Freddie Mac 4.50% 2041	1,674	1,795
Freddie Mac 4.50% 2041	1,655	1,771
Freddie Mac 4.50% 2041	814	873
Freddie Mac 4.50% 2041	805	863
Freddie Mac 5.00% 2041	4,860	5,427
Freddie Mac 5.00% 2041	2,178	2,418
Freddie Mac 2.261% 2042[2]	3,394	3,533
Freddie Mac 2.563% 2042[2]	3,831	3,981
Freddie Mac 2.583% 2042[2]	1,940	2,037
Freddie Mac 4.50% 2042	15,831	16,941
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	3,500	3,559
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	2,231	2,265
Freddie Mac, Series 2356, Class GD, 6.00% 2016	332	354
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	1,730	1,815
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	2,000	2,097
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	1,800	1,895
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	2,019	2,195
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	2,375	2,413
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	1,425	1,462
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,000	1,039
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	1,768	1,858
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,313	1,394
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	2,077	2,218
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	2,117	2,254
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	1,653	1,789
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	8,169	8,295
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	2,325	2,448
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	8,540	8,539
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	2,375	2,383
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	11,755	11,815
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	8,655	8,727
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	2,830	2,898
Freddie Mac, Series 1567, Class A, 0.65% 2023[2]	142	143
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	829	776
Freddie Mac, Series 3233, Class PA, 6.00% 2036	744	827
Government National Mortgage Assn. 3.00% 2026	14,911	15,916
Government National Mortgage Assn. 3.00% 2026	5,786	6,176
Government National Mortgage Assn. 2.50% 2027	1,782	1,858
Government National Mortgage Assn. 2.50% 2027	1,775	1,851
Government National Mortgage Assn. 3.00% 2027	10,428	11,131
Government National Mortgage Assn. 3.00% 2027	3,917	4,181
Government National Mortgage Assn. 5.50% 2038	1,420	1,554
Government National Mortgage Assn. 5.50% 2038	901	986
Government National Mortgage Assn. 5.50% 2038	675	739
Government National Mortgage Assn. 5.50% 2038	633	694
Government National Mortgage Assn. 6.00% 2038	1,299	1,465
Government National Mortgage Assn. 6.50% 2038	3,708	4,207
Government National Mortgage Assn. 6.50% 2038	541	616
Government National Mortgage Assn. 3.50% 2039[2]	1,159	1,239
Government National Mortgage Assn. 5.00% 2039	3,085	3,368
Government National Mortgage Assn. 5.50% 2039	684	753
Government National Mortgage Assn. 6.00% 2039	1,437	1,624
Government National Mortgage Assn. 4.50% 2040	5,864	6,489
Government National Mortgage Assn. 5.50% 2040	35,356	39,492
Government National Mortgage Assn. 4.00% 2041	3,301	3,602
Government National Mortgage Assn. 4.00% 2041	1,387	1,514
Government National Mortgage Assn. 4.50% 2041	5,694	6,236
Government National Mortgage Assn. 5.00% 2041	11,276	12,302
Government National Mortgage Assn. 3.00% 2042	8,805	9,213
Government National Mortgage Assn. 3.50% 2043[3]	63,620	68,451
Government National Mortgage Assn. 6.172% 2058	75	82
Government National Mortgage Assn. 6.22% 2058	1,050	1,139
Government National Mortgage Assn., Series 2003, 6.116% 2058	710	791
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	26,823	28,944
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	22,897	24,667
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 2019[4]	3,888	3,995
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.754% 2048[2,4]	361	362
National Credit Union Administration, Series 2011-M1, Class A1, 0.222% 2013[2]	1,352	1,352
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	775
National Credit Union Administration, Series 2010-R2, Class 1A, 0.573% 2017[2]	444	446
National Credit Union Administration, Series 2011-R3, Class 1A, 0.602% 2020[2]	936	941
National Credit Union Administration, Series 2011-R1, Class 1A, 0.653% 2020[2]	513	515
		1,856,943

U.S. Treasury bonds & notes 25.64%
U.S. Treasury 21.83%
U.S. Treasury 1.125% 2013	74,233	74,392
U.S. Treasury 3.125% 2013	22,870	23,155
U.S. Treasury 0.25% 2014	54,750	54,795
U.S. Treasury 0.25% 2014	53,500	53,541
U.S. Treasury 0.50% 2014	45,750	45,938
U.S. Treasury 1.25% 2014	54,250	54,765
U.S. Treasury 1.875% 2014	25,370	25,766
U.S. Treasury 2.375% 2014	18,500	19,099
U.S. Treasury 2.625% 2014	27,100	27,977
U.S. Treasury 1.875% 2015	26,550	27,501
U.S. Treasury 11.25% 2015	50,680	61,110
U.S. Treasury 1.50% 2016	11,575	11,987
U.S. Treasury 2.125% 2016	22,725	23,893
U.S. Treasury 4.50% 2016	10,100	11,300
U.S. Treasury 5.125% 2016	1,500	1,720
U.S. Treasury 7.50% 2016	3,500	4,381
U.S. Treasury 0.75% 2017	14,380	14,467
U.S. Treasury 1.00% 2017	400	407
U.S. Treasury 3.25% 2017	50,470	55,860
U.S. Treasury 3.50% 2018	28,900	32,725
U.S. Treasury 1.00% 2019	2,250	2,235
U.S. Treasury 1.375% 2020	22,000	22,253
U.S. Treasury 8.125% 2021	5,770	8,811
U.S. Treasury 1.625% 2022	33,270	32,707
U.S. Treasury 6.00% 2026	8,250	11,758
U.S. Treasury 6.50% 2026	3,000	4,483
U.S. Treasury 6.25% 2030	5,960	9,011
U.S. Treasury 3.875% 2040	11,910	13,808
U.S. Treasury 4.625% 2040	24,885	32,467
U.S. Treasury 3.75% 2041	5,750	6,518
U.S. Treasury 2.75% 2042	5,750	5,348
U.S. Treasury 2.75% 2042	5,000	4,646
U.S. Treasury 3.00% 2042	18,750	18,404
U.S. Treasury 3.125% 2043	14,740	14,809
		812,037

U.S. Treasury inflation-protected securities[5] 3.81%
U.S. Treasury Inflation-Protected Security 0.625% 2013	28,285	28,398
U.S. Treasury Inflation-Protected Security 1.875% 2013	1,553	1,584
U.S. Treasury Inflation-Protected Security 0.125% 2016	6,676	7,098
U.S. Treasury Inflation-Protected Security 0.125% 2017	28,147	30,381
U.S. Treasury Inflation-Protected Security 0.125% 2022	17,347	18,939
U.S. Treasury Inflation-Protected Security 0.125% 2023	35,852	38,745
U.S. Treasury Inflation-Protected Security 0.75% 2042	6,726	7,051
U.S. Treasury Inflation-Protected Security 0.625% 2043	9,284	9,351
		141,547

Total U.S. Treasury bonds & notes		953,584

Federal agency bonds & notes 11.10%
Federal Home Loan Bank 1.875% 2013	27,355	27,463
Federal Home Loan Bank 3.625% 2013	68,220	69,521
Federal Home Loan Bank 2.375% 2014	4,250	4,335
Federal Home Loan Bank 5.50% 2014	57,160	61,253
Federal Home Loan Bank 2.75% 2015	9,250	9,686
Federal Home Loan Bank, Series 2816, 1.00% 2017	56,095	56,884
Federal Home Loan Bank 1.00% 2017	2,350	2,351
Federal Home Loan Bank 4.125% 2020	8,200	9,647
Freddie Mac 0.375% 2014	26,550	26,590
Freddie Mac 1.75% 2015	23,425	24,202
Freddie Mac 1.25% 2019	18,730	18,651
Tennessee Valley Authority, Series A, 3.875% 2021	30,475	35,533
Tennessee Valley Authority 1.875% 2022	10,150	10,082
Tennessee Valley Authority 4.65% 2035	2,330	2,738
Tennessee Valley Authority 5.88% 2036	2,750	3,787
Tennessee Valley Authority 5.25% 2039	8,900	11,435
Tennessee Valley Authority 3.50% 2042	4,720	4,574
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	18,889
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,124
Private Export Funding Corp. 1.45% 2019	4,750	4,792
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	687	728
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	265	291
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	171	189
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	535	597
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	1,033	1,141
Fannie Mae 6.625% 2030	1,650	2,465
		412,948

Bonds & notes of government agencies outside the U.S. 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[4]	4,000	4,041
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	1,810	1,875
Kommunalbanken 1.00% 2014[4]	1,626	1,638
		7,554

Total bonds, notes & other debt instruments (cost: $3,175,468,000)		3,231,029

	Principal amount	Value
Short-term securities 36.43%	(000)	(000)
Chariot Funding, LLC 0.18%–0.27% due 5/6–9/18/2013[4]	$ 60,400	$ 60,357
Jupiter Securitization Co., LLC 0.18%–0.27% due 5/13–9/19/2013[4]	50,000	49,961
Coca-Cola Co. 0.10%–0.20% due 4/16–6/6/2013[4]	104,110	104,099
Procter & Gamble Co. 0.10%–0.14% due 5/3–6/17/2013[4]	101,200	101,190
Abbott Laboratories 0.09%–0.13% due 4/16–6/3/2013[4]	90,200	90,191
Private Export Funding Corp. 0.26%–0.27% due 4/19–6/12/2013[4]	89,900	89,874
Wal-Mart Stores, Inc. 0.08%–0.10% due 4/8–4/9/2013[4]	87,000	86,998
Paccar Financial Corp. 0.10%–0.14% due 4/12–5/14/2013	84,575	84,563
Chevron Corp. 0.09%–0.10% due 4/11/2013[4]	83,200	83,198
Tennessee Valley Authority 0.105%–0.11% due 4/25–6/6/2013	82,700	82,690
PepsiCo Inc. 0.08% due 5/20–5/24/2013[4]	82,200	82,190
John Deere Credit Ltd. 0.12%–0.14% due 4/3–5/8/2013[4]	72,408	72,404
Variable Funding Capital Company LLC 0.17% due 4/1–4/15/2013[4]	63,800	63,796
Emerson Electric Co. 0.11%–0.14% due 4/8–6/12/2013[4]	63,000	62,992
Regents of the University of California 0.13%–0.17% due 5/6–6/19/2013	58,980	58,969
Walt Disney Co. 0.11%–0.13% due 4/3–5/10/2013[4]	45,500	45,495
NetJets Inc. 0.10% due 5/14/2013[4]	25,000	24,997
Federal Farm Credit Banks 0.18% due 10/18/2013	23,000	22,983
Google Inc. 0.11% due 5/14/2013[4]	21,900	21,896
Harvard University 0.12% due 5/16/2013	21,357	21,354
Straight-A Funding LLC 0.19% due 4/17/2013[4]	19,700	19,699
National Rural Utilities Cooperative Finance Corp. 0.14% due 4/4/2013	15,000	15,000
McDonald’s Corp. 0.10% due 4/17/2013[4]	10,350	10,350

Total short-term securities (cost: $1,355,217,000)		1,355,246
Total investment securities (cost: $4,530,685,000)		4,586,275
Other assets less liabilities		(866,517)
Net assets		$3,719,758

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 Coupon rate may change periodically.

3 A portion or all of the security purchased on a TBA basis.

4 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,081,598,000, which represented 29.08% of the net assets of the fund.

5 Index-linked bond whose principal amount moves with a government price index.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 56,385
Gross unrealized depreciation on investment securities	(2,295)
Net unrealized appreciation on investment securities	54,090
Cost of investment securities for federal income tax purposes	4,532,185

Key to abbreviation

TBA = To be announced

Cash Management FundSM

Investment portfolio

March 31, 2013

unaudited

Short-term securities 100.06%
	Principal amount	Value
Federal agency discount notes 41.76%	(000)	(000)
Federal Home Loan Bank 0.08%–0.13% due 4/5–7/1/2013	$107,900	$107,887
Fannie Mae 0.07%–0.09% due 4/8–5/22/2013	55,300	55,296
Freddie Mac 0.07%–0.15% due 4/9–8/6/2013	40,200	40,194
		203,377

U.S. Treasuries 31.50%
U.S. Treasury Bills 0.072%–0.126% due 4/4–6/6/2013	153,400	153,393

Commercial paper 24.33%
Chariot Funding, LLC 0.19% due 5/3/2013[1]	10,000	9,999
Jupiter Securitization Co., LLC 0.17% due 5/28/2013[1]	4,039	4,038
National Rural Utilities Cooperative Finance Corp. 0.14% due 4/23/2013	13,000	12,999
Sumitomo Mitsui Banking Corp. 0.17%–0.23% due 4/9–6/6/2013[1]	12,900	12,897
Coca-Cola Co. 0.11% due 5/23/2013[1]	12,100	12,097
Johnson & Johnson 0.07% due 4/22/2013[1]	10,900	10,899
United Parcel Service Inc. 0.10% due 4/2/2013[1]	10,800	10,800
Thunder Bay Funding, LLC 0.18% due 6/18/2013[1]	10,700	10,695
Australia & New Zealand Banking Group, Ltd. 0.19% due 6/6/2013[1]	10,000	9,998
American Honda Finance Corp. 0.16% due 5/24/2013	7,500	7,498
Emerson Electric Co. 0.12% due 4/26/2013[1]	6,000	5,999
Commonwealth Bank of Australia 0.20% due 4/8/2013[1]	5,500	5,500
Paccar Financial Corp. 0.15% due 6/17/2013	5,100	5,097
		118,516

Discount notes 2.47%
International Bank for Reconstruction and Development 0.12% due 5/9/2013	12,050	12,048

Total investment securities (cost: $487,331,000)		487,334
Other assets less liabilities		(314)
Net assets		$487,020

1 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $92,922,000, which represented 19.08% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 8
Gross unrealized depreciation on investment securities	(5)
Net unrealized appreciation on investment securities	3
Cost of investment securities for federal income tax purposes	487,331

Protected Asset Allocation FundSM

Investment portfolio

March 31, 2013

unaudited

Asset allocation fund 91.83%	Shares	Value (000)
American Funds Insurance Series — Asset Allocation Fund, Class 1	5,491,203	$109,000
Total asset allocation fund (cost: $104,816,000)		109,000

Short-term securities 6.40%
Government Cash Management Fund	7,598,572	7,599

Total short-term securities (cost: $7,599,000)		7,599
Total investment securities (cost: $112,415,000)		116,599
Other assets less liabilities		2,098
Net assets		$118,697

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 4,184
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	4,184
Cost of investment securities for federal income tax purposes	112,415

Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. The Government Cash Management Fund is managed to maintain a $1.00 net asset value per share. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2013 (dollars in thousands):

Global Discovery Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 65,015	$ —	$—	$ 65,015
Consumer discretionary	62,832	—	—	62,832
Information technology	45,208	—	—	45,208
Financials	31,910	—	—	31,910
Utilities	14,458	—	—	14,458
Industrials	11,325	—	—	11,325
Telecommunication services	9,999	—	—	9,999
Materials	3,553	—	—	3,553
Energy	1,647	—	—	1,647
Short-term securities	—	45,092	—	45,092
Total	$245,947	$45,092	$—	$291,039

*

Securities with a market value of $81,389,000, which represented 27.91% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Global Growth Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 1,121,428	$ —	$ 1,335	$ 1,122,763
Financials	892,307	—	—	892,307
Health care	730,313	—	—	730,313
Information technology	706,338	—	—	706,338
Consumer staples	529,915	—	—	529,915
Industrials	370,430	—	—	370,430
Energy	319,994	—	—	319,994
Materials	257,457	—	—	257,457
Telecommunication services	115,498	—	—	115,498
Utilities	28,454	—	—	28,454
Miscellaneous	61,801	—	—	61,801
Bonds, notes & other debt instruments	—	15,141	—	15,141
Short-term securities	—	213,072	—	213,072
Total	$5,133,935	$228,213	$1,335	$5,363,483

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$254	$—	$254

*

Securities with a market value of $2,649,075,000, which represented 49.60% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 794,807	$ —	$ 69	$ 794,876
Industrials	525,347	—	—	525,347
Health care	454,075	—	—	454,075
Information technology	368,794	—	1,110	369,904
Financials	335,083	—	1,222	336,305
Energy	306,766	—	2	306,768
Materials	227,464	—	1,384	228,848
Consumer staples	201,457	—	—	201,457
Utilities	154,173	—	—	154,173
Telecommunication services	23,716	—	—	23,716
Miscellaneous	192,679	—	457	193,136
Preferred securities	—	5,769	—	5,769
Rights & warrants	—	67	—	67
Convertible securities	—	—	11,179	11,179
Bonds, notes & other debt instruments	—	6,320	—	6,320
Short-term securities	—	307,833	—	307,833
Total	$3,584,361	$319,989	$15,423	$3,919,773

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 32	$—	$ 32
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(35)	—	(35)
Total	$—	$ (3)	$—	$ (3)

*

Securities with a market value of $1,594,728,000, which represented 40.83% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 4,243,476	$ —	$ —	$ 4,243,476
Financials	3,919,138	—	29,315	3,948,453
Health care	3,101,749	—	18,316	3,120,065
Information technology	2,974,633	—	—	2,974,633
Energy	2,427,469	—	38,660	2,466,129
Industrials	1,821,214	—	—	1,821,214
Consumer staples	1,054,844	—	—	1,054,844
Materials	1,016,837	—	—	1,016,837
Telecommunication services	267,663	—	—	267,663
Utilities	23,275	—	3,229	26,504
Miscellaneous	85,789	—	—	85,789
Rights & warrants	21,014	—	—	21,014
Short-term securities	—	1,075,164	—	1,075,164
Total	$20,957,101	$1,075,164	$89,520	$22,121,785

*

Securities with a market value of $2,490,746,000, which represented 11.29% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$1,371,649	$ —	$ —	$1,371,649
Consumer discretionary	1,340,205	—	6,802	1,347,007
Financials	1,312,971	—	—	1,312,971
Industrials	982,281	—	—	982,281
Information technology	944,037	—	—	944,037
Consumer staples	757,655	—	—	757,655
Telecommunication services	542,187	—	—	542,187
Materials	473,224	4,143	—	477,367
Energy	418,746	—	—	418,746
Utilities	225,960	—	—	225,960
Miscellaneous	363,225	—	—	363,225
Bonds, notes & other debt instruments	—	73,534	—	73,534
Short-term securities	—	239,281	—	239,281
Total	$8,732,140	$316,958	$6,802	$9,055,900

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,418	$—	$ 2,418
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(116)	—	(116)
Total	$—	$2,302	$—	$2,302

*

Securities with a market value of $7,874,210,000, which represented 86.52% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer staples	$ 338,216	$ —	$ —	$ 338,216
Consumer discretionary	332,153	—	—	332,153
Financials	255,009	—	37	255,046
Energy	210,564	10,405	—	220,969
Health care	220,398	—	—	220,398
Information technology	193,253	—	—	193,253
Industrials	150,287	—	—	150,287
Telecommunication services	126,250	—	—	126,250
Materials	121,094	—	—	121,094
Utilities	27,524	—	—	27,524
Miscellaneous	108,371	—	—	108,371
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	203,922	—	203,922
Corporate bonds & notes	—	44,975	—	44,975
U.S. Treasury bonds & notes	—	16,822	—	16,822
Short-term securities	—	163,384	—	163,384
Total	$2,083,119	$439,508	$37	$2,522,664

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 280	$—	$ 280
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(273)	—	(273)
Total	$—	$ 7	$—	$ 7

*

Securities with a market value of $1,436,664,000, which represented 56.63% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

† Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 907,283	$ —	$—	$ 907,283
Information technology	738,090	—	—	738,090
Industrials	707,367	—	—	707,367
Energy	652,474	—	—	652,474
Consumer staples	647,915	—	—	647,915
Telecommunication services	545,052	—	—	545,052
Consumer discretionary	348,325	—	—	348,325
Utilities	257,615	—	—	257,615
Financials	251,784	—	—	251,784
Materials	119,931	—	—	119,931
Miscellaneous	193,740	—	—	193,740
Convertible securities	66,299	—	—	66,299
Short-term securities	—	392,383	—	392,383
Total	$5,435,875	$392,383	$—	$5,828,258

Global Growth and Income Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 435,729	$ —	$ 642	$ 436,371
Consumer discretionary	331,198	—	—	331,198
Industrials	201,600	—	—	201,600
Information technology	196,663	—	—	196,663
Health care	182,088	—	—	182,088
Consumer staples	175,898	—	—	175,898
Energy	121,073	—	—	121,073
Materials	102,231	—	—	102,231
Telecommunication services	100,226	—	—	100,226
Utilities	84,182	—	—	84,182
Miscellaneous	5,297	—	—	5,297
Convertible securities	—	13,912	423	14,335
Bonds, notes & other debt instruments	—	29,331	—	29,331
Short-term securities	—	77,995	—	77,995
Total	$1,936,185	$121,238	$1,065	$2,058,488
*Securities with a market value of $814,921,000, which represented 39.44% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Growth-Income Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 3,693,154	$ —	$—	$ 3,693,154
Information technology	3,323,960	—	—	3,323,960
Consumer discretionary	3,037,079	—	—	3,037,079
Industrials	2,702,184	—	—	2,702,184
Energy	2,337,302	—	—	2,337,302
Consumer staples	1,652,341	—	—	1,652,341
Materials	1,442,711	—	—	1,442,711
Financials	1,378,227	—	—	1,378,227
Telecommunication services	830,875	—	—	830,875
Utilities	165,615	—	—	165,615
Miscellaneous	888,859	—	—	888,859
Preferred securities	—	15,810	—	15,810
Rights & warrants	2,399	—	—	2,399
Convertible securities	19,971	73,565	—	93,536
Bonds, notes & other debt instruments	—	84,361	—	84,361
Short-term securities	—	1,088,493	—	1,088,493
Total	$21,474,677	$1,262,229	$—	$22,736,906
*Securities with a market value of $1,278,514,000, which represented 5.61% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$162,204	$ —	$ —	$162,204
Consumer staples	121,038	—	—	121,038
Consumer discretionary	105,771	—	—	105,771
Utilities	81,799	—	—	81,799
Telecommunication services	77,285	—	—	77,285
Industrials	67,097	—	—	67,097
Health care	59,329	—	—	59,329
Energy	41,149	—	—	41,149
Information technology	29,468	—	—	29,468
Materials	25,108	—	—	25,108
Miscellaneous	11,298	—	—	11,298
Rights & warrants	416	—	—	416
Convertible securities	—	2,574	205	2,779
Bonds, notes & other debt instruments	—	14,697	—	14,697
Short-term securities	—	62,395	—	62,395
Total	$781,962	$79,666	$205	$861,833
*Securities with a market value of $562,257,000, which represented 64.82% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Asset Allocation Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,514,802	$ —	$ —	$ 1,514,802
Consumer discretionary	1,344,605	—	—	1,344,605
Health care	1,275,241	—	—	1,275,241
Energy	1,240,646	—	—	1,240,646
Information technology	1,064,427	—	—	1,064,427
Industrials	959,184	—	16,017	975,201
Consumer staples	674,690	—	—	674,690
Materials	672,111	—	2,383	674,494
Utilities	341,925	—	—	341,925
Telecommunication services	214,022	—	—	214,022
Miscellaneous	407,623	—	—	407,623
Rights & warrants	630	—	—	630
Convertible securities	—	3,580	—	3,580
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,076,657	—	1,076,657
Corporate bonds & notes	—	954,256	12,445	966,701
Mortgage-backed obligations	—	653,895	—	653,895
Federal agency bonds & notes	—	65,380	—	65,380
Bonds & notes of governments outside the U.S.	—	9,138	—	9,138
Asset-backed obligations	—	5,907	—	5,907
Short-term securities	—	1,157,222	—	1,157,222
Total	$9,709,906	$3,926,035	$30,845	$13,666,786
*Securities with a market value of $474,087,000, which represented 3.52% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Global Balanced Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 15,960	$ —	$—	$ 15,960
Consumer staples	15,554	—	—	15,554
Industrials	13,413	—	—	13,413
Consumer discretionary	11,877	—	—	11,877
Health care	11,135	—	—	11,135
Energy	9,915	—	—	9,915
Information technology	9,330	—	—	9,330
Telecommunication services	6,372	—	—	6,372
Materials	5,082	470	—	5,552
Utilities	2,799	—	—	2,799
Miscellaneous	1,766	—	—	1,766
Preferred securities	—	167	—	167
Convertible securities	—	1,246	—	1,246
Bonds, notes & other debt instruments:
Bonds & notes of governments &
government agencies outside the U.S.	—	23,346	—	23,346
Corporate bonds & notes	—	13,998	—	13,998
U.S. Treasury bonds & notes	—	6,982	—	6,982
Mortgage-backed obligations	—	5,528	—	5,528
Short-term securities	—	9,554	—	9,554
Total	$103,203	$61,291	$—	$164,494

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 46	$—	$ 46
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(17)	—	(17)
Total	$—	$ 29	$—	$ 29
*Securities with a market value of $50,392,000, which represented 31.58% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†Forward currency contracts are not included in the investment portfolio.

Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,818,000	$ —	$2,818,000
Corporate bonds & notes	—	2,716,837	—	2,716,837
U.S. Treasury bonds & notes	—	1,989,308	—	1,989,308
Bonds & notes of governments &
government agencies outside the U.S.	—	284,211	—	284,211
Federal agency bonds & notes	—	256,811	—	256,811
Municipals	—	63,299	—	63,299
Asset-backed obligations	—	12,936	—	12,936
Preferred securities	—	1,024	—	1,024
Common stocks	—	—	4,256	4,256
Short-term securities	—	1,562,628	—	1,562,628
Total	$—	$9,705,054	$4,256	$9,709,310

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,265	$—	$1,265
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(113)	—	(113)
Total	$—	$1,152	$—	$1,152
*Forward currency contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$ 493,753	$ —	$ 493,753
Japanese yen	—	241,025	—	241,025
Swedish kronor	—	136,430	—	136,430
Mexican pesos	—	110,881	—	110,881
Polish zloty	—	106,016	—	106,016
British pounds	—	54,175	—	54,175
South Korean won	—	53,861	—	53,861
Norwegian kroner	—	48,908	—	48,908
Canadian dollars	—	42,602	—	42,602
U.S. dollars	—	1,049,285	505	1,049,790
Other currencies	—	163,365	—	163,365
Common stocks	—	—	481	481
Short-term securities	—	292,672	—	292,672
Total	$—	$2,792,973	$986	$2,793,959

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 3,054	$—	$ 3,054
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,124)	—	(1,124)
Total	$—	$ 1,930	$—	$ 1,930
*Forward currency contracts are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ —	$1,805,486	$ 8,248	$1,813,734
Bonds & notes of governments outside the U.S.	—	19,975	—	19,975
U.S. Treasury bonds & notes	—	1,500	—	1,500
Municipals	—	885	—	885
Convertible securities	—	3,038	—	3,038
Preferred securities	1,207	3,930	—	5,137
Common stocks	4,628	—	18,357	22,985
Rights & warrants	219	—	—	219
Short-term securities	—	60,583	—	60,583
Total	$6,054	$1,895,397	$26,605	$1,928,056

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$74	$—	$74

[1]Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2013 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value	into			realized	Unrealized	out of	value at
	at 1/1/2013	Level 3[2]	Purchases	Sales	loss	depreciation	Level 3[2]	3/31/2013

Investment securities	$3,779	$12,893	$25,196	$(316)	$(50)	$(14,504)	$(393)	$26,605
Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2013:								$(14,504)

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

The significant unobservable inputs used to value the Level 3 investments of High-Income Bond Fund include financial multiples of publicly traded comparable companies, estimates of recovery allocation and financial performance, and calculated discounts for lack of marketability. The following table provides additional information used by the series’ investment adviser to fair value those securities with significant unobservable inputs.

	Value at 3/31/2013 (000)	Valuation technique(s)	Unobservable input(s)	Range	Impact to valuation from an increase in input[3]
Bonds, notes & other debt instruments	$ 8,248	Estimated recovery proceeds	EBITDA EBITDA multiple	$210M–$320M 8x–10x	Increase Increase
Common stocks	18,357	Blend of bid and market comparable companies	EBITDA multiple DLOM (applied to multiple)	6.0x-8.8x 22.7%–25.0%	Increase Decrease
		Market comparable companies	EBITDA multiple DLOM	4.3x–7.4x 10.0%–18.0%	Increase Decrease
$26,605

3This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

DLOM = Discount for lack of marketability

Mortgage Fund

At March 31, 2013, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At March 31, 2013, all of the fund’s investment securities were classified as Level 2.

Cash Management Fund

At March 31, 2013, all of the fund’s investment securities were classified as Level 2.

Protected Asset Allocation Fund

At March 31, 2013, all of the fund’s investment securities were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFPX-998-0513O-S32806

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 29, 2013